UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-3373

Westcore Trust

(exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Paul F. Leone, Secretary

Westcore Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 303-623-2577

Date of fiscal year end:     December 31

Date of reporting period:  June 30, 2010

Item 1.  Reports to Stockholders.

2010 SEMI-ANNUAL REPORT

JUNE 30, 2010

WESTCORE EQUITY FUNDS

WESTCORE GROWTH FUND

WESTCORE MIDCO GROWTH FUND

WESTCORE SELECT FUND

WESTCORE BLUE CHIP FUND

WESTCORE MID-CAP VALUE FUND

WESTCORE SMALL-CAP OPPORTUNITY FUND

WESTCORE SMALL-CAP VALUE FUND

WESTCORE MICRO-CAP OPPORTUNITY FUND

WESTCORE INTERNATIONAL FRONTIER FUND

WESTCORE BOND FUNDS

WESTCORE FLEXIBLE INCOME FUND

WESTCORE PLUS BOND FUND

WESTCORE COLORADO TAX-EXEMPT FUND

Westcore Funds are managed by Denver Investments

DEAR FELLOW SHAREHOLDERS:

The economic recovery still appears to be under way. However, every day seems to bring both good and bad news about the recovery making it easy to be confused. This is not unusual after such a severe economic recession and financial meltdown.

We believe it will take years for consumers and governments to rebuild their financial strength. Because of this, the rate of economic growth in the short term will most likely be modest. In our opinion, there is even a small probability of negative economic growth in 2011.

Yet, even in periods of slow or negative economic growth, meaningful economic change can occur. These changes may impact companies, stock and bonds. Our investment teams work hard to identify opportunities that such changes may present.

The Westcore Family of Funds offers you twelve options to meet a variety of investment objectives. Portfolio manager commentaries, performance, financial and holdings information for each of the Westcore Funds can be found in this report.

Fixed income funds have generally provided positive returns in the current environment. This has been the case for much of the past ten years, and we do not expect interest rates to rise materially in the near future. For fixed income alternatives in your portfolio, Westcore offers three bond funds with very different investment objectives; the Westcore Plus Bond Fund, the Westcore Flexible Income Fund and the Westcore Colorado Tax-Exempt Fund.

As is often the case in an economic recovery, stock markets are currently favoring smaller companies over larger companies. Westcore offers several equity funds focused on small and medium sized companies. We would like to draw your attention to the Westcore Small-Cap Value Fund, the Westcore Select Fund and the Westcore International Frontier Fund.

We think the U. S. economy will prove to be very competitive in the years ahead. American entrepreneurs have been very creative contributing importantly to our economic growth. We believe this will continue and that our economic challenges, which are many and real, will be solved by our abundance of intellectual capital.

Thank you for your confidence in the Westcore Funds.

CFA is a trademark owned by the CFA Institute.

The Shareholder Letter and the Manager Commentaries included in this shareholder report contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

The recent growth rate in the stock market has helped to produce short-term returns for some asset classes that are not typical and may not continue in the future. Ongoing market volatility may subject fund performance to substantial short-term changes.

Fund Strategy

Investing primarily in equity securities of large companies with growth potential.

Fund Management

Ross G. Moscatelli, CFA Portfolio Manager
Craig W. Juran, CFA Portfolio Manager

CFA is a trademark owned by the CFA Institute.

Cumulative Returns

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Performance calculations are as of the end of June each year. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Lipper Index data provided by Lipper, Inc.

Please see pages 28 and 29 for index definitions.

Average Annual Total Returns
						Since	Inception
	6 Months	1 Year	3 Years	5 Years	10 Years	Inception	Date
Retail Class (WTEIX)	-10.20%	14.18%	-8.78%	-0.81%	-1.38%	7.42%	6/1/88
Institutional Class
(WILGX)	-10.11	14.25	-8.69	-0.75	-1.35	7.43	9/28/07
Russell 1000®
Growth Index	-7.64	13.62	-6.91	0.38	-5.14	8.24
Lipper Large-Cap
Growth Index	-8.68	12.59	-7.49	-0.56	-5.39	7.45

Retail Class Annual Expense Ratio (per the current prospectus) — Gross: 1.06%, Net: 1.06%

Institutional Class Annual Expense Ratio (per the current prospectus) — Gross: 2.55%, Net: 0.94%

The performance data quoted represents past performance and does not guarantee future results. Performance information for the institutional class shares prior to their inception date is based on the performance of the retail class. Current performance may be lower or higher than the performance quoted. To obtain current performance as of the most recent month-end, please call 800.392.CORE (2673) or visit us online at www.westcore.com. Average annual total returns and yield figures reflect the reinvestment of dividends, capital gains distributions, all fee waivers and expense reimbursements. Without the fee waivers and expense reimbursements, total return and yield figures would have been lower. The performance data quoted does not reflect the deduction of the 2% redemption fee imposed if shares are redeemed or exchanged within 90 calendar days from their date of purchase. If imposed, the fee would reduce the performance quoted. Total return and yield figures represent past performance. Investment return and principal value will vary, and shares, when redeemed, may be worth more or less than their original cost.

Westcore fund shares are not insured by the FDIC, the Federal Reserve Board or any other agency and are subject to risk including the possible loss of principal.

The Advisor and Administrators have contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse Fund level other expenses from April 30, 2010 until at least April 30, 2011, so that Net Annual Fund Operating Expenses as reported in the Fund’s Financial Highlights will be no more than 1.15% for the Fund’s Retail Class for such period. In addition, the Advisor has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse Fund level other expenses in the same proportion as for the Retail Class waivers/reimbursements plus reimbursing the Institutional class-specific other expenses until at least April 30, 2011. The Advisor and Administrators are not contractually bound to continue these waivers/reimbursements past April 30, 2011, however neither party is currently expecting to make any change in the waivers/reimbursements after April 30, 2011. However, you will be notified in writing if these waivers and/or reimbursements are discontinued or materially changed after April 30, 2011.

Craig W. Juran is a registered representative of ALPS Distributors, Inc.

Manager Commentary
  Given the magnitude of the 2008-2009 recession, the pace of economic recovery in the first half of 2010 was somewhat disappointing. And, the period was anything but normal, with sovereign debt concerns, default risk from Portugal, Ireland, Italy, Greece, and Spain, the Euro under pressure, the Gulf oil spill, U.S. state and municipal budget deficits and debate of the U.S. Financial Reform Bill. This economic uncertainty combined with the “Flash Crash” on May 6 produced a big change in sentiment. The tide shifted towards more risk-averse behavior after the Dow fell 999 points in 30 minutes – producing one of the most volatile days in Wall Street history. Amidst this, the Westcore Growth Fund underperformed its benchmark the Russell 1000 Growth Index, for the six months ended June 30, 2010.
  The Fund’s holdings in the consumer discretionary and financials sectors were among the most detrimental relative to the benchmark.  Additionally, the Fund’s underweight position in health care also detracted from performance relative to the benchmark. Companies in the financials sector faced significant uncertainty as completion of the Financial Reform Bill was delayed. From an individual holdings standpoint, the Fund’s largest detractors were technology related companies such as Google Inc., Microsoft Corp. and Visa Inc. We believe the pullback in their stock prices is temporary and market driven rather than company-specific or due to fundamental issues.
  At the sector level, the Fund’s strongest contributors relative to the benchmark were utilities, consumer staples and energy. The Fund’s lack of holdings in utilities was a positive as the sector did not perform well in the first half of the year. Although the Fund outperformed the benchmark in the energy sector, none of the Fund’s holdings in the sector were top performers. Fund holding Estee Lauder Cos. was a standout in the consumer staples sector. This manufacturer and marketer of skin and hair care products underwent a reorganization and management change in the second half of 2009. Investors appear encouraged by these changes. Apple Inc. was the Fund’s best performing stock having released two exciting products during the second quarter, the iPad and the iPhone 4G.
  Despite market uncertainty, we continue to focus on companies with dominant franchises, exciting new products, proprietary technology, unique distribution channels, and defensible business models that we believe will survive and thrive regardless of the economic environment. We expect continued volatility as investors rehash “ghosts” from the crash of 2008-2009. However, large-cap equities are trading at relatively low valuation levels that we have not seen since the recession of 1981-1982 and spring of 2009. We believe it won’t take much positive news for the markets to stabilize and/or advance. Meanwhile, we remain focused on driving long-term returns and we are seeing many compelling investment opportunities.  Thank you for your continued investment in the Fund and your confidence in our team.

Stock Performance
(for the 6 months ended 6/30/10)
	Average	Contribution
Top 5 Stocks	Weight	to Return
Apple Inc.	5.29%	0.69%
Las Vegas Sands Corp.	1.44	0.47
Estee Lauder Cos.	0.36	0.17
Union Pacific Corp.	1.46	0.10
Cognizant Technology
Solutions Corp.	0.97	0.09

Bottom 5 Stocks
Cisco Systems Inc.	4.29%	-0.44%
Hewlett-Packard Co.	3.19	-0.47
Visa Inc.	2.54	-0.54
Microsoft Corp.	3.81	-0.95
Google Inc.	4.17	-1.25

Past performance does not guarantee future results. These stocks do not represent all of the securities purchased, sold or recommended by the Funds’ Adviser. To request a complete list of the contribution of each Fund holding to overall Fund performance during the period, please call 800.392.CORE (2673) or email invest@westcore.com.

Please see page 29 for a description of the methodology used to construct this chart.

Top Ten Holdings
(as of 6/30/10)
Apple Inc.	6.4%
Cisco Systems Inc.	4.1
Google Inc.	3.9
PepsiCo Inc.	3.5
Microsoft Corp.	3.4
Visa Inc.	3.1
Medco Health Solutions Inc.	3.0
Hewlett-Packard Co.	3.0
Occidental Petroleum Corp.	2.6
EMC Corp.	2.4
Total (% of Net Assets)	35.4%

Top ten holdings do not include any cash, cash equivalents or exchange traded fund investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

Morningstar Ratings

		Number
	Morningstar	of Funds
	Rating™	in Large Growth
	as of 6/30/10	Category
Overall	««««	1,545
3 Year	«««	1,545
5 Year	«««	1,298
10 Year	««««	739

Morningstar Ratings shown represent both the Retail and Institutional Classes. Morningstar proprietary ratings reflect historical risk-adjusted performance as of 6/30/10 and are subject to change every month.

Please see page 29 for more detail regarding Morningstar Ratings.

Portfolio Characteristics
(as of 6/30/10)
	Westcore	Russell 1000®
	Growth Fund	Growth Index
Weighted Average Market Capitalization ($ Bil)	$63.4	$68.4
Price/Earnings (1 year trailing)	20.9x	18.9x
EPS Growth (3 year historical)	9.6%	7.0%
Beta	1.1	1.0
Number of Holdings	56	631
Portfolio Turnover Rate (6 month)	33%	–

Please see page 30 for definition of terms.

Sector Allocation

Sector classifications presented herein are based on the sector categorization methodology of the Adviser to the Funds which may result in the sector designations for one Fund being different than another Fund’s sector designations.

Market Capitalization

*Total Investments for this chart excludes short-term investments, including money market mutual funds

Market capitalization ranges were determined by the Adviser to the Fund and are for presentation purposes only. These market capitalization ranges do not necessarily correlate to the benchmark’s market capitalization ranges.

Fund Strategy

Investing in a diversified portfolio of equity securities of primarily medium-sized companies with growth potential.

Fund Management
William S. Chester, CFA Portfolio Manager	Brian C. Fitzsimons, CFA Portfolio Manager
Mitch S. Begun, CFA Portfolio Manager	Jeffrey J. Loehr, CFA Portfolio Manager
Adam C. Bliss Portfolio Manager	F. Wiley Reed, CFA Portfolio Manager
CFA is a trademark owned by the CFA Institute.

Cumulative Returns

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Performance calculations are as of the end of June each year. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Lipper Index data provided by Lipper, Inc.

Please see pages 28 and 29 for index definitions.

Average Annual Total Returns
						Since	Inception
	6 Months	1 Year	3 Years	5 Years	10 Years	Inception	Date
Retail Class (WTMGX)	-1.92%	25.62%	-7.22%	1.53%	-0.07%	9.76%	8/1/86
Institutional Class
(WIMGX)	-1.92	25.80	-7.11	1.60	-0.03	9.78	9/28/07
Russell MidcapTM
Growth Index	-3.31	21.30	-7.53	1.37	-1.99	9.03
Lipper Mid-Cap
Growth Index	-3.28	21.13	-6.51	2.85	-2.21	8.52

Retail Class Annual Expense Ratio (per the current prospectus) — Gross: 1.09%, Net: 1.09%
Institutional Class Annual Expense Ratio (per the current prospectus) — Gross: 1.04%, Net: 0.96%

The performance data quoted represents past performance and does not guarantee future results. Performance information for the institutional class shares prior to their inception date is based on the performance of the retail class. Current performance may be lower or higher than the performance quoted. To obtain current performance as of the most recent month-end, please call 800.392.CORE (2673) or visit us online at www.westcore.com.  Average annual total returns and yield figures reflect the reinvestment of dividends, capital gains distributions, all fee waivers and expense reimbursements. Without the fee waivers and expense reimbursements, total return and yield figures would have been lower. The performance data quoted does not reflect the deduction of the 2% redemption fee imposed if shares are redeemed or exchanged within 90 calendar days from their date of purchase. If imposed, the fee would reduce the performance quoted. Total return and yield figures represent past performance. Investment return and principal value will vary, and shares, when redeemed, may be worth more or less than their original cost.

Westcore fund shares are not insured by the FDIC, the Federal Reserve Board or any other agency and are subject to risk including the possible loss of principal.

The Advisor and Administrators have contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse Fund level other expenses from April 30, 2010 until at least April 30, 2011, so that Net Annual Fund Operating Expenses as reported in the Fund’s Financial Highlights will be no more than 1.15% for the Fund’s Retail Class for such period. In addition, the Advisor has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse Fund level other expenses in the same proportion as for the Retail Class waivers/reimbursements plus reimbursing the Institutional class-specific other expenses until at least April 30, 2011. The Advisor and Administrators are not contractually bound to continue these waivers/reimbursements past April 30, 2011, however neither party is currently expecting to make any change in the waivers/reimbursements after April 30, 2011. However, you will be notified in writing if these waivers and/or reimbursements are discontinued or materially changed after April 30, 2011.

Manager Commentary
  Equity markets were down slightly for the first six months of 2010 as questions over the trajectory of the economic recovery surfaced. Sovereign debt crises, growing budget deficits, a major oil spill in the Gulf of Mexico and an apparent economic soft patch all gave equity markets reason to pause after the strong gains of the last fifteen months.
  The Westcore MIDCO Growth Fund’s outperformance versus its Russell Midcap Growth Index benchmark was most positively impacted by stocks in the information technology, industrials and consumer discretionary sectors.
  In the information technology sector, Akamai Technologies Inc. performed well as the company experienced increasing demand for video and applications delivered over the internet. Another strong performer in the information technology sector was Rovi Corp., which benefited from international pay TV deals for its proprietary TV guide business.
  Within the consumer discretionary sector, Netflix Inc. was the Fund’s best performer. The company’s prolific “Watch Instantly” streaming service drove strong margins and subscriber growth. Another consumer discretionary sector holding that contributed positively is off-price apparel retailer Ross Stores Inc. as cost-conscious consumers drove strong market share gains.
  The Fund’s relative performance was most negatively impacted by the financials, health care and energy sectors.
  Sluggish equity markets during the first half of 2010 led to weak performance in financial sector holding, T. Rowe Price Group Inc. We believe this pullback was market driven rather than specific to T. Rowe and therefore we maintained the Fund’s investment.
  The Fund’s underweight position in the health care sector detracted from performance, as increased clarity around U.S. healthcare legislative reform drove strong sector performance. Additionally, healthcare sector holding King Pharmaceuticals Inc. was the Fund’s worst performing holding as concerns arose over this pharmaceutical manufacturer’s existing product line. We are confident in management’s ability and see a delay in the development of this product line as temporary.
  Energy sector holding Cabot Oil & Gas Corp. suffered due to concern over regulatory and permit related issues in the Marcellus Shale and we opted to liquidate the position.
  As of June 30, 2010, the Fund was overweight the information technology and industrials sectors and its largest underweights were in the consumer staples and consumer discretionary sectors.
  Economic growth appears to be moderating from the lofty levels of the last few quarters. We are optimistic that the economy can continue to grow, albeit at a slower rate, whereby innovative companies can thrive and differentiate themselves from peers. We believe our in-depth research focus at the company level should help us identify good growth opportunities. As always, we thank you for your continued investment.

Stock Performance
(for the 6 months ended 6/30/10)
	Average	Contribution
Top 5 Stocks	Weight	to Return
Netflix Inc.	1.63%	1.14%
Akamai Technologies Inc.	1.37	0.70
Rovi Corp.	1.38	0.46
Dolby Laboratories Inc.	1.93	0.45
Ross Stores Inc.	1.68	0.36

Bottom 5 Stocks
T. Rowe Price Group Inc.	2.18%	-0.34%
Tellabs Inc.	0.28	-0.35
Cabot Oil & Gas Corp.	1.78	-0.45
Global Payments Inc.	0.69	-0.46
King Pharmaceuticals Inc.	1.32	-0.49

Past performance does not guarantee future results. These stocks do not represent all of the securities purchased, sold or recommended by the Funds’ Adviser. To request a complete list of the contribution of each Fund holding to overall Fund performance during the period, please call 800.392.CORE (2673) or email invest@westcore.com.

Please see page 29 for a description of the methodology used to construct this chart.

Top Ten Holdings
(as of 6/30/10)
TJX Companies Inc.	2.2%
Dolby Laboratories Inc.	2.2
Waters Corp.	2.1
Cooper Industries PLC	2.1
Ingersoll-Rand PLC	2.1
CR Bard Inc.	2.1
AMERIGROUP Corp.	2.0
Rovi Corp.	2.0
T. Rowe Price Group Inc.	2.0
Intuit Inc.	2.0
Total (% of Net Assets)	20.8%

Top ten holdings do not include any cash, cash equivalents or exchange traded fund investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

Morningstar Ratings
		Number
	Morningstar	of Funds in
	Rating™	Mid-Cap Growth
	as of 6/30/10	Category
Overall	«««	694
3 Year	«««	694
5 Year	«««	612
10 Year	«««	354

Morningstar Ratings shown represent both the Retail and Institutional Classes. Morningstar proprietary ratings reflect historical risk-adjusted performance as of 6/30/10 and are subject to change every month.

Please see page 29 for more detail regarding Morningstar Ratings.

Portfolio Characteristics
(as of 6/30/10)
	Westcore MIDCO	Russell MidcapTM
	Growth Fund	Growth Index
Weighted Average Market Capitalization ($ Bil)	$4.9	$6.0
Price/Earnings (1 year trailing)	20.2x	21.8x
EPS Growth (3 year historical)	3.5%	4.7%
Beta	0.98	1.0
Number of Holdings	65	497
Portfolio Turnover Rate (6 month)	51%	—

Please see page 30 for definition of terms.

Sector Allocation

Sector classifications presented herein are based on the sector categorization methodology of the Adviser to the Funds which may result in the sector designations for one Fund being different than another Fund’s sector designations.

Market Capitalization

* Total Investments for this chart excludes short-term investments, including money market mutual funds.

Market capitalization ranges were determined by the Adviser to the Fund and are for presentation purposes only. These market capitalization ranges do not necessarily correlate to the benchmark’s market capitalization ranges.

Fund Strategy

Investing primarily in the common stock of a limited number of medium-sized companies selected for their growth potential.

Fund Management
William S. Chester, CFA Portfolio Manager	Brian C. Fitzsimons, CFA Portfolio Manager
Mitch S. Begun, CFA Portfolio Manager	Jeffrey J. Loehr, CFA Portfolio Manager
Adam C. Bliss Portfolio Manager	F. Wiley Reed, CFA Portfolio Manager
CFA is a trademark owned by the CFA Institute.

Cumulative Returns

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Performance calculations are as of the end of June each year. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Lipper Index data provided by Lipper, Inc.

Please see pages 28 and 29 for index definitions.

Average Annual Total Returns
						Since	Inception
	6 Months	1 Year	3 Years	5 Years	10 Years	Inception	Date
Retail Class (WTSLX)	-1.55%	27.43%	-2.62%	6.43%	2.87%	12.11%	10/1/99
Russell MidcapTM
Growth Index	-3.31	21.30	-7.53	1.37	-1.99	2.32
Lipper Mid-Cap
Growth Index	-3.28	21.13	-6.51	2.85	-2.21	1.98

Retail Class Annual Expense Ratio (per the current prospectus) — Gross: 1.17%, Net: 1.16%

The performance data quoted represents past performance and does not guarantee future results. Performance information for the institutional class shares prior to their inception date is based on the performance of the retail class. Current performance may be lower or higher than the performance quoted. To obtain current performance as of the most recent month-end, please call 800.392.CORE (2673) or visit us online at www.westcore.com. Average annual total returns and yield figures reflect the reinvestment of dividends, capital gains distributions, all fee waivers and expense reimbursements. Without the fee waivers and expense reimbursements, total return and yield figures would have been lower. The performance data quoted does not reflect the deduction of the 2% redemption fee imposed if shares are redeemed or exchanged within 90 calendar days from their date of purchase. If imposed, the fee would reduce the performance quoted. Total return and yield figures represent past performance. Investment return and principal value will vary, and shares, when redeemed, may be worth more or less than their original cost.

Westcore fund shares are not insured by the FDIC, the Federal Reserve Board or any other agency and are subject to risk including the possible loss of principal.

The Advisor and Administrators have contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse Fund level other expenses from April 30, 2010 until at least April 30, 2011, so that Net Annual Fund Operating Expenses as reported in the Fund’s Financial Highlights will be no more than 1.15% for the Fund’s Retail Class for such period. The Advisor and Administrators are not contractually bound to continue these waivers/reimbursements past April 30, 2011, however neither party is currently expecting to make any change in the waivers/reimbursements after April 30, 2011. However, you will be notified in writing if these waivers and/or reimbursements are discontinued or materially changed after April 30, 2011.

Westcore Select Fund is a non-diversified fund and investing in non-diversified funds generally will be more volatile and a loss of principal could be greater than investing in more diversified funds.

Westcore Select Fund may participate in the initial public offering (“IPO”) market, and a significant portion of the Fund’s since inception return is attributable to its investments in IPOs, which in turn have had a magnified impact due to the Fund’s relatively small asset base. As the Fund’s assets continue to grow, it will be increasingly less likely to experience substantially similar performance by investing in IPOs.

Manager Commentary
  Equity markets were down slightly for the first six months of 2010 as questions over the trajectory of the economic recovery surfaced. Sovereign debt crises, growing budget deficits, a major oil spill in the Gulf of Mexico and an apparent economic soft patch all gave equity markets reason to pause after the strong gains of the last fifteen months.
  The Westcore Select Fund’s outperformance versus its Russell Midcap Growth Index benchmark was most positively impacted by stocks in the information technology, industrials and consumer discretionary sectors.
  The Fund’s best performing stock in the period was information technology sector holding Akamai Technologies Inc. Akamai experienced increasing demand for video and applications delivered over the internet. Another strong performer within the information technology sector was Dolby Laboratories Inc., a developer of audio and video encoding technologies. Dolby continued to benefit from a cycle of businesses updating PCs and strong worldwide digital TV sales.
  Within the consumer discretionary sector, Fund holding Jos. A. Bank Clothiers Inc. produced strong results as this men’s apparel company experienced rapid new customer growth. Also in the consumer discretionary sector, off-price apparel retailer Ross Stores Inc. contributed positively to performance as cost-conscious consumers drove strong market share gains.
  The Fund’s relative performance was most negatively impacted by the health care, energy and consumer staples sectors.
  King Pharmaceuticals Inc. was the Fund’s worst performing holding as concerns arose over this pharmaceutical manufacturer’s existing product line and development of its new product portfolio. While we remain confident in management’s ability and see the delay in the development of this new product line as temporary, the concentrated style of the Fund led us to sell the position in favor of other opportunities.
  Energy sector holding Cabot Oil & Gas Corp. suffered due to concern over regulatory and permit related issues in the Marcellus Shale and we opted to liquidate the position.
  The Fund’s underweight position in the consumer staples sector detracted from performance given the sector’s strong relative performance during the period.
  As of June 30, 2010, the Fund was overweight the information technology, health care and financial sectors and was underweight the consumer staples, consumer discretionary and materials sectors.  The Fund’s five largest stock positions were Rovi Corp., Bank of the Ozarks Inc., Shire PLC, Dolby Laboratories Inc., and Waters Corp.
  Economic growth appears to be moderating from the lofty levels of the last few quarters. We are optimistic that the economy can continue to grow, albeit at a slower rate, whereby innovative companies can thrive and differentiate themselves from peers. We believe our in-depth research focus at the company level should help us identify good growth opportunities. As always, we thank you for your continued investment.

Stock Performance
(for the 6 months ended 6/30/10)

	Average	Contribution
Top 5 Stocks	Weight	to Return
Akamai Technologies Inc.	2.77%	1.40%
Dolby Laboratories Inc.	4.22	1.12
Jos. A. Bank Clothiers Inc.	3.99	1.00
Ross Stores Inc.	4.07	0.96
WESCO International Inc.	4.03	0.81

Bottom 5 Stocks
Rockwood Holdings Inc.	1.43%	-0.75%
Tellabs Inc.	0.30	-0.87
Cabot Oil & Gas Corp.	2.74	-1.00
Waddell & Reed Financial Inc.	1.15	-1.11
King Pharmaceuticals Inc.	3.21	-1.20

Past performance does not guarantee future results. These stocks do not represent all of the securities purchased, sold or recommended by the Funds’ Adviser. To request a complete list of the contribution of each Fund holding to overall Fund performance during the period, please call 800.392.CORE (2673) or email invest@westcore.com.

Please see page 29 for a description of the methodology used to construct this chart.

Top Ten Holdings
(as of 6/30/10)
Rovi Corp.	4.3%
Bank of the Ozarks Inc.	4.2
Dolby Laboratories Inc.	4.1
Waters Corp.	4.1
Intuit Inc.	4.1
Jos. A. Bank Clothiers Inc.	4.1
Cooper Industries PLC	4.1
CR Bard Inc.	4.0
Comerica Inc.	4.0
VeriSign Inc.	4.0
Total (% of Net Assets)	41.0%

Top ten holdings do not include any cash, cash equivalents or exchange traded fund investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

Morningstar Ratings

		Number
	Morningstar	of Funds in
	Rating™	Mid-Cap Growth
	as of 6/30/10	Category

Overall	«««««	694
3 Year	«««««	694
5 Year	«««««	612
10 Year	««««	354
Morningstar proprietary ratings reflect historical risk-adjusted performance as of 6/30/10 and are subject to change every month. Please see page 29 for more detail regarding Morningstar Ratings.

Portfolio Characteristics
(as of 6/30/10)
	Westcore	Russell MidcapTM
	Select Fund	Growth Index
Weighted Average Market Capitalization ($ Bil)	$4.9	$6.0
Price/Earnings (1 year trailing)	19.5x	21.8x
EPS Growth (3 year historical)	3.6%	4.7%
Beta	0.8	1.0
Number of Holdings	24	497
Portfolio Turnover Rate (6 month)	105%	—

Please see page 30 for definition of terms.

Sector Allocation

Sector classifications presented herein are based on the sector categorization methodology of the Adviser to the Funds which may result in the sector designations for one Fund being different than another Fund’s sector designations.

Market Capitalization

* Total Investments for this chart excludes short-term investments, including money market mutual funds.

Market capitalization ranges were determined by the Adviser to the Fund and are for presentation purposes only. These market capitalization ranges do not necessarily correlate to the benchmark’s market capitalization ranges.

Fund Strategy

Investing in large, well-established companies whose stocks appear to be undervalued.

Fund Management
Kris B. Herrick, CFA Portfolio Manager	Troy Dayton, CFA Portfolio Manager
Derek R. Anguilm, CFA Portfolio Manager	Lisa Z. Ramirez, CFA Portfolio Manager
Mark M. Adelmann, CFA, CPA Portfolio Manager
CFA is a trademark owned by the CFA Institute.

Cumulative Returns

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Performance calculations are as of the end of June each year. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Lipper Index data provided by Lipper, Inc.

Please see pages 28 and 29 for index definitions.

Average Annual Total Returns
						Since	Inception
	6 Months	1 Year	3 Years	5 Years	10 Years	Inception	Date
Retail Class (WTMVX)	-10.41%	7.09%	-10.46%	-1.67%	0.48%	7.66%	6/1/88
Institutional Class
(WIMVX)	-10.32	7.27	-10.28	-1.55	0.54	7.69	9/28/07
S&P 500 Index	-6.65	14.43	-9.81	-0.79	-1.59	8.58
Lipper Large-Cap
Core Index	-7.65	12.33	-9.56	-0.78	-2.17	7.84

Retail Class Annual Expense Ratio (per the current prospectus) — Gross: 1.26%, Net: 1.15%
Institutional Class Annual Expense Ratio (per the current prospectus) — Gross: 1.14%, Net: 0.95%

The performance data quoted represents past performance and does not guarantee future results. Performance information for the institutional class shares prior to their inception date is based on the performance of the retail class. Current performance may be lower or higher than the performance quoted. To obtain current performance as of the most recent month-end, please call 800.392.CORE (2673) or visit us online at www.westcore.com. Average annual total returns and yield figures reflect the reinvestment of dividends, capital gains distributions, all fee waivers and expense reimbursements. Without the fee waivers and expense reimbursements, total return and yield figures would have been lower. The performance data quoted does not reflect the deduction of the 2% redemption fee imposed if shares are redeemed or exchanged within 90 calendar days from their date of purchase. If imposed, the fee would reduce the performance quoted. Total return and yield figures represent past performance. Investment return and principal value will vary, and shares, when redeemed, may be worth more or less than their original cost.

Westcore fund shares are not insured by the FDIC, the Federal Reserve Board or any other agency and are subject to risk including the possible loss of principal.

The Advisor and Administrators have contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse Fund level other expenses from April 30, 2010 until at least April 30, 2011, so that Net Annual Fund Operating Expenses as reported in the Fund’s Financial Highlights will be no more than 1.15% for the Fund’s Retail Class for such period. In addition, the Advisor has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse Fund level other expenses in the same proportion as for the Retail Class waivers/reimbursements plus reimbursing the Institutional class-specific other expenses until at least April 30, 2011. The Advisor and Administrators are not contractually bound to continue these waivers/reimbursements past April 30, 2011, however neither party is currently expecting to make any change in the waivers/reimbursements after April 30, 2011. However, you will be notified in writing if these waivers and/or reimbursements are discontinued or materially changed after April 30, 2011.

Lisa Z. Ramirez is a registered representative of ALPS Distributors, Inc.

Manager Commentary
  The first half of 2010 proved challenging with many equity indexes suffering declines. The Westcore Blue Chip Fund’s results were disappointing for the period as it posted a negative return and lagged its S&P 500 Index benchmark. As economic indicators peaked and the recovery appeared to slow, the Fund’s significant exposure to economically sensitive companies led it to underperform. In response to our belief that a slow economic recovery and modest job growth through 2011 are likely, we shifted the portfolio somewhat towards less economically sensitive companies during the second quarter.
  The Fund’s weakest sectors relative to the benchmark in the first half of 2010 were technology, communications and capital goods. Communications sector holding Qualcomm Inc. struggled. This designer, manufacturer and marketer of digital wireless telecommunications did not grow as fast as we projected. We believe that the diffusion of 3G technology around the globe together with an improving economy over time should bring more predictability to Qualcomm’s business. Technology sector holding Symantec Corp. underperformed during the period. We believe investors are undervaluing this security software company. Management is, in our opinion, focused on creating shareholder value through measured growth, a focus on profits and cash flow, and share repurchases.
  The Fund’s strongest sectors relative to the benchmark were transportation, energy and consumer staples. However, the transportation and energy sectors did not produce any stocks that were among the Fund’s best performers. Within the consumer staples sector, Fund holding Campbell Soup Co. was a positive contributor. Merchandising improvements and increasing demand continued to drive improving results at the company. Evidence of economic and property value stability in the first quarter made SunTrust Banks Inc. one of the Fund’s best performing stocks in the first half of 2010. We believe SunTrust has an excellent banking franchise in the southeast. However, with conflicting evidence regarding the economic recovery, the position was sold subsequent to period end.
  Investors have become increasingly skeptical of the U.S. and global recovery as a number of economic indicators have flashed caution signals. Car and housing sales pulled back after the expiration of government stimulus programs. Job creation remains anemic and persistently high unemployment rates point to a consumer that cannot be expected to be the engine driving strong GDP growth. While we believe this may prove to be a typical correction from both a market and economic standpoint, we are monitoring the situation closely.
  As always, we thank our shareholders for their confidence in these volatile market conditions.

Stock Performance
(for the 6 months ended 6/30/10)

	Average	Contribution
Top 5 Stocks	Weight	to Return
Darden Restaurants Inc.	1.37%	0.22%
Altera Corp.	1.95	0.13
Campbell Soup Co.	2.00	0.12
SunTrust Banks Inc.	1.47	0.12
TJX Companies Inc.	0.35	0.12

Bottom 5 Stocks
Dell Inc.	2.37%	-0.46%
Expedia Inc.	2.14	-0.60
Symantec Corp.	2.58	-0.61
Microsoft Corp.	2.89	-0.79
Qualcomm Inc.	2.73	-0.87

Past performance does not guarantee future results. These stocks do not represent all of the securities purchased, sold or recommended by the Funds’ Adviser. To request a complete list of the contribution of each Fund holding to overall Fund performance during the period, please call 800.392.CORE (2673) or email invest@westcore.com.

Please see page 29 for a description of the methodology used to construct this chart.

Top Ten Holdings
(as of 6/30/10)
International Business Machines Corp.	3.9%
Occidental Petroleum Corp.	3.4
Bank of America Corp.	3.1
Microsoft Corp.	3.0
Marathon Oil Corp.	2.8
Amgen Inc.	2.7
Colgate-Palmolive Co.	2.7
International Paper Co.	2.6
Norfolk Southern Corp.	2.5
Zimmer Holdings Inc.	2.5
Total (% of Net Assets)	29.2%

Top ten holdings do not include any cash, cash equivalents or exchange traded fund investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

Morningstar Ratings
		Number
	Morningstar	of Funds in
	Rating™	Large Blend
	as of 6/30/10	Category
Overall	«««	1,810
3 Year	«««	1,810
5 Year	«««	1,486
10 Year	««««	772

Morningstar Ratings shown represent both the Retail and Institutional Classes. Morningstar proprietary ratings reflect historical risk-adjusted performance as of 6/30/10 and are subject to change every month.

Please see page 29 for more detail regarding Morningstar Ratings.

Portfolio Characteristics
(as of 6/30/10)
	Westcore	S&P 500
	Blue Chip Fund	Index
Weighted Average Market Capitalization ($ Bil)	$49.1	$72.8
Price/Cash Flow (1 year trailing)	7.7x	9.4x
Price/Book Value	2.4x	2.7x
Price/Earnings (1 year trailing)	14.8x	17.0x
Beta	1.0	1.0
Number of Holdings	52	500
Portfolio Turnover Rate (6 month)	22%	—
Please see page 30 for definition of terms.

Sector Allocation

Sector classifications presented herein are based on the sector categorization methodology of the Adviser to the Funds which may result in the sector designations for one Fund being different than another Fund’s sector designations.

Market Capitalization

* Total Investments for this chart excludes short-term investments, including money market mutual funds.

Market capitalization ranges were determined by the Adviser to the Fund and are for presentation purposes only. These market capitalization ranges do not necessarily correlate to the benchmark’s market capitalization ranges

Fund Strategy

Investing in medium-sized companies whose stocks appear to be undervalued.

Fund Management
Kris B. Herrick, CFA Portfolio Manager	Troy Dayton, CFA Portfolio Manager
Derek R. Anguilm, CFA Portfolio Manager	Lisa Z. Ramirez, CFA Portfolio Manager
Mark M. Adelmann, CFA, CPA Portfolio Manager

CFA is a trademark owned by the CFA Institute.

Cumulative Returns

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Performance calculations are as of the end of June each year. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Lipper Index data provided by Lipper, Inc.

Please see pages 28 and 29 for index definitions.

Average Annual Total Returns
						Since	Inception
	6 Months	1 Year	3 Years	5 Years	10 Years	Inception	Date
Retail Class
(WTMCX)	-2.49%	17.93%	-11.92%	-1.55%	4.33%	6.90%	10/1/98
Russell MidcapTM
Value Index	-0.88	28.91	-9.44	0.71	7.55	7.48
Lipper Mid-Cap
Value Index	-3.20	23.19	-8.78	0.76	5.73	7.20

Retail Class Annual Expense Ratio (per the current prospectus) — Gross: 1.26%, Net: 1.25%

The performance data quoted represents past performance and does not guarantee future results. Performance information for the institutional class shares prior to their inception date is based on the performance of the retail class. Current performance may be lower or higher than the performance quoted. To obtain current performance as of the most recent month-end, please call 800.392.CORE (2673) or visit us online at www.westcore.com. Average annual total returns and yield figures reflect the reinvestment of dividends, capital gains distributions, all fee waivers and expense reimbursements. Without the fee waivers and expense reimbursements, total return and yield figures would have been lower. The performance data quoted does not reflect the deduction of the 2% redemption fee imposed if shares are redeemed or exchanged within 90 calendar days from their date of purchase. If imposed, the fee would reduce the performance quoted. Total return and yield figures represent past performance. Investment return and principal value will vary, and shares, when redeemed, may be worth more or less than their original cost.

Westcore fund shares are not insured by the FDIC, the Federal Reserve Board or any other agency and are subject to risk including the possible loss of principal.

The Advisor and Administrators have contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse Fund level other expenses from April 30, 2010 until at least April 30, 2011, so that Net Annual Fund Operating Expenses as reported in the Fund’s Financial Highlights will be no more than 1.25% for the Fund’s Retail Class for such period. In addition, the Advisor has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse Fund level other expenses in the same proportion as for the Retail Class waivers/reimbursements plus reimbursing the Institutional class-specific other expenses until at least April 30, 2011. The Advisor and Administrators are not contractually bound to continue these waivers/reimbursements past April 30, 2011, however neither party is currently expecting to make any change in the waivers/reimbursements after April 30, 2011. However, you will be notified in writing if these waivers and/or reimbursements are discontinued or materially changed after April 30, 2011.

Lisa Z. Ramirez is a registered representative of ALPS Distributors, Inc.

Manager Commentary
  For the first half of 2010 we are disappointed to report that the Westcore Mid-Cap Value Fund’s return was negative and that the Fund underperformed its benchmark, the Russell Midcap Value Index. The first four months of  2010 were a continuation of the low quality, low share-price rally in place since the March 2009 market bottom. This rally came to an end in late April and early May as the market began rewarding what we believe are companies with higher-quality characteristics.
  The energy, commercial services and consumer cyclicals sectors were key contributors to the Fund’s performance relative to the benchmark in the period. Energy sector holding Forest Oil Corp. was the Fund’s top performer. In addition to its strong position in the Granite Wash Field as well as other prolific oil and gas fields in North America, Forest also managed costs better than its industry peers. Darden Restaurants Inc. was the Fund’s best performer in the consumer cyclicals sector. In this difficult economic environment, Darden has been more resilient than other restaurant operators. Its management team has effectively controlled labor and administrative costs, providing results that surpassed our expectations.
  The REITs, capital goods and utilities sectors were the Fund’s weakest contributors relative to the benchmark. The Fund’s underperformance in the REITs sector was primarily due to its underweight position. There were no significant individual underperformers within the Fund’s capital goods and utilities sector holdings. Dean Foods Co., a processor and distributor of dairy products was the Fund’s worst performing stock in the period. This consumer staples sector holding announced disappointing quarterly results driven by aggressive, competitive pricing and raw material cost volatility which led us to sell the position. Interest rate sensitive sector holding Invesco Ltd. struggled as investors became concerned that the second quarter market correction could become more severe and extended. Additionally, a significant portion of Invesco’s revenues generated by its investment operations in Europe were impacted by the weak Euro. While we believe Invesco is well managed and well positioned, we are monitoring the situation closely.
  The first half of 2010 was a rollercoaster ride for investors as the rally that began in March 2009 ended. Chaos reigned in the Euro market with Greece on the brink of default. In the U.S., car and housing sales declined after government stimulus programs expired, job creation remained anemic and persistently high unemployment rates pointed to a consumer that cannot be expected to be the engine driving strong GDP growth. While we believe this may prove to be a typical correction from both a market and economic standpoint, we are monitoring the situation closely. We believe that over the next year, companies with strong fundamentals will be rewarded by investors.

Stock Performance
(for the 6 months ended 6/30/10)
	Average	Contribution
Top 5 Stocks	Weight	to Return
Zions Bancorporation	1.16%	0.57%
Tyson Foods Inc.	2.28	0.55
Darden Restaurants Inc.	0.89	0.43
Pactiv Corp.	1.49	0.35
Forest Oil Corp.	1.72	0.32

Bottom 5 Stocks
Harsco Corp.	1.09%	-0.31%
International Paper Co.	2.10	-0.37
Symantec Corp.	1.74	-0.42
Invesco Ltd.	1.64	-0.45
Dean Foods Co.	1.13	-0.51

Past performance does not guarantee future results. These stocks do not represent all of the securities purchased, sold or recommended by the Funds’ Adviser. To request a complete list of the contribution of each Fund holding to overall Fund performance during the period, please call 800.392.CORE (2673) or email invest@westcore.com

Please see page 29 for a description of the methodology used to construct this chart.

Top Ten Holdings
(as of 6/30/10)
Autoliv Inc.	3.0%
Reinsurance Group of America Inc.	2.8
Quanta Services Inc.	2.5
Comerica Inc.	2.5
Altera Corp.	2.4
Tyson Foods Inc.	2.4
Crown Holdings Inc.	2.4
Macy’s Inc.	2.3
UGI Corp.	2.3
PartnerRe Ltd.	2.3
Total (% of Net Assets)	24.9%

Top ten holdings do not include any cash, cash equivalents or exchange traded fund investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

Morningstar Ratings

		Number
	Morningstar	of Funds in
	Rating™	Mid-Cap Blend
	as of 6/30/10	Category

Overall	««	364
3 Year	««	364
5 Year	««	307
10 Year	«««	161
Morningstar proprietary ratings reflect historical risk-adjusted performance as of 6/30/10 and are subject to change every month. Please see page 29 for more detail regarding Morningstar Ratings.

Portfolio Characteristics
(as of 6/30/10)
	Westcore Mid-Cap	Russell MidcapTM
	Value Fund	Value Index
Weighted Average Market Capitalization ($ Bil)	$4.9	$6.0
Price/Cash Flow (1 year trailing)	7.1x	8.0x
Price/Book Value	1.7x	1.6x
Price/Earnings (1 year trailing)	16.4x	16.9x
Beta	0.9	1.0
Number of Holdings	58	542
Portfolio Turnover Rate (6 month)	18%	—
Please see page 30 for definition of terms.

Sector Allocation

Sector classifications presented herein are based on the sector categorization methodology of the Adviser to the Funds which may result in the sector designations for one Fund being different than another Fund’s sector designations.

Market Capitalization

* Total Investments for this chart excludes short-term investments, including money market mutual funds.

Market capitalization ranges were determined by the Adviser to the Fund and are for presentation purposes only. These market capitalization ranges do not necessarily correlate to the benchmark’s market capitalization ranges.

Fund Strategy

Investing in small-company stocks that appear to be undervalued.

Fund Management

Kris B. Herrick, CFA Portfolio Manager Derek R. Anguilm, CFA Portfolio Manager Mark M. Adelmann, CFA, CPA Portfolio Manager	Troy Dayton, CFA Portfolio Manager Lisa Z. Ramirez, CFA Portfolio Manager

CFA is a trademark owned by the CFA Institute.

Cumulative Returns

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Performance calculations are as of the end of June each year. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Lipper Index data provided by Lipper, Inc.

Please see pages 28 and 29 for index definitions.

Average Annual Total Returns
						Since	Inception
	6 Months	1 Year	3 Years	5 Years	10 Years	Inception	Date
Retail Class (WTSCX)	-1.63%	20.38%	-12.21%	-0.26%	5.78%	7.50%	12/28/93
Institutional Class
(WISCX)	-1.62	20.53	-12.08	-0.16	5.83	7.53	9/28/07
Russell 2000® Index	-1.95	21.48	-8.60	0.37	3.00	6.76
Lipper Small-Cap
Core Index	-2.09	21.67	-7.59	1.15	4.16	8.05

Retail Class Annual Expense Ratio (per the current prospectus) — Gross: 1.65%, Net: 1.31%
Institutional Class Annual Expense Ratio (per the current prospectus) — Gross: 2.77%, Net: 1.16%

The performance data quoted represents past performance and does not guarantee future results. Performance information for the institutional class shares prior to their inception date is based on the performance of the retail class. Current performance may be lower or higher than the performance quoted. To obtain current performance as of the most recent month-end, please call 800.392.CORE (2673) or visit us online at www.westcore.com.  Average annual total returns and yield figures reflect the reinvestment of dividends, capital gains distributions, all fee waivers and expense reimbursements. Without the fee waivers and expense reimbursements, total return and yield figures would have been lower. The performance data quoted does not reflect the deduction of the 2% redemption fee imposed if shares are redeemed or exchanged within 90 calendar days from their date of purchase. If imposed, the fee would reduce the performance quoted. Total return and yield figures represent past performance. Investment return and principal value will vary, and shares, when redeemed, may be worth more or less than their original cost.

Westcore fund shares are not insured by the FDIC, the Federal Reserve Board or any other agency and are subject to risk including the possible loss of principal ..

The Advisor and Administrators have contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse Fund level other expenses from April 30, 2010 until at least April 30, 2011, so that Net Annual Fund Operating Expenses as reported in the Fund’s Financial Highlights will be no more than 1.30% for the Fund’s Retail Class for such period. In addition, the Advisor has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse Fund level other expenses in the same proportion as for the Retail Class waivers/reimbursements plus reimbursing the Institutional class-specific other expenses until at least April 30, 2011. The Advisor and Administrators are not contractually bound to continue these waivers/reimbursements past April 30, 2011, however neither party is currently expecting to make any change in the waivers/reimbursements after April 30, 2011. However, you will be notified in writing if these waivers and/or reimbursements are discontinued or materially changed after April 30, 2011.

Investing in small-cap funds generally will be more volatile and loss of principal could be greater than investing in larger-cap funds.

Lisa Z. Ramirez is a registered representative of ALPS Distributors, Inc.

Manager Commentary
  The Westcore Small-Cap Opportunity Fund’s return for the first half of 2010 was negative, but it did outperform the benchmark Russell 2000 Index. The first four months of 2010 were a continuation of the low quality, low share-price rally in place since the March 2009 market bottom. This rally came to an end in late April and early May as the market began rewarding what we believe are companies with higher-quality characteristics.
  The Fund’s best performing sectors relative to the benchmark in the first six months of the year were medical/healthcare, technology and utilities. Lincare Holdings Inc. was the Fund’s leading medical/healthcare sector contributor. This in-home provider of oxygen and other respiratory therapy services saw solid share-price appreciation driven by better-than-expected quarterly results. The Fund’s underweight in the medical/healthcare sector also proved to be beneficial this quarter. Sybase Inc. was the Fund’s top performer in the technology sector. Sybase provides software and services for organizations to manage, analyze and mobilize information. During the period, SAP AG recognized the value that we saw in Sybase and acquired the company for a large premium.
  The interest rate sensitive, basic materials and capital good sectors were the most challenging relative to the benchmark in the period. Interest rate sensitive sector holding Piper Jaffray Cos. was the Fund’s poorest performer. Although Piper Jaffray reported solid fourth quarter results and outlined significant opportunities for 2010 and beyond, the stock remained under pressure as activity for brokers and investment banks failed to meet expectations. Despite the company’s strong balance sheet, we decided to move out of this position. Basic materials sector holding NewMarket Corp. is a holding company with two primary segments; petroleum additives and real estate development. NewMarket saw significant margin improvement in 2009 driven by price increases and recovering volumes. We anticipated continued margin improvement through the first half of the year, but the rapid rise in commodity prices offset price increases more quickly than we expected. We chose to sell the stock and realize the gain.
  The first half of 2010 was a rollercoaster ride for investors as the rally that began in March 2009 ended. Chaos reigned in the Euro market with Greece on the brink of default. In the U.S., car and housing sales declined after government stimulus programs expired, job creation remained anemic and persistently high unemployment rates pointed to a consumer that cannot be expected to be the engine driving strong GDP growth. While we believe this may prove to be a typical correction from both a market and economic standpoint, we are monitoring the situation closely. We believe that over the next year, companies with strong fundamentals will be rewarded by investors.

Stock Performance
(for the 6 months ended 6/30/10)
	Average	Contribution
Top 5 Stocks	Weight	to Return
The Children’s Place
Retail Stores Inc.	2.06%	0.58%
Sybase Inc.	1.28	0.48
Lincare Holdings Inc.	1.72	0.48
Syniverse Holdings Inc.	2.21	0.31
STERIS Corp.	1.73	0.30

Bottom 5 Stocks
Carrizo Oil & Gas Inc.	0.74%	-0.30%
EMCOR Group Inc.	2.04	-0.33
NewMarket Corp.	0.71	-0.52
Cal Dive International Inc.	2.26	-0.59
Piper Jaffray Cos.	1.72	-0.72

Past performance does not guarantee future results. These stocks do not represent all of the securities purchased, sold or recommended by the Funds’ Adviser. To request a complete list of the contribution of each Fund holding to overall Fund performance during the period, please call 800.392.CORE (2673) or email invest@westcore.com.

Please see page 29 for a description of the methodology used to construct this chart.

Top Ten Holdings
(as of 6/30/10)
South Jersey Industries Inc.	2.9%
EnPro Industries Inc.	2.6
Syniverse Holdings Inc.	2.6
Waste Connections Inc.	2.5
Cal Dive International Inc.	2.3
Anworth Mortgage Asset Corp.	2.1
Steiner Leisure Ltd.	2.0
The Children’s Place Retail Stores Inc.	2.0
EMCOR Group Inc.	2.0
Bill Barrett Corp.	1.9
Total (% of Net Assets)	22.9%

Top ten holdings do not include any cash, cash equivalents or exchange traded fund investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

Morningstar Ratings
		Number
	Morningstar	of Funds in
	Rating™	Small Blend
	as of 6/30/10	Category
Overall	«««	565
3 Year	««	565
5 Year	«««	479
10 Year	«««	251

Morningstar Ratings shown represent both the Retail and Institutional Classes. Morningstar proprietary ratings reflect historical risk-adjusted performance as of 6/30/10 and are subject to change every month.

Please see page 29 for more detail regarding Morningstar Ratings.

Portfolio Characteristics
(as of 6/30/10)
	Westcore Small-Cap	Russell 2000®
	Opportunity Fund	Index
Weighted Average Market Capitalization ($ Mil)	$1,144	$915
Price/Cash Flow (1 year trailing)	7.9x	10.1x
Price/Book Value	1.8x	2.2x
Price/Earnings (1 year trailing)	20.3x	19.3x
Beta	1.0	1.0
Number of Holdings	67	2,010
Portfolio Turnover Rate (6 month)	20%	—
Please see page 30 for definition of terms.

Sector Allocation

Sector classifications presented herein are based on the sector categorization methodology of the Adviser to the Funds which may result in the sector designations for one Fund being different than another Fund’s sector designations.

Market Capitalization

* Total Investments for this chart reflects the value of such investments and excludes short-term investments, including money market mutual funds.

Market capitalization ranges were determined by the Adviser to the Fund and are for presentation purposes only. These market capitalization ranges do not necessarily correlate to the benchmark’s market capitalization ranges.

Fund Strategy

Investing primarily in small-cap, dividend paying stocks that appear to be undervalued.

Fund Management

Kris B. Herrick, CFA Portfolio Manager	Troy Dayton, CFA Portfolio Manager
Derek R. Anguilm, CFA Portfolio Manager	Lisa Z. Ramirez, CFA Portfolio Manager
Mark M. Adelmann, CFA, CPA Portfolio Manager

CFA is a trademark owned by the CFA Institute.

Cumulative Returns

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Performance calculations are as of the end of June each year. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Lipper Index data provided by Lipper, Inc.

Please see pages 28 and 29 for index definitions.

Average Annual Total Returns
						Since	Inception
	6 Months	1 Year	3 Years	5 Years	10 Years	Inception	Date
Retail Class (WTSVX)	2.10%	27.07%	-9.75%	0.34%	N/A	0.72%	12/13/04
Institutional Class
(WISVX)	2.10	27.16	-9.68	0.38	N/A	0.76	9/28/07
Russell 2000®
Value Index	-1.63	25.07	-9.85	-0.51	N/A	-0.04
Lipper Small-Cap
Value Index	-1.26	25.50	-8.14	0.90	N/A	1.65

Retail Class Annual Expense Ratio (per the current prospectus) — Gross: 1.38%, Net: 1.31%
Institutional Class Annual Expense Ratio (per the current prospectus) — Gross: 1.34%, Net: 1.21%

The performance data quoted represents past performance and does not guarantee future results. Performance information for the institutional class shares prior to their inception date is based on the performance of the retail class. Current performance may be lower or higher than the performance quoted. To obtain current performance as of the most recent month-end, please call 800.392.CORE (2673) or visit us online at www.westcore.com. Average annual total returns and yield figures reflect the reinvestment of dividends, capital gains distributions, all fee waivers and expense reimbursements. Without the fee waivers and expense reimbursements, total return and yield figures would have been lower. The performance data quoted does not reflect the deduction of the 2% redemption fee imposed if shares are redeemed or exchanged within 90 calendar days from their date of purchase. If imposed, the fee would reduce the performance quoted. Total return and yield figures represent past performance. Investment return and principal value will vary, and shares, when redeemed, may be worth more or less than their original cost.

Westcore fund shares are not insured by the FDIC, the Federal Reserve Board or any other agency and are subject to risk including the possible loss of principal.

The Advisor and Administrators have contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse Fund level other expenses from April 30, 2010 until at least April 30, 2011, so that Net Annual Fund Operating Expenses as reported in the Fund’s Financial Highlights will be no more than 1.30% for the Fund’s Retail Class for such period. In addition, the Advisor has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse Fund level other expenses in the same proportion as for the Retail Class waivers/reimbursements plus reimbursing the Institutional class-specific other expenses until at least April 30, 2011. The Advisor and Administrators are not contractually bound to continue these waivers/reimbursements past April 30, 2011, however neither party is currently expecting to make any change in the waivers/ reimbursements after April 30, 2011. However, you will be notified in writing if these waivers and/or reimbursements are discontinued or materially changed after April 30, 2011.

Investing in small-cap funds generally will be more volatile and loss of principal could be greater than investing in larger-cap funds.

Lisa Z. Ramirez is a registered representative of ALPS Distributors, Inc.

Manager Commentary
  We are pleased that the Westcore Small-Cap Value Fund provided a positive return for the first half of the year and also outperformed its benchmark, the Russell 2000 Value Index. The first four months of 2010 continued the low quality, low share-price rally, in place since the March 2009 market bottom. This rally came to an end in late April and early May as the market began rewarding, what we believe, are companies with higher-quality characteristics.
  The three greatest contributors to the Fund’s performance relative to its benchmark were the interest rate sensitive, capital goods and energy sectors. American Equity Investment Life Holding Co. benefitted from the steep yield curve and investor interest in annuities. Capital goods sector holding Triumph Group Inc., a designer and manufacturer of aircraft components saw increased demand for its products. This along with its acquisition of Vought Aircraft Industries drove its stock price higher. Fund holding SM Energy Co., formerly St. Mary’s Land & Exploration Company, saw its stock price appreciate by focusing more on shale oil and gas development. Additionally, results in its Texas Eagle Ford Shale position appear to have caused investors to re-evaluate the company’s cash flow potential.
  The REITs, transportation and technology sectors were the Fund’s most disappointing relative to the benchmark. Within the REITs and technology sectors, no individual holdings significantly underperformed. The Fund’s underweight position in transportation coupled with weakness in trucking company Arkansas Best Corp. led to its sector underperformance.
  Arkansas Best’s share price declined after it was unable to attain a 15% wage reduction from union employees. Although we feel this is a setback in cost reduction, we believe freight conditions will improve. The Fund’s worst performing stock was energy sector holding EnergySolutions Inc. We believed that this nuclear services company would benefit from growth in disposal of low-level radioactive waste. However, after management disruptions and further research into the company’s growth opportunities, we decided to sell the position.
  The first half of 2010 was a rollercoaster ride for investors as the rally that began in March 2009 ended. Chaos reigned in the Euro market with Greece on the brink of default. In the U.S., car and housing sales declined after government stimulus programs expired, job creation remained anemic and persistently high unemployment rates pointed to a consumer that cannot be expected to be the engine driving strong GDP growth. While we believe this may prove to be a typical correction from both a market and economic standpoint, we are monitoring the situation closely. We believe that over the next year, companies with strong fundamentals will be rewarded by investors.

Stock Performance
(for the 6 months ended 6/30/10)
	Average	Contribution
Top 5 Stocks	Weight	to Return
Triumph Group Inc.	2.61%	0.69%
American Equity Investment
Life Holding Co.	1.79	0.58
Adtran Inc.	2.90	0.57
SM Energy Co.	2.26	0.48
Foot Locker Inc.	1.65	0.38

Bottom 5 Stocks
Bob Evans Farms Inc.	2.10%	-0.25%
Meridian Bioscience Inc.	1.38	-0.28
Arkansas Best Corp.	0.88	-0.28
Tupperware Brands Corp.	2.73	-0.33
EnergySolutions Inc.	0.76	-0.39

Past performance does not guarantee future results. These stocks do not represent all of the securities purchased, sold or recommended by the Funds’ Adviser. To request a complete list of the contribution of each Fund holding to overall Fund performance during the period, please call 800.392.CORE (2673) or email invest@westcore.com.

Please see page 29 for a description of the methodology used to construct this chart.

Top Ten Holdings
(as of 6/30/10)
Adtran Inc.	3.2%
Belden Inc.	3.0
Triumph Group Inc.	2.9
Temple-Inland Inc.	2.5
Tupperware Brands Corp.	2.5
Owens & Minor Inc.	2.5
South Jersey Industries Inc.	2.4
MFA Financial Inc.	2.2
Cash America International Inc.	2.1
American Equity Investment Life
Holding Co.	2.1
Total (% of Net Assets)	25.4%

Top ten holdings do not include any cash, cash equivalents or exchange traded fund investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

Morningstar Ratings
		Number
	Morningstar	of Funds in
	Rating™	Small Value
	as of 6/30/10	Category
Overall	«««	321
3 Year	«««	321
5 Year	«««	251

Morningstar Ratings shown represent both the Retail and Institutional Classes. Morningstar proprietary ratings reflect historical risk-adjusted performance as of 6/30/10 and are subject to change every month.

Please see page 29 for more detail regarding Morningstar Ratings.

Portfolio Characteristics
(as of 6/30/10)
	Westcore Small-Cap	Russell 2000®
	Value Fund	Value Index
Weighted Average Market Capitalization ($ Mil)	$1,311	$860
Price/Cash Flow (1 year trailing)	8.4x	8.5x
Price/Book Value	2.0x	1.3x
Price/Earnings (1 year trailing)	19.3x	16.8x
Beta	1.0	1.0
Number of Holdings	66	1,300
Portfolio Turnover Rate (6 month)	18%	—
Please see page 30 for definition of terms.

Sector Allocation

Sector classifications presented herein are based on the sector categorization methodology of the Adviser to the Funds which may result in the sector designations for one Fund being different than another Fund’s sector designations.

Market Capitalization

* Total Investments for this chart reflects the value of such investments and excludes short-term investments, including money market mutual funds.

Market capitalization ranges were determined by the Adviser to the Fund and are for presentation purposes only. These market capitalization ranges do not necessarily correlate to the benchmark’s market capitalization ranges.

Fund Strategy

Investing primarily in micro-cap companies whose stocks appear to be undervalued.

Fund Management

Kris B. Herrick, CFA Portfolio Manager
Paul A . Kuppinger, CFA Portfolio Manager
Jon K. Tesseo Portfolio Manager

CFA is a trademark owned by the CFA Institute.

Cumulative Returns

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Performance calculations are as of the end of June each year. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Lipper Index data provided by Lipper, Inc.

Please see pages 28 and 29 for index definitions.

Average Annual Total Returns
						Since	Inception
	6 Months	1 Year	3 Years	5 Years	10 Years	Inception	Date
Retail Class (WTMIX)	3.70%	21.76%	N/A	N/A	N/A	-4.80%	6/23/08
Russell
Microcap® Index	0.12	20.45	N/A	N/A	N/A	-8.93
Lipper Small-Cap
Core Index	-2.09	21.67	N/A	N/A	N/A	-6.46

Retail Class Annual Expense Ratio (per the current prospectus) — Gross: 7.97%, Net: 1.31%

The performance data quoted represents past performance and does not guarantee future results.  Performance information for the institutional class shares prior to their inception date is based on the performance of the retail class. Current performance may be lower or higher than the performance quoted. To obtain current performance as of the most recent month-end, please call 800.392.CORE (2673) or visit us online at www.westcore.com.  Average annual total returns and yield figures reflect the reinvestment of dividends, capital gains distributions, all fee waivers and expense reimbursements. Without the fee waivers and expense reimbursements, total return and yield figures would have been lower. The performance data quoted does not reflect the deduction of the 2% redemption fee imposed if shares are redeemed or exchanged within 90 calendar days from their date of purchase. If imposed, the fee would reduce the performance quoted. Total return and yield figures represent past performance. Investment return and principal value will vary, and shares, when redeemed, may be worth more or less than their original cost.

Westcore fund shares are not insured by the FDIC, the Federal Reserve Board or any other agency and are subject to risk including the possible loss of principal.

The Advisor and Administrators have contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse Fund level other expenses from April 30, 2010 until at least April 30, 2011, so that Net Annual Fund Operating Expenses as reported in the Fund’s Financial Highlights will be no more than 1.30% for the Fund’s Retail Class for such period. In addition, the Advisor has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse Fund level other expenses in the same proportion as for the Retail Class waivers/reimbursements plus reimbursing the Institutional class-specific other expenses until at least April 30, 2011. The Advisor and Administrators are not contractually bound to continue these waivers/reimbursements past April 30, 2011, however neither party is currently expecting to make any change in the waivers/reimbursements after April 30, 2011. However, you will be notified in writing if these waivers and/or reimbursements are discontinued or materially changed after April 30, 2011.

Investing in small-cap funds generally will be more volatile and loss of principal could be greater than investing in larger-cap funds.

Jon K. Tesseo is a registered representative of ALPS Distributors, Inc.

Manager Commentary
  We are pleased to report that the Westcore Micro-Cap Opportunity Fund ended the first six months of 2010 with a positive return and also outperformed its benchmark, the Russell Microcap Index.
  The rally which began with low quality, low priced stocks in March 2009 persisted through the first four months of 2010, though the leadership shifted more toward the type of stocks our models focus on. However, as the euro-region debt crisis progressed into the latest financial pandemic, investors became more risk-averse. Although neither the Fund nor the benchmark had material exposure to Europe the “flight to quality” appeared to affect unrelated securities. Most if its impact was felt in June with the benchmark down 8.35% and the Fund off 7.14%.
  Despite losing some ground in the second quarter as the markets shifted, we believe our models worked well in the first half of the year with the Fund outperforming the benchmark in 10 of 13 sectors. The Fund’s best performing sectors relative to the benchmark were interest rate sensitive, medical/healthcare, and energy.  The Fund’s worst performing sectors relative to the benchmark were REITS, transportation and consumer staples.
  Each year at the end of June, the Russell Indexes rebalance making the end of the second quarter interesting for portfolios structured on models, such as the Westcore Micro-Cap Opportunity Fund. To avoid any issues with Russell’s rebalance, we try to rebalance earlier in the month of June and that was our strategy this year. We believe our models are working well. Currently the Fund holds a significant position in high cash flow yield companies – the type of companies which have historically performed well over time. We believe the Fund is positioned to take advantage of a market rebound.
  We are optimistic about the potential for a strong second half of the year and thank you for your continued investment.

Stock Performance
(for the 6 months ended 6/30/10)
	Average	Contribution
Top 5 Stocks	Weight	to Return
Cirrus Logic Inc.	0.66%	0.72%
Delcath Systems Inc.	0.58	0.49
Radian Group Inc.	0.17	0.46
Questcor Pharmaceuticals Inc.	0.57	0.43
NPS Pharmaceuticals Inc.	0.60	0.37

Bottom 5 Stocks
ModusLink Global
Solutions Inc.	0.73%	-0.25%
AEP Industries Inc.	0.69	-0.26
STEC Inc.	0.24	-0.27
Cambrex Corp.	0.35	-0.29
Great Atlantic & Pacific Tea Co.	0.28	-0.34

Past performance does not guarantee future results. These stocks do not represent all of the securities purchased, sold or recommended by the Funds’ Adviser. To request a complete list of the contribution of each Fund holding to overall Fund performance during the period, please call 800.392.CORE (2673) or email invest@westcore.com.

Please see page 29 for a description of the methodology used to construct this chart.

Top Ten Holdings
(as of 6/30/10)
Gulfport Energy Corp.	0.9%
Hypercom Corp.	0.9
SonicWALL Inc.	0.9
Bolt Technology Corp.	0.9
Miller Industries Inc.	0.9
State Bancorp Inc.	0.9
Cirrus Logic Inc.	0.9
Crosstex Energy Inc.	0.9
Cambrex Corp.	0.8
Neenah Paper Inc.	0.8
Total (% of Net Assets)	8.8%

Top ten holdings do not include any cash, cash equivalents or exchange traded fund investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

Morningstar Ratings

Morningstar does not yet rate this Fund as it is less than 3 years old.

Portfolio Characteristics
(as of 6/30/10)
	Westcore Micro-Cap	Russell
	Opportunity Fund	Microcap® Index
Weighted Average Market Capitalization ($ Mil)	$315	$244
Price/Cash Flow (1 year trailing)	9.0x	9.2x
Price/Book Value	1.9x	1.9x
Price/Earnings (1 year trailing)	18.4x	18.9x
Number of Holdings	178	1,630
Portfolio Turnover Rate (6 month)	56%	—

Please see page 30 for definition of terms.

Sector Allocation

Sector classifications presented herein are based on the sector categorization methodology of the Adviser to the Funds which may result in the sector designations for one Fund being different than another Fund’s sector designations.

Market Capitalization

* Total Investments for this chart reflects the value of such investments and excludes short-term investments, including money market mutual funds.

Market capitalization ranges were determined by the Adviser to the Fund and are for presentation purposes only. These market capitalization ranges do not necessarily correlate to the benchmark’s market capitalization ranges.

Fund Strategy

Investing in equity securities of international small-cap companies that are poised for growth.

Fund Management

John C. Fenley, CFA Portfolio Manager
Jeremy A. Duhon, CFA Portfolio Manager

CFA is a trademark owned by the CFA Institute.

Cumulative Returns

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Performance calculations are as of the end of June each year. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Lipper Index data provided by Lipper, Inc.

Please see pages 28 and 29 for index definitions.

Average Annual Total Returns
						Since	Inception
	6 Months	1 Year	3 Years	5 Years	10 Years	Inception	Date
Retail Class (WTIFX)	1.37%	26.09%	-7.77%	3.09%	0.46%	2.68%	12/15/99
MSCI EAFE
Small-Cap Index®	-7.10	12.29	-13.08	1.09	5.01	5.47
Lipper
International
Small-Cap Index	-6.40	16.84	-12.03	3.64	4.91	4.60

Retail Class Annual Expense Ratio (per the current prospectus) — Gross: 2.02%, Net: 1.51%

The performance data quoted represents past performance and does not guarantee future results. Performance information for the institutional class shares prior to their inception date is based on the performance of the retail class. Current performance may be lower or higher than the performance quoted. To obtain current performance as of the most recent month-end, please call 800.392.CORE (2673) or visit us online at www.westcore.com.  Average annual total returns and yield figures reflect the reinvestment of dividends, capital gains distributions, all fee waivers and expense reimbursements. Without the fee waivers and expense reimbursements, total return and yield figures would have been lower. The performance data quoted does not reflect the deduction of the 2% redemption fee imposed if shares are redeemed or exchanged within 90 calendar days from their date of purchase. If imposed, the fee would reduce the performance quoted. Total return and yield figures represent past performance. Investment return and principal value will vary, and shares, when redeemed, may be worth more or less than their original cost.

Westcore fund shares are not insured by the FDIC, the Federal Reserve Board or any other agency and are subject to risk including the possible loss of principal.

The Advisor and Administrators have contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse Fund level other expenses from April 30, 2010 until at least April 30, 2011, so that Net Annual Fund Operating Expenses as reported in the Fund’s Financial Highlights will be no more than 1.50% for the Fund’s Retail Class for such period. In addition, the Advisor has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse Fund level other expenses in the same proportion as for the Retail Class waivers/reimbursements plus reimbursing the Institutional class-specific other expenses until at least April 30, 2011. The Advisor and Administrators are not contractually bound to continue these waivers/reimbursements past April 30, 2011, however neither party is currently expecting to make any change in the waivers/ reimbursements after April 30, 2011. However, you will be notified in writing if these waivers and/or reimbursements are discontinued or materially changed after April 30, 2011.

Investing in small-cap funds generally will be more volatile and loss of principal could be greater than investing in larger-cap funds.

Investing in foreign securities entails special risks, such as currency fluctuations and political uncertainties, which are described in more detail in the prospectus.

Manager Commentary
  The Westcore International Frontier Fund outpaced its benchmark, the MSCI EAFE Small-Cap Index, for the first half of 2010. Economic uncertainty amidst the deteriorating sovereign financial situation in Europe, slowing growth in China and moderating recovery expectations in the U.S. led markets to negative returns. Despite these factors, we believe sentiment is too focused on the near term. Focusing on operational performance of companies during declining markets rather than on falling stock prices is core to our process and has enabled us to invest in companies that we believe are more attractively priced.
  Strong contributors during the period included Simplex Technology Inc. and Aeon Delight Co. Ltd. Simplex is a software leader for the financial industry in Japan. This information technology sector company focuses on the growing area of user-friendly trading applications. We believe Simplex benefits from expertise in both IT and finance. It reported revenue and operating profit growth for its March fiscal year-end. Industrials sector holding Aeon Delight Co. Ltd. is a Japanese facilities management company. While the economic environment in Japan caused growth to slow, the market had priced in a dire future for Aeon. Our research indicated flat profits for the next several quarters, but that long-term growth prospects and competitive advantage remained intact. Aeon’s shares rallied after reporting roughly flat earnings for its year and first quarter.
  Detractors included Wirecard AG, a German-based Internet payment and processing service company. Despite strong operating performance, shares were impacted in the first half of 2010 by unsubstantiated statements about the company. Germany’s financial regulator, Bafin, has been investigating whether trading in Wirecard shares was manipulated. Our research leads us to believe Wirecard is on track to deliver strong results in 2010 and the rumor was unfounded. Another detractor,  Athens-based METKA SA, builds power plants in Europe and the Middle East. Concerns that the sovereign debt crisis could force governments to cancel power projects led to a decline in its share price. Our research indicates that although governments might curtail infrastructure spending in certain sectors, the shortage of power in regions that METKA serves should allow it to continue running a valuable business.
  Once again, markets are bracing for a meltdown, as world headlines highlight slowing global growth and stretched government balance sheets. We characterize these periods as “stock picker” markets. We believe it is beneficial to pay attention to fundamentals, regardless of headlines. With portfolio holdings appearing to perform well operationally, we hope the success of these companies will not be overlooked for long and that share prices will respond.
  As always, we thank our shareholders for their confidence in these volatile markets.

Stock Performance
(for the 6 months ended 6/30/10)
	Average	Contribution
Top 5 Stocks	Weight	to Return
Aeon Delight Co. Ltd.	3.46%	1.65%
Simplex Technology Inc.	3.07	1.46
Rightmove PLC	3.53	0.84
Prestige International Inc.	2.99	0.80
Diploma PLC	4.00	0.67

Bottom 5 Stocks
METKA SA	2.04%	-0.50%
Azimut Holding SpA	1.34	-0.52
Mears Group PLC	3.64	-0.78
Morgan Sindall Group PLC	4.99	-0.90
Wirecard AG	3.87	-1.48

Past performance does not guarantee future results. These stocks do not represent all of the securities purchased, sold or recommended by the Funds’ Adviser. To request a complete list of the contribution of each Fund holding to overall Fund performance during the period, please call 800.392.CORE (2673) or email invest@westcore.com.

Please see page 29 for a description of the methodology used to construct this chart.

Top Ten Holdings
(as of 6/30/10)
Credit Corp. Group L td. [Australia]	5.5%
Cardno Ltd. [Australia]	5.4
Pico Far East Holdings L td. [Hong Kong]	5.2
Morgan Sindall Group PLC [United Kingdom]	5.0
Wirecard AG [Germany]	4.9
Prestige International Inc. [Japan]	4.8
IG Group Holdings PLC [United Kingdom]	4.8
Slater & Gordon Ltd. [Australia]	4.7
Mears Group PLC [United Kingdom]	3.9
Prosafe Production PLC [Norway]	3.9
Total (% of Net Assets)	48.1%

Top ten holdings do not include any cash, cash equivalents or exchange traded fund investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

Morningstar Ratings

		Number of Funds
	Morningstar	in Foreign
	Rating™	Small/Mid
	as of 6/30/10	Growth Category

Overall	«««	112
3 Year	««««	112
5 Year	«««	88
10 Year	««	40

Morningstar proprietary ratings reflect historical risk-adjusted performance as of 6/30/10 and are subject to change every month. Please see page 29 for more detail regarding Morningstar Ratings.

Portfolio Characteristics
(as of 6/30/10)	Westcore International	MSCI EAFE
	Frontier Fund	Small-CapIndex®
Weighted Average Market Capitalization ($ Mil)	$730	$1,302
Number of Countries Represented	19	28
Price/Earnings (1 year trailing)	13.0x	22.3x
Price/Book Value	2.7x	2.0x
Number of Holdings	37	2,288
Portfolio Turnover R ate (6 month)	28%	—
Please see page 30 for definition of terms.

Sector Allocation

Sector classifications presented herein are based on the sector categorization methodology of the Adviser to the Funds which may result in the sector designations for one Fund being different than another Fund’s sector designations.

Regional Allocation

Percentages are based on Total Net Assets Please see page 30 for definitions of terms.

Market Capitalization

* Total Investments for this chart reflects the value of such investments and excludes short-term investments, including money market mutual funds.

Market capitalization ranges were determined by the Adviser to the Fund and are for presentation purposes only. These market capitalization ranges do not necessarily correlate to the benchmark’s market capitalization ranges.

Fund Strategy

A fixed-income fund investing in a wide variety of income-producing securities, primarily bonds and to a lesser extent convertible bonds, and equity securities.

Fund Management

Mark R. McKissick, CFA Portfolio Manager
Troy A. Johnson, CFA Portfolio Manager

CFA is a trademark owned by the CFA Institute.

Cumulative Returns

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Performance calculations are as of the end of June each year. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Lipper Index data provided by Lipper, Inc.

Please see pages 28 and 29 for index definitions.

Average Annual Total Returns
	6	1	3	5	10	Since	30-Day	Incep.
	Months	Year	Years	Years	Years	Incep.	SEC Yield	Date
Retail Class (WTLTX)	4.91%	21.72%	-1.33%	2.47%	5.89%	7.57%	6.95%	6/1/88
Institutional Class (WILTX)	5.00	21.90	-1.24	2.53	5.92	7.59	7.08	9/28/07
Barclays Capital U.S.
Corporate High Yield Ba Index	4.96	22.14	8.33	7.33	8.06	8.91	N/A
Westcore Flexible Income
Fund Custom Index	4.96	22.14	8.33	7.33	8.05	9.02	N/A
Lipper High Current
Yield Index	3.78	24.97	2.96	4.92	4.72	6.82	N/A

Retail Class Annual Expense Ratio (per the current prospectus) — Gross: 0.93%, Net: 0.87%
Institutional Class Annual Expense Ratio (per the current prospectus) — Gross: 4.00%, Net: 0.74%

30-Day SEC Yield figures reflect all fee waivers and expense reimbursements. Without the absorption of these fee waivers and/or expense reimbursements, the figures would have been 6.89% for the retail class and 4.12% for the institutional class.

The performance data quoted represents past performance and does not guarantee future results. Performance information for the institutional class shares prior to their inception date is based on the performance of the retail class. Current performance may be lower or higher than the performance quoted. To obtain current performance as of the most recent month-end, please call 800.392.CORE (2673) or visit us online at www.westcore.com.  Average annual total returns and yield figures reflect the reinvestment of dividends, capital gains distributions, all fee waivers and expense reimbursements. Without the fee waivers and expense reimbursements, total return and yield figures would have been lower. The performance data quoted does not reflect the deduction of the 2% redemption fee imposed if shares are redeemed or exchanged within 90 calendar days from their date of purchase. If imposed, the fee would reduce the performance quoted. Total return and yield figures represent past performance. Investment return and principal value will vary, and shares, when redeemed, may be worth more or less than their original cost.

Westcore fund shares are not insured by the FDIC, the Federal Reserve Board or any other agency and are subject to risk including the possible loss of principal.

The Advisor and Administrators have contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse Fund level other expenses from April 30, 2010 until at least April 30, 2011, so that Net Annual Fund Operating Expenses as reported in the Fund’s Financial Highlights will be no more than 0.85% for the Fund’s Retail Class for such period. In addition, the Advisor has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse Fund level other expenses in the same proportion as for the Retail Class waivers/reimbursements plus reimbursing the Institutional class-specific other expenses until at least April 30, 2011. The Advisor and Administrators are not contractually bound to continue these waivers/reimbursements past April 30, 2011, however neither party is currently expecting to make any change in the waivers/reimbursements after April 30, 2011. However, you will be notified in writing if these waivers and/or reimbursements are discontinued or materially changed after April 30, 2011.

Westcore Flexible Income Fund may invest in high-yield/high-risk bonds which are subject to greater level of liquidity risk.

Mark R. McKissick is a registered representative of ALPS Distributors, Inc.

Manager Commentary
  The high yield market entered 2010 with positive momentum and continued inflows representing demand for higher yield by investors. The demand was met by increased issuance of high yield securities. This market strength continued through April driven by signs that the economy was recovering and that future default rates would continue to decline. However, during the latter half of the period concern shifted to the less than robust recovery and fallout from global financial problems promoting a flight to quality. The market experienced withdrawals, new issuance activity slowed, and high yield valuations declined.
  The Westcore Flexible Income Fund slightly underperformed the return of its benchmark, the Barclays Capital U.S. Corporate High Yield Ba Index for the first half of 2010. The Fund was adversely affected late in the period by our exposure to energy, particularly Anadarko, and fallout from the Gulf of Mexico situation. Our bias toward asset rich companies including some investment grade issues, worked against the Fund relative to the benchmark early in the period, but provided support and outsized relative returns later as economic concerns mounted and high yield valuations moved lower.
  Apart from a large energy allocation, the Fund also maintains an overweight in metals and mining and REITs. These core industry concentrations are illustrative of our focus on issuers with large tangible asset bases relative to their debt load. We feel that hard assets provide more flexibility in regards to dealing with re-financing issues and liquidity needs as they arise throughout a credit cycle.
  While short term technical conditions within the market can result in some volatility, we feel a slow extended recovery with limited growth potential can allow certain issuers to continue to reduce debt loads, either through the paying down of debt or by increasing profitability, and in doing so improve their credit profile. We believe current valuations already reflect a less than robust recovery and we are finding attractive opportunities as we enter the second half of the year.

Top Ten Corporate Credit Exposure
(as of 6/30/10)
Forest Oil Corp.	4.1%
Las Vegas Sands	4.0
Valero Energy	3.6
Tennessee Gas Pipeline	3.5
Omega Healthcare	3.3
Host Hotels	3.3
Aramark Corp.	3.2
Freeport-McMoRan Copper & Gold	2.7
Teck Resources L td.	2.6
Tuckahoe Credit Lease	2.6
Total (% of Net Assets)	32.9%

Percentages represent the Fund’s aggregate holdings in the same corporate issuer and its affiliates. Top Ten Corporate Credit Exposure are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular security or issuer.

Morningstar Ratings
		Number
		of Funds in
	Morningstar	High Yield
	Rating™	Bond
	as of 6/30/10	Category
Overall	««	500
3 Year	«	500
5 Year	«	428
10 Year	«««	280

Morningstar Ratings shown represent both the Retail and Institutional Classes. Morningstar proprietary ratings reflect historical risk-adjusted performance as of 6/30/10 and are subject to change every month.

Please see page 29 for more detail regarding Morningstar Ratings.

Portfolio Characteristics
(as of 6/30/10)
		Barclays Capital U.S.
	Westcore Flexible	Corporate High
	Income Fund	Yield Ba Index
Modified Duration	4.7 years	4.9 years
Effective Maturity	6.5 years	7.9 years
Number of Holdings	100	633
Portfolio Turnover R ate (6 month)	18%	—
Please see page 30 for definitions of terms.

Asset Allocation

Percentages are based on Total Net Assets.

Ratings Allocation

Percentages are based on Total Investments. The ratings allocation reflects the Standard & Poor’s equivalent ratings category for the highest credit-quality rating assigned by either Standard & Poor’s or Moody’s.

Maturity Allocation

Percentages are based on Total Investments. The Adviser to the Funds utilizes the expected maturity in presenting this information.

Fund Strategy

A fixed-income fund focusing on investment quality bonds of varying maturities.

Fund Management

Mark R. McKissick, CFA Portfolio Manager
Lisa M. Snyder, CFA Portfolio Manager

CFA is a trademark owned by the CFA Institute.

Cumulative Returns

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Performance calculations are as of the end of June each year. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Lipper Index data provided by Lipper, Inc.

Please see pages 28 and 29 for index definitions.

Average Annual Total Returns
	6	1	3	5	10	Since	30-Day	Incep.
	Months	Year	Years	Years	Years	Incep.	SEC Yield	Date
Retail Class (WTIBX)	5.33%	10.70%	5.98%	5.06%	6.60%	6.85%	3.62%	6/1/88
Institutional Class (WIIBX)	5.35	10.82	6.07	5.12	6.62	6.86	3.70	9/28/07
Barclays Capital Aggregate
Bond Index	5.33	9.50	7.55	5.54	6.47	7.49	N/A
Lipper Intermediate
Investment Grade Index	6.05	14.30	6.53	4.91	6.02	6.75	N/A

Retail Class Annual Expense Ratio (per the current prospectus) — Gross: 0.82%, Net: 0.56%
Institutional Class Annual Expense Ratio (per the current prospectus) — Gross: 0.74%, Net: 0.45%

30-Day SEC Yield figures reflect all fee waivers and expense reimbursements. Without the absorption of these fee waivers and/or expense reimbursements, the figures would have been 3.41% for the retail class and 3.47% for the institutional class.

The performance data quoted represents past performance and does not guarantee future results. Performance information for the institutional class shares prior to their inception date is based on the performance of the retail class. Current performance may be lower or higher than the performance quoted. To obtain current performance as of the most recent month-end, please call 800.392.CORE (2673) or visit us online at www.westcore.com.  Average annual total returns and yield figures reflect the reinvestment of dividends, capital gains distributions, all fee waivers and expense reimbursements. Without the fee waivers and expense reimbursements, total return and yield figures would have been lower. The performance data quoted does not reflect the deduction of the 2% redemption fee imposed if shares are redeemed or exchanged within 90 calendar days from their date of purchase. If imposed, the fee would reduce the performance quoted. Total return and yield figures represent past performance. Investment return and principal value will vary, and shares, when redeemed, may be worth more or less than their original cost.

Westcore fund shares are not insured by the FDIC, the Federal Reserve Board or any other agency and are subject to risk including the possible loss of principal.

The Advisor and Administrators have contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse Fund level other expenses from April 30, 2010 until at least April 30, 2011, so that Net Annual Fund Operating Expenses as reported in the Fund’s Financial Highlights will be no more than 0.55% for the Fund’s Retail Class for such period. In addition, the Advisor has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse Fund level other expenses in the same proportion as for the Retail Class waivers/reimbursements plus reimbursing the Institutional class-specific other expenses until at least April 30, 2011. The Advisor and Administrators are not contractually bound to continue these waivers/reimbursements past April 30, 2011, however neither party is currently expecting to make any change in the waivers/reimbursements after April 30, 2011. However, you will be notified in writing if these waivers and/or reimbursements are discontinued or materially changed after April 30, 2011.

Westcore Plus Bond Fund may invest in high-yield/high-risk bonds which are subject to greater level of liquidity risk.

Mark R. McKissick is a registered representative of ALPS Distributors, Inc.

Manager Commentary
  The first half of 2010 is a tale of two quite different quarters. The first quarter saw a continuation of a dominant theme from 2009: corporate bond outperformance. Corporate bonds in the Barclays Capital Aggregate Index returned 2.30% through March 31 compared to the Treasury sector which returned only 1.12%.  Within investment-grade corporate bonds, BBB-rated bonds were the best performers, returning 3.25% for the first quarter of 2010. During the second quarter, concerns about the Eurozone and the weakness of the economic recovery emerged, spurring Treasuries to outperform corporate bonds, with longer maturity Treasuries posting double-digit returns of 14.71%. In the second quarter, BBB-rated bonds were the weakest performing corporate sector, although still positive, as this sector of the Index posted a 3.16% return.
  The Westcore Plus Bond Fund’s performance over the first two quarters was similarly bifurcated. In the first quarter, the Fund benefitted from its overweight position in corporate bonds, specific holdings in REITs, consumer non-cyclical, energy, basic industries and utilities, and a weighting of approximately 10% in high-yield corporate securities.  However, the Fund’s outperformance in the first quarter was offset by its underperformance in the second quarter, when an underweight in Treasuries was a meaningful source of its lagging (although still positive) returns. Thus, by June 30, the Fund’s year-to-date return was exactly even with the Barclays Capital Aggregate Index.
  At this time, we maintain the cautious macroeconomic outlook that we have had throughout this recovery period. Our interest rate exposure is roughly equal to that of the benchmark as we currently view rates as range-bound; inflation expectations remain muted and the looming uncertainties on Eurozone stability and the weakness of the recovery are a boost to Treasuries. We expect that in this environment the robust demand we have seen for high-quality corporate bonds will persist.
  We continue to find value in the income advantage of investment-grade corporate bonds and in higher quality, non-investment-grade issuers. Across the quality spectrum, we still believe that security selection will drive performance going forward and continue to search for issuers with improving credit fundamentals, sustainable competitive advantages, and attractive valuations given our long-term investment-oriented approach.

Top Ten Corporate Credit Exposure
(as of 6/30/10)
Crown Castle Towers	1.8%
Berkshire Hathaway	1.4
Anheuser-Busch	1.4
Duke Energy	1.1
Kimco Realty	1.0
Exxon Mobil	1.0
WEA Finance/Westfield Capital	1.0
GTP Towers LLC	1.0
CBS Corp.	1.0
Kraft Foods	1.0
Total (% of Net Assets)	11.7%

Percentages represent the Fund’s aggregate holdings in the same corporate issuer and its affiliates. Top Ten Corporate Credit Exposure are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular security or issuer.

Morningstar Ratings
		Number
		of Funds in
	Morningstar	Intermediate-
	Rating™	Term Bond
	as of 6/30/10	Category
Overall	««««	1,011
3 Year	«««	1,011
5 Year	«««	880
10 Year	««««	515

Morningstar Ratings shown represent both the Retail and Institutional Classes. Morningstar proprietary ratings reflect historical risk-adjusted performance as of 6/30/10 and are subject to change every month.

Please see page 29 for more detail regarding Morningstar Ratings.

Portfolio Characteristics
(as of 6/30/10)
	Westcore Plus	Barclays Capital
	Bond Fund	Aggregate Bond Index
Modified Duration	4.2 years	4.3 years
Effective Maturity	7.4 years	6.5 years
Number of Holdings	260	8,211
Portfolio Turnover Rate (6 month)	19%	—
Please see page 30 for definitions of terms.

Asset Allocation

Percentages are based on Total Net Assets.

Ratings Allocation

Percentages are based on Total Investments. The ratings allocation reflects the Standard & Poor’s equivalent ratings category for the highest credit-quality rating assigned by either Standard & Poor’s or Moody’s.

Maturity Allocation

Percentages are based on Total Investments. The Adviser to the Funds utilizes the expected maturity in presenting this information.

Fund Strategy

A Colorado municipal bond fund focusing on federal and state tax-exempt income primarily through investments in investment-grade quality bonds of intermediate maturity.

Fund Management

Thomas B. Stevens, CFA Portfolio Manager
Kenneth A. Harris, CFA Portfolio Manager

CFA is a trademark owned by the CFA Institute.

Cumulative Returns

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Performance calculations are as of the end of June each year. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Lipper Index data provided by Lipper, Inc.

Please see pages 28 and 29 for index definitions.

Average Annual Total Returns
	6	1	3	5	10	Since	30-Day	Incep.
	Months	Year	Years	Years	Years	Incep.	SEC Yield	Date
Retail Class (WTCOX)	2.52%	7.53%	4.78%	3.71%	4.49%	5.04%	3.43%	6/1/91
Barclays Capital 10-Year
Municipal Bond Index	4.12	9.58	6.59	4.91	5.82	6.35	N/A
Lipper Intermediate
Municipal Debt Index	2.67	8.19	4.78	3.75	4.62	5.08	N/A

Retail Class Annual Expense Ratio (per the current prospectus) — Gross: 0.91%, Net: 0.66%

30-Day SEC Yield figure reflects all fee waivers and expense reimbursements. Without the absorption of these fee waivers and/or expense reimbursements, the figure would have been 3.21%.

The performance data quoted represents past performance and does not guarantee future results. Performance information for the institutional class shares prior to their inception date is based on the performance of the retail class. Current performance may be lower or higher than the performance quoted. To obtain current performance as of the most recent month-end, please call 800.392.CORE (2673) or visit us online at www.westcore.com. Average annual total returns and yield figures reflect the reinvestment of dividends, capital gains distributions, all fee waivers and expense reimbursements. Without the fee waivers and expense reimbursements, total return and yield figures would have been lower. The performance data quoted does not reflect the deduction of the 2% redemption fee imposed if shares are redeemed or exchanged within 90 calendar days from their date of purchase. If imposed, the fee would reduce the performance quoted. Total return and yield figures represent past performance. Investment return and principal value will vary, and shares, when redeemed, may be worth more or less than their original cost.

Westcore fund shares are not insured by the FDIC, the Federal Reserve Board or any other agency and are subject to risk including the possible loss of principal.

The Advisor and Administrators have contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse Fund level other expenses from April 30, 2010 until at least April 30, 2011, so that Net Annual Fund Operating Expenses as reported in the Fund’s Financial Highlights will be no more than 0.65% for the Fund’s Retail Class for such period. In addition, the Advisor has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse Fund level other expenses in the same proportion as for the Retail Class waivers/reimbursements plus reimbursing the Institutional class-specific other expenses until at least April 30, 2011. The Advisor and Administrators are not contractually bound to continue these waivers/reimbursements past April 30, 2011, however neither party is currently expecting to make any change in the waivers/ reimbursements after April 30, 2011. However, you will be notified in writing if these waivers and/or reimbursements are discontinued or materially changed after April 30, 2011.

Westcore Colorado Tax-Exempt Fund invests primarily in instruments issued by or on behalf of one state and generally will be more volatile and loss of principal could be greater due to state specific risk.

Manager Commentary
  Municipal bond yields declined over the first six months of 2010. As examples, the yield on a ten-year “AAA” general obligation bond fell from 3.08% at the beginning of the year to 2.67% by June 30, as reported by Municipal Market Data, and a twenty-year “AAA” obligation dipped from 3.77% to 3.70%. The yield curve steepened as short-to-intermediate yields declined more than did longer-dated maturities.
  Despite ongoing challenges of widening shortfalls in budget gaps by state and local municipalities and yields on ten-year top-rated municipal bonds at a record 9-year low, investor demand is increasing. Citigroup, Inc., State Street Corp. and U.S. Bancorp are among U.S. Banks whose municipal bond holdings have reached a 25-year high just as state budget deficits swell to $140 billion, according to a report by Bloomberg.
  The Westcore Colorado Tax-Exempt Fund’s performance for the first six months was held back partly by a relatively large commitment in cash equivalent securities and lower-yielding pre-refunded debt securities with short-term maturities. In addition, the modified duration of the Fund, at 5.0 years, was shorter than the benchmark’s 7.1 years. We have taken strides to extend the Fund’s maturity schedule. At year end, 2009, 20.1% of the portfolio was represented by issues 5 years or shorter. At June 30, that number was 8.8%.
  Colorado’s budget constraints continue to remain a challenge. The State barely scraped by with a balanced budget for the June 30, 2010 fiscal year. Colorado will begin the 2011 fiscal year on July 1 with up to a $72 million shortfall, prompting additional spending cuts. While the prognosis among state legislators is that the budget will be somewhat stable over the immediate term, the fiscal year 2011-2012 appears worrisome. That year is when the state could face up to a $1 billion shortfall as federal stimulus money and a multitude of one-time revenue sources become no longer available.
  Fund purchases over the past six months have concentrated on secondary pieces of higher quality general obligation and revenue bonds.  Specific examples of recent additions included “AA” rated Eagle Garfield, Colorado School District 5.00% due 12/1/2026, “AA” Boulder County Open Space, Colorado 5.00% due 1/1/2024 and “AA” Platte River Power Authority Colorado 5.00% due 6/1/2027, among others.
  In our opinion, the Westcore Colorado Tax-Exempt Fund is structured at the present time to effectively combat the difficult economic and fiscal environment pressuring the state. The Fund continues to emphasize coupons of 5% or higher due to the incremental income. This is not a new theme, but rather encompasses our view that such securities possess the most attractive opportunities in either a rising or falling interest rate environment.

Top Ten Holdings
(as of 6/30/10)	% of Net Assets
Eagle Garfield & Rout County SD Re-50J,
5.00%, 12/1/2026	2.3%
Denver Health & Hospital Auth Rev,
6.00%, 12/1/2031	1.8
Jefferson County School District R-001,
5.25%, 12/1/2024	1.5
Boulder County Open Space,
5.00%, 1/1/2024	1.5
Douglas County School District Re 1,
0.00%, 12/15/2015	1.5
Denver City & County School District #1,
5.25%, 12/1/2025	1.4
Platte River Power Auth Power Rev,
5.00%, 6/1/2027,	1.4
Brighton Water Activity Ent Rev,
5.00%, 12/1/2029,	1.4
Denver City & County Water Commrs,
5.00%, 12/15/2029,	1.3
Colorado Springs Utility Rev,
5.00%, 11/15/2027,	1.3
Total (% of Net Assets)	15.4%

Top ten holdings do not include any cash, cash equivalents or exchange traded fund investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

Morningstar Ratings
		Number
		of Funds in
	Morningstar	Muni Single
	Rating™	State Interm
	as of 6/30/10	Category
Overall	«««	240
3 Year	«««	240
5 Year	«««	233
10 Year	«««	189
Morningstar proprietary ratings reflect historical risk-adjusted performance as of 6/30/10 and are subject to change every month. Please see page 29 for more detail regarding Morningstar Ratings.

Portfolio Characteristics
(as of 6/30/10)
	Westcore Colorado	Barclays Capital 10-Year
	Tax-Exempt Fund	Municipal Bond Index
Modified Duration	5.0 years	7.1 years
Effective Maturity	6.4 years	9.9 years
Colorado Double Tax-Exempt Percentage
(excludes cash & cash equivalents)	100.0	—
Percentage of Holdings Subject to AMT	0.0	—
Number of Holdings	177	—
Portfolio Turnover Rate (6 month)	1%	—
Please see page 30 for definition of terms.

Ratings Allocation

Percentages are based on Total Investments. The ratings allocation reflects the Standard & Poor’s equivalent ratings category for the highest credit-quality rating assigned by either Standard & Poor’s or Moody’s.

Maturity Allocation

Percentages are based on Total Investments. The Adviser to the Funds utilizes the expected maturity in presenting this information.

Disclosure of Fund Expenses (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs (such as the 2% fee on redemption of Fund shares made within 90 days of purchase); and (2) ongoing costs, including management fees and other Fund expenses. The examples on the next page are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on January 1, 2010 and held until June 30, 2010.

Actual Expenses. The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line of the table on the next page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expenses shown in the table on the next page are meant to highlight ongoing Fund costs only and do not reflect transaction costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses Paid During Period

With respect to Expenses Paid During the Period, as shown in the table on the next page, expenses are equal to the Fund’s annualized expense ratio, as shown below, multiplied by the average account value over the period, multiplied by the number of days in the last six months of the fiscal half-year, 181/365 (to reflect the half-year period). The annualized expense ratios for the last six months were as follows:

Fund	Retail Class	Institutional Class
Westcore Growth Fund	1.04%	0.93%
Westcore MIDCO Growth Fund	1.03%	0.93%
Westcore Select Fund	1.05%	N/A
Westcore Blue Chip Fund	1.15%	0.95%
Westcore Mid-Cap Value Fund	1.22%	N/A
Westcore Small-Cap Opportunity Fund	1.30%	1.19%
Westcore Small-Cap Value Fund	1.30%	1.22%
Westcore Micro-Cap Opportunity Fund	1.30%	N/A
Westcore International Frontier Fund	1.50%	N /A
Westcore Flexible Income Fund	0.85%	0.75%
Westcore Plus Bond Fund	0.55%	0.46%
Westcore Colorado Tax-Exempt Fund	0.65%	N/A

				Expenses Paid
		Beginning Account	Ending Account	During the Period
Fund		Value 1/1/10	Value 6/30/10	1/1/10 to 6/30/10
Westcore Growth Fund

Retail Class	Actual	$1,000.00	$898.00	$4.91
	Hypothetical (5% return before expenses)	$1,000.00	$1,019.62	$5.22
Institutional Class	Actual	$1,000.00	$898.90	$4.40
	Hypothetical (5% return before expenses)	$1,000.00	$1,020.16	$4.68
Westcore MIDCO Growth Fund
Retail Class	Actual	$1,000.00	$980.80	$5.06
	Hypothetical (5% return before expenses)	$1,000.00	$1,019.68	$5.16
Institutional Class	Actual	$1,000.00	$980.80	$4.59
	Hypothetical (5% return before expenses)	$1,000.00	$1,020.16	$4.68
Westcore Select Fund
Retail Class	Actual	$1,000.00	$984.50	$5.19
	Hypothetical (5% return before expenses)	$1,000.00	$1,019.56	$5.28
Westcore Blue Chip Fund
Retail Class	Actual	$1,000.00	$895.90	$5.41
	Hypothetical (5% return before expenses)	$1,000.00	$1,019.09	$5.76
Institutional Class	Actual	$1,000.00	$896.80	$4.47
	Hypothetical (5% return before expenses)	$1,000.00	$1,020.08	$4.76
Westcore Mid-Cap Value Fund
Retail Class	Actual	$1,000.00	$975.10	$5.97
	Hypothetical (5% return before expenses)	$1,000.00	$1,018.74	$6.11
Westcore Small-Cap Opportunity Fund
Retail Class	Actual	$1,000.00	$983.70	$6.39
	Hypothetical (5% return before expenses)	$1,000.00	$1,018.35	$6.51
Institutional Class	Actual	$1,000.00	$983.80	$5.85
	Hypothetical (5% return before expenses)	$1,000.00	$1,018.89	$5.96
Westcore Small-Cap Value Fund
Retail Class	Actual	$1,000.00	$1,021.00	$6.51
	Hypothetical (5% return before expenses)	$1,000.00	$1,018.35	$6.51
Institutional Class	Actual	$1,000.00	$1,021.00	$6.11
	Hypothetical (5% return before expenses)	$1,000.00	$1,018.74	$6.11
Westcore Micro-Cap Opportunity Fund
Retail Class	Actual	$1,000.00	$1,037.00	$6.57
	Hypothetical (5% return before expenses)	$1,000.00	$1,018.35	$6.51
Westcore International Frontier Fund
Retail Class	Actual	$1,000.00	$1,013.70	$7.49
	Hypothetical (5% return before expenses)	$1,000.00	$1,017.35	$7.50
Westcore Flexible Income Fund
Retail Class	Actual	$1,000.00	$1,049.10	$4.37
	Hypothetical (5% return before expenses)	$1,000.00	$1,020.53	$4.31
Institutional Class	Actual	$1,000.00	$1,050.00	$3.80
	Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	$3.75
Westcore Plus Bond Fund
Retail Class	Actual	$1,000.00	$1,053.30	$2.80
	Hypothetical (5% return before expenses)	$1,000.00	$1,022.07	$2.76
Institutional Class	Actual	$1,000.00	$1,053.50	$2.34
	Hypothetical (5% return before expenses)	$1,000.00	$1,022.51	$2.31
Westcore Colorado Tax-Exempt Fund
Retail Class	Actual	$1,000.00	$1,025.20	$3.26
	Hypothetical (5% return before expenses)	$1,000.00	$1,021.57	$3.26

Index Definitions and Disclosures

All indices are unmanaged and index performance figures include reinvestment of dividends but do not reflect any fees, expenses or taxes. Investors cannot invest directly in an index.

The S&P 500 Index is comprised of 500 common stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value.

The Russell MidcapTM Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values than the threshold determined by the Frank Russell Company. The Russell Midcap companies are comprised of the 800 smallest companies in the Russell 1000 Index. The Russell 1000 Index consists of the 1,000 largest U.S. Incorporated companies based on total market capitalization.

The Russell MidcapTM Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value index.

The Russell 1000® Growth Index measures the performance of the largest 1,000 firms in the Russell 3000 Index, which represents approximately 98% of the investable U.S. equity market.

The Russell 2000® Index measures the performance of the smallest 2,000 companies in the Russell 3000 Index. The Russell 3000 Index consists of the 3,000 largest U.S. incorporated companies based on total market capitalization.

The Russell 2000® Value Index measures the performance of companies within the Russell 2000 Index having lower price-to-book ratios and lower forecasted growth values. The Russell 2000 Index includes the 2000 firms from the Russell 3000 Index with the smallest market capitalizations. The Russell 3000 Index represents 98% of the investable US equity market.

The Russell Microcap® Index measures the performance of the microcap segment of the U. S. equity market. It makes up less than 3% of the U.S. equity market. It includes 1,000 of the smallest securities in the Russell 2000 Index based on a combination of their market cap and current index membership and it includes the next 1,000 securities.

The MSCI EAFE Small-Cap Index® is a free float-adjusted market capitalization index that is designed to measure the performance of securities of small cap companies listed on the stock exchanges of 21 developed markets outside of North America with a full market capitalization range of US $200 million-$1.5 billion.

The Westcore Flexible Income Fund Custom Index is comprised of the Barclays Capital Long-Term Government/Corporate Bond Index from the Fund’s inception to 9/30/00 and the Barclays Capital U.S. Corporate High Yield Ba Index for the time period 10/1/00 to the most recent period end to reflect the change in the Fund’s investment strategy on 10/1/00. The Adviser believes that the Custom Index is the best benchmark measurement for historical performance over eight years.

The Barclays Capital U.S. Corporate High Yield Ba Index measures the performance of intermediate (1 to 10 year) U.S. high yield issues. It includes fixed-rate, noninvestment grade debt issues rated Ba1 or lower by Moody’s, rated BB+ or lower by S&P, rated below investment grade by Fitch Investor’s Service or if unrated previously held a high yield rating or have been associated with a high yield issuer, and must trade accordingly.

The Barclays Capital Aggregate Bond Index is a fixed income, market-value-weighted index generally representative of investment grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities with maturities of at least one year.

The Barclays Capital 10-Year Municipal Bond Index includes investment grade (Moody’s Investor Services Aaa to Baa, Standard and Poor’s Corporation AAA to BBB) tax-exempt bonds with maturities between eight and twelve years.

The Municipal 20 Bond Buyer Index is comprised of yields of 20 general obligation municipal bonds published weekly by The Bond Buyer.

The Municipal 25 Bond Buyer Revenue Index is comprised of yields of 25 revenue bonds with 30-year maturities published weekly by The Bond Buyer.

The Lipper Large-Cap Growth Index is comprised of the 30 largest mutual funds in the Lipper Large-Cap Growth Funds classification.

The Lipper Mid-Cap Growth Index is comprised of the 30 largest mutual funds in the Lipper Mid-Cap Growth Funds classification.

The Lipper Large-Cap Core Index is comprised of the 30 largest mutual funds in the Lipper Large-Cap Core Funds classification.

The Lipper Mid-Cap Value Index is comprised of the 30 largest mutual funds in the Lipper Mid-Cap Value Funds classification.

The Lipper Small-Cap Core Index is comprised of the 30 largest mutual funds in the Lipper Small-Cap Core Funds classification.

The Lipper Small-Cap Value Index is comprised of the 30 largest mutual funds in the Lipper Small-Cap Value Funds classification.

The Lipper International Small-Cap Index is comprised of the 30 largest mutual funds in the Lipper International Small-Cap Funds classification.

The Lipper High Current Yield Index is comprised of the 30 largest mutual funds in the Lipper High Current Yield Funds classification.

The Lipper Intermediate Investment Grade Index is comprised of the 30 largest mutual funds in the Lipper Intermediate Investment Grade Debt Funds classification.

The Lipper Intermediate Municipal Debt Index is comprised of the 30 largest mutual funds in the Lipper Intermediate Municipal Debt Funds classification.

Russell Investments is the source and owner of the Russell Index data contained in this material and all trademarks and copyrights related thereto. Any further dissemination or redistribution is strictly prohibited. Russell Investments is not responsible for the formatting or configuration of this material or for any inaccuracy in Denver Investments’ presentation thereof.

Standard & Poor’s is the source and owner of the S&P Index data contained in this material and all trademarks and copyrights related thereto. Any further dissemination or redistribution is strictly prohibited. Standard & Poor’s is not responsible for the formatting or configuration of this material or for any inaccuracy in Denver Investments’ presentation thereof.

MSCI Barra is the source and owner of the MSCI Index data contained in this material and all trademarks and copyrights related thereto. Any further dissemination or redistribution is strictly prohibited. MSCI Barra is not responsible for the formatting or configuration of this material or for any inaccuracy in Denver Investments’ presentation thereof.

Barclays Capital is the source and owner of the Barclays Capital Index data contained in this material and all trademarks and copyrights related thereto. Any further dissemination or redistribution is strictly prohibited. Barclays Capital is not responsible for the formatting or configuration of this material or for any inaccuracy in Denver Investments’ presentation thereof.

Lipper, a Thomson Reuters Company is the source and owner of the Lipper Index data contained in this material and all trademarks and copyrights related thereto. Any further dissemination or redistribution is strictly prohibited. Lipper Inc. is not responsible for the formatting or configuration of this material or for any inaccuracy in Denver Investments’ presentation thereof.

Top 5/Bottom 5 Stock Performance Calculation Methodology

The Calculation methodology used to construct this chart took into account consistently the weighting of every holding in the Fund that contributed to the Fund’s performance during the Measurement Period, and the Chart reflects consistently the results of the Calculation. The Calculation determined the contribution of each Fund holding by calculating the weight (i.e., percentage of the Total Investments) of each holding multiplied by the rate of return for that holding during the first six months of 2010.

Morningstar Disclosures

©2010 Morningstar, Inc. All Rights Reserved. The information contained herein is: (1) proprietary to Morningstar; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

Morningstar proprietary ratings reflect historical risk-adjusted performance as of 6/30/10 and are subject to change every month. For each fund with at least a 3-year history, Morningstar calculates a rating based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund’s monthly performance (including the effects of sales charges and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive a Morningstar RatingTM of 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) Morningstar Rating metrics. During periods on which ratings are based, service providers of the Fund waived fees. This waiver had a material impact on the funds’ average annual returns. In the absence of fee waivers, performance would have been reduced.

Definitions of Terms

Duration – A generic description of the sensitivity of a bond’s price (as a percentage of initial price) to a change in yield.

EPS (Earnings per Share) Growth – Earnings per share is the portion of a company’s profit allocated to each outstanding share of common stock. EPS growth serves as an indicator of a company’s profitability.

Effective Maturity – A weighted average of the maturities of the bonds in a portfolio.

Emerging Markets – Westcore International Frontier Fund considers emerging market countries to be those countries that are neither U.S. nor developed countries.

Market Capitalization – The market capitalization represents the total value of a company or stock. It is calculated by multiplying the number of shares outstanding by the current price of one share.

Modified Duration – A duration measure in which it is assumed that yield changes do not change the expected cash flows.

Number of Holdings – The Number of Holdings presented excludes short-term investments including money market mutual funds.

Portfolio Turnover Rate – A percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding short-term investments) for the period and dividing it by the monthly average of the market value of the portfolio securities during the period.

Price to Book Value (P/B) Ratio – The P/B ratio is used to compare a company’s book value to its current market price. This ratio compares the market’s valuation of a company to the value of that company as indicated on its financial statements. The higher the ratio, the higher the premium the market is willing to pay for the company above its hard assets.

Price to Cash (P/C) Flow Ratio – The P/C flow ratio is a measure of a firm’s stock price relative to its financial performance. For a fund, the P/C flow ratio is the weighted average of all stocks held in the fund. It represents the amount an investor is willing to pay for a dollar generated from a particular company’s operations.

Price to Earnings (P/E) Ratio – The P/E ratio is a stock’s per share price divided by its per share earnings over a 12-month period. For a fund, the P/E ratio is the weighted average of all stocks held in the fund. The higher the P/E ratio, the more the market is willing to pay for each dollar of annual earnings.

SEC Yield – The SEC Yield is a standardized method of computing return on investment that the U.S. Securities and Exchange Commission (SEC) requires mutual funds to use when advertising their yields. Its objective is to allow a confusion-free comparison of the performance of different funds.

Weighted Average – An average that takes into account the proportional relevance of each component, rather than treating each component equally.

Intentionally Left Blank

STATEMENTS OF INVESTMENTS

Westcore Growth Fund	33

Westcore MIDCO Growth Fund	35

Westcore Select Fund	37

Westcore Blue Chip Fund	38

Westcore Mid-Cap Value Fund	40

Westcore Small-Cap Opportunity Fund	42

Westcore Small-Cap Value Fund	44

Westcore Micro-Cap Opportunity Fund	46

Westcore International Frontier Fund	49

Westcore Flexible Income Fund	51

Westcore Plus Bond Fund	55

Westcore Colorado Tax-Exempt Fund	61

Common Abbreviations	67

STATEMENTS OF ASSETS AND LIABILITIES	68

STATEMENTS OF OPERATIONS	70

STATEMENTS OF CHANGES IN NET ASSETS	72

FINANCIAL HIGHLIGHTS	76

NOTES TO FINANCIAL STATEMENTS	86

WESTCORE GROWTH FUND AS OF JUNE 30, 2010
(UNAUDITED)

	Shares	Market Value
COMMON STOCKS		97.88%
Consumer Discretionary		10.98%
Hotels, Restaurants & Leisure		2.29%
Las Vegas Sands Corp.**	63,830	$1,413,196
Royal Caribbean Cruises
Ltd.**	34,650	788,981
		2,202,177

Internet & Catalog Retail		2.38%
Amazon.com Inc.**	12,085	1,320,407
priceline.com Inc.**	5,530	976,266
		2,296,673

Multiline Retail		3.48%
Nordstrom Inc.	45,090	1,451,447
Target Corp.	38,680	1,901,896
		3,353,343

Specialty Retail		1.57%
Home Depot Inc.	53,830	1,511,008

Textiles, Apparel & Luxury Goods		1.26%
Coach Inc.	33,100	1,209,805

Total Consumer Discretionary
(Cost $8,261,670)		10,573,006

Consumer Staples		4.83%
Beverages		3.46%
PepsiCo Inc.	54,662	3,331,649

Food & Staples Retailing		1.37%
Costco Wholesale Corp.	24,020	1,317,016

Total Consumer Staples
(Cost $4,555,077)		4,648,665

Energy		7.39%
Energy Equipment & Services		2.10%
Schlumberger Ltd.	36,560	2,023,231

Oil, Gas & Consumable Fuels		5.29%
EOG Resources Inc.	14,626	1,438,760
Occidental Petroleum
Corp.	32,287	2,490,942
Southwestern Energy
Co.**	30,040	1,160,745
		5,090,447

Total Energy
(Cost $7,385,106)		7,113,678

	Shares	Market Value
Financials		8.41%
Capital Markets		1.79%
Goldman Sachs Group
Inc.	4,420	$580,213
T. Rowe Price Group Inc.	25,740	1,142,599
		1,722,812

Commercial Banks		2.42%
PNC Financial Services
Group Inc.	20,000	1,130,000
Wells Fargo & Co.	46,800	1,198,080
		2,328,080

Consumer Finance		1.46%
American Express Co.	35,400	1,405,380

Diversified Financial Services		2.74%
Intercontinental Exchange
Inc.**	8,400	949,452
JPMorgan Chase & Co.	46,180	1,690,650
		2,640,102

Total Financials
(Cost $8,118,066)		8,096,374

Healthcare		10.08%
Biotechnology		3.60%
Celgene Corp.**	44,010	2,236,588
United Therapeutics
Corp.**	25,080	1,224,155
		3,460,743

Healthcare Equipment & Supplies		1.01%
Covidien PLC (Ireland)	24,290	975,972

Healthcare Providers & Services		3.04%
Medco Health Solutions
Inc.**	53,140	2,926,951

Pharmaceuticals		2.43%
Abbott Laboratories	29,830	1,395,447
Teva Pharmaceutical
Industries Ltd. - ADR
(Israel)	18,159	944,087
		2,339,534

Total Healthcare
(Cost $9,003,033)		9,703,200

Industrials		14.78%
Aerospace & Defense		3.75%
Precision Castparts Corp.	13,319	1,370,791
United Technologies
Corp.	34,507	2,239,849
		3,610,640

	Shares	Market Value
Air Freight & Logistics		0.73%
FedEx Corp.	9,960	$698,295

Electrical Equipment		3.12%
AMETEK Inc.	25,200	1,011,780
Cooper Industries PLC	32,070	1,411,080
Emerson Electric Co.	13,220	577,582
		3,000,442

Machinery		5.43%
Caterpillar Inc.	27,090	1,627,296
Danaher Corp.	37,382	1,387,620
Illinois Tool Works Inc.	32,840	1,355,635
Parker Hannifin Corp.	15,510	860,185
		5,230,736

Road & Rail		1.75%
Union Pacific Corp.	24,310	1,689,788

Total Industrials
(Cost $12,739,675)		14,229,901

Information Technology		36.29%
Communications Equipment		4.06%
Cisco Systems Inc.**	183,422	3,908,723

Computers & Peripherals		13.30%
Apple Inc.**	24,337	6,121,486
EMC Corp.**	126,640	2,317,512
Hewlett-Packard Co.	67,471	2,920,145
NetApp Inc.**	38,850	1,449,494
		12,808,637

Electronic Equipment Instruments
& Components		1.10%
Agilent Technologies
Inc.**	37,150	1,056,175

Internet Software &
Services		5.41%
Equinix Inc.**	17,560	1,426,223
Google Inc. - Class A**	8,506	3,784,745
		5,210,968

IT Services		4.83%
Cognizant Technology
Solutions Corp.**	33,370	1,670,502
Visa Inc.	42,047	2,974,825
		4,645,327

Semiconductors & Semiconductor
Equipment		2.56%
Broadcom Corp.	53,711	1,770,852
Marvell Technology
Group Ltd. (Bermuda)**	44,190	696,434
		2,467,286

WESTCORE GROWTH FUND AS OF JUNE 30, 2010 (continued)
(UNAUDITED)

	Shares	Market Value
Software		5.03%
Microsoft Corp.	142,670	$3,282,837
Oracle Corp.	72,470	1,555,206
		4,838,043

Total Information Technology
(Cost $25,801,056)		34,935,159

Materials		2.31%
Chemicals		1.02%
Praxair Inc.	12,870	977,991

Metals & Mining		1.29%
Allegheny Technologies
Inc.	28,140	1,243,507

Total Materials
(Cost $2,176,506)		2,221,498

Telecommunication Services		2.81%
Wireless Telecommunication
Services		2.81%
Crown Castle
International Corp.**	46,160	1,719,922
Millicom International
Cellular S.A.
(Luxembourg)	12,200	989,054
		2,708,976

Total Telecommunication Services
(Cost $2,544,156)		2,708,976

Total Common Stocks
(Cost $80,584,345)		94,230,457

MONEY MARKET MUTUAL FUNDS		2.62%
Fidelity Institutional
Money Market
Government
Portfolio - Class I
(7 Day Yield 0.044%)	2,520,765	2,520,765

Total Money Market Mutual Funds
(Cost $2,520,765)		2,520,765

Total Investments
(Cost $83,105,110)	100.50%	96,751,222

Liabilities in Excess of
Other Assets	(0.50%)	(485,546)

Net Assets	100.00%	$96,265,676

Westcore Growth Fund
Country Breakdown as of June 30, 2010
(Unaudited)
Country	Market Value	%
United States	$93,145,675	96.76%
Luxembourg	989,054	1.03%
Ireland	975,972	1.01%
Israel	944,087	0.98%
Bermuda	696,434	0.72%
Total Investments	96,751,222	100.50%
Liabilities in Excess
of Other Assets	(485,546)	(0.50%)
Net Assets	$96,265,676	100.00%

Please note the country classification is based on the company headquarters and is unaudited.

All of the Fund’s investments are traded on U.S. exchanges.

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another. Sector and industry classifications are unaudited.

**Non-income producing security.

See Notes to Financial Statements.

WESTCORE MIDCO GROWTH FUND AS OF JUNE 30, 2010
(UNAUDITED)

	Shares	Market Value
COMMON STOCKS		96.22%
Consumer Discretionary		15.58%
Hotels, Restaurants & Leisure		1.26%
Darden Restaurants Inc.	36,400	$1,414,140

Internet & Catalog Retail		1.06%
Netflix Inc.**	11,000	1,195,150

Specialty Retail		8.28%
American Eagle
Outfitters Inc.	80,100	941,175
J. Crew Group Inc.**	43,600	1,604,916
Ross Stores Inc.	40,200	2,142,258
Signet Jewelers Ltd.
( Bermuda)**	76,300	2,098,250
TJX Companies Inc.	59,900	2,512,805
		9,299,404

Textiles, Apparel & Luxury Goods		4.98%
Phillips-Van Heusen
Corp.	30,900	1,429,743
Polo Ralph Lauren Corp.	18,100	1,320,576
VF Corp.	15,800	1,124,644
The Warnaco Group
Inc.**	47,600	1,720,264
		5,595,227

Total Consumer Discretionary
(Cost $14,652,150)		17,503,921

Consumer Staples		3.09%
Food & Staples Retailing		1.38%
BJ’s Wholesale Club
Inc.**	41,900	1,550,719

Personal Products		1.71%
Herbalife Ltd. (Cayman
Islands)	41,700	1,920,285

Total Consumer Staples
(Cost $2,836,045)		3,471,004

Energy		4.83%
Energy Equipment & Services		1.57%
Dril-Quip Inc.**	14,000	616,280
Helmerich & Payne Inc.	31,300	1,143,076
		1,759,356

Oil, Gas & Consumable Fuels		3.26%
Bill Barrett Corp.**	59,400	1,827,738
SM Energy Co.	45,800	1,839,328
		3,667,066

Total Energy
(Cost $5,896,385)		5,426,422

	Shares	Market Value
Financials		6.85%
Capital Markets		3.13%
Eaton Vance Corp.	45,400	$1,253,494
T. Rowe Price Group Inc.	51,100	2,268,329
		3,521,823

Commercial Banks		1.60%
Comerica Inc.	48,700	1,793,621

Thrifts & Mortgage Finance		2.12%
Hudson City Bancorp
Inc.	111,800	1,368,432
Washington Federal Inc.	62,900	1,017,722
		2,386,154

Total Financials
(Cost $7,317,321)		7,701,598

Health Care		13.68%
Health Care Equipment & Supplies		3.66%
C.R. Bard Inc.	30,100	2,333,653
Immucor Inc.**	93,500	1,781,175
		4,114,828

Health Care Providers & Services		5.22%
AMERIGROUP Corp.**	70,300	2,283,344
DaVita Inc.**	24,050	1,501,682
Lincare Holdings Inc.**	64,000	2,080,640
		5,865,666

Life Sciences Tools & Services		2.13%
Waters Corp.**	36,900	2,387,430

Pharmaceuticals		2.67%
King Pharmaceuticals
Inc.**	78,000	592,020
Shire Pharmaceuticals -
ADR (Ireland)	39,300	2,412,234
		3,004,254

Total Health Care
(Cost $13,255,137)		15,372,178

Industrials		17.09%
Air Freight & Logistics		1.91%
Atlas Air Worldwide
Holdings Inc.**	24,800	1,178,000
UTi Worldwide Inc.
(Virgin Islands)	77,900	964,402
		2,142,402

Electrical Equipment		3.39%
Cooper Industries PLC	54,200	2,384,800

	Shares	Market Value
Rockwell Automation
Inc.	29,100	$1,428,519
		3,813,319

Machinery		8.52%
Ingersoll-Rand PLC
(Ireland)	68,500	2,362,565
Lincoln Electric
Holdings Inc.	23,700	1,208,463
Parker Hannifin Corp.	30,500	1,691,530
Pentair Inc.	52,700	1,696,940
SPX Corp.	20,900	1,103,729
WABCO Holdings Inc.**	47,800	1,504,744
		9,567,971

Road & Rail		1.48%
Knight Transportation
Inc.	82,100	1,661,704

Trading Companies & Distributors		1.79%
WESCO International
Inc.**	59,800	2,013,466

Total Industrials
(Cost $16,828,647)		19,198,862

Information Technology		28.06%
Computers & Peripherals		2.87%
QLogic Corp.**	67,800	1,126,836
Teradata Corp.**	68,800	2,097,024
		3,223,860

Electronic Equipment Instruments
& Components		2.15%
Dolby Laboratories Inc. -
Class A**	38,600	2,419,834

Internet Software & Services		4.28%
Akamai Technologies
Inc.**	41,000	1,663,370
Rackspace Hosting
Inc.**	53,400	979,356
VeriSign Inc.**	81,500	2,163,825
		4,806,551

IT Services		1.40%
Global Payments Inc.	43,200	1,578,528

Office Electronics		1.00%
Zebra Technologies
Corp. - Class A**	44,300	1,123,891

Semiconductors & Semiconductor
Equipment		5.95%
Analog Devices Inc.	55,500	1,546,230
Novellus Systems Inc.**	50,700	1,285,752

WESTCORE MIDCO GROWTH FUND AS OF JUNE 30, 2010 (continued)
(UNAUDITED)

	Shares	Market Value
Silicon Laboratories
Inc.**	52,500	$2,129,400
Xilinx Inc.	68,200	1,722,732
		6,684,114

Software		10.41%
ANSYS Inc.**	44,500	1,805,365
Check Point Software
Technologies Ltd.
(Israel)**	44,300	1,305,964
Citrix Systems Inc.**	53,100	2,242,413
Intuit Inc.**	65,100	2,263,527
Red Hat Inc.**	62,500	1,808,750
Rovi Corp.**	59,900	2,270,809
		11,696,828

Total Information Technology
(Cost $28,101,988)		31,533,606

Materials		5.73%
Chemicals		4.18%
Celanese Corp. - Series A	60,800	1,514,528
FMC Corp.	26,500	1,521,895
Rockwood Holdings
Inc.**	73,400	1,665,446
		4,701,869

Metals & Mining		1.55%
Compass Minerals
International Inc.	24,700	1,735,916

Total Materials
(Cost $5,165,785)		6,437,785

Telecommunication Services		1.31%
Diversified Telecommunication
Services		1.31%
tw telecom Inc. - Class A**	88,300	1,472,844

Total Telecommunication Services
(Cost $875,714)		1,472,844

Total Common Stocks
(Cost $94,929,172)		108,118,220

MONEY MARKET MUTUAL FUNDS		2.31%
Fidelity Institutional
Money Market
Government
Portfolio - Class I
(7 Day Yield 0.044%)	2,602,371	2,602,371

Total Money Market Mutual Funds
(Cost $2,602,371)		2,602,371

	Shares	Market Value
Total Investments
(Cost $97,531,543)	98.53%	$110,720,591

Other Assets in Excess
of Liabilities	1.47%	1,646,174

Net Assets	100.00%	$112,366,765

Westcore MIDCO Growth Fund
Country Breakdown as of June 30, 2010
(Unaudited)
Country	Market Value	%
United States	$99,656,891	88.69%
Ireland	4,774,799	4.25%
Bermuda	2,098,250	1.86%
Cayman Islands	1,920,285	1.71%
Israel	1,305,964	1.16%
Virgin Islands	964,402	0.86%
Total Investments	110,720,591	98.53%
Other Assets in Excess
of Liabilities	1,646,174	1.47%
Net Assets	$112,366,765	100.00%

Please note the country classification is based on the company headquarters and is unaudited.

All of the Fund’s investments are traded on U.S. exchanges.

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another. Sector and industry classifications are unaudited.

**Non-income producing security.

See Notes to Financial Statements.

WESTCORE SELECT FUND AS OF JUNE 30, 2010
(UNAUDITED)

	Shares	Market Value
COMMON STOCKS		93.30%
Consumer Discretionary		15.12%
Specialty Retail		11.83%
Jos. A. Bank Clothiers
Inc.**	108,200	$5,841,718
Ross Stores Inc.	108,169	5,764,326
Signet Jewelers Ltd.
(Bermuda)**	197,800	5,439,500
		17,045,544

Textiles, Apparel & Luxury Goods		3.29%
The Warnaco Group Inc.**	131,400	4,748,796

Total Consumer Discretionary
(Cost $22,655,364)		21,794,340

Energy		3.86%
Oil, Gas & Consumable Fuels		3.86%
Bill Barrett Corp.**	180,800	5,563,216

Total Energy
(Cost $6,199,109)		5,563,216

Financials		8.18%
Commercial Banks		8.18%
Bank of the Ozarks Inc.	168,600	5,980,242
Comerica Inc.	157,600	5,804,408
		11,784,650

Total Financials
(Cost $11,491,091)		11,784,650

Health Care		19.43%
Health Care Equipment & Supplies		7.79%
C.R. Bard Inc.	75,000	5,814,750
Immucor Inc.**	284,400	5,417,820
		11,232,570

Health Care Providers & Services		3.40%
AMERIGROUP Corp.**	150,700	4,894,736

Life Sciences Tools & Services		4.09%
Waters Corp.**	91,000	5,887,700

Pharmaceuticals		4.15%
Shire PLC (Ireland)	97,400	5,978,412

Total Health Care
(Cost $29,542,881)		27,993,418

Industrials		15.29%
Electrical Equipment		4.05%
Cooper Industries PLC	132,700	5,838,800

	Shares	Market Value
Machinery		7.34%
Ingersoll-Rand PLC
(Ireland)	158,400	$5,463,216
Parker Hannifin Corp.	92,100	5,107,866
		10,571,082

Trading Companies & Distributors		3.90%
WESCO International
Inc.**	166,900	5,619,523

Total Industrials
(Cost $22,273,288)		22,029,405

Information Technology		27.50%
Computers & Peripherals		3.86%
Teradata Corp.**	182,400	5,559,552

Electronic Equipment Instruments
& Components		4.10%
Dolby Laboratories Inc. -
Class A**	94,300	5,911,667

Internet Software & Services		4.02%
VeriSign Inc.**	217,900	5,785,245

Semiconductors & Semiconductor
Equipment		3.61%
Silicon Laboratories Inc.**	128,300	5,203,848

Software		11.91%
Citrix Systems Inc.**	120,510	5,089,137
Intuit Inc.**	168,500	5,858,745
Rovi Corp.**	163,800	6,209,658
		17,157,540

Total Information Technology
(Cost $40,387,387)		39,617,852

Materials		3.92%
Chemicals		3.92%
Rockwood Holdings Inc.**	248,800	5,645,272

Total Materials
(Cost $6,801,087)		5,645,272

Total Common Stocks
(Cost $139,350,207)		134,428,153

MONEY MARKET MUTUAL FUNDS		1.76%
Fidelity Institutional
Money Market
Government
Portfolio - Class I
(7 Day Yield 0.044%)	2,531,774	2,531,774

	Shares	Market Value
Total Money Market Mutual Funds
(Cost $2,531,774)		2,531,774

Total Investments
(Cost $141,881,981)	95.06% $	136,959,927

Other Assets in Excess
of Liabilities	4.94%	7,124,931

Net Assets	100.00%	$144,084,858

Westcore Select Fund
Country Breakdown as of June 30, 2010
(Unaudited)
Country	Market Value	%
United States	$120,078,799	83.34%
Ireland	11,441,628	7.94%
Bermuda	5,439,500	3.78%
Total Investments	136,959,927	95.06%
Other Assets in Excess
of Liabilities	7,124,931	4.94%
Net Assets	$144,084,858	100.00%

Please note the country classification is based on the company headquarters and is unaudited.

All of the Fund’s investments are traded on U.S. exchanges.

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another. Sector and industry classifications are unaudited.

**  Non-income producing security.

See Notes to Financial Statements.

WESTCORE BLUE CHIP FUND AS OF JUNE 30, 2010
(UNAUDITED)

	Shares	Market Value
COMMON STOCKS		98.75%
Basic Materials		5.72%
Chemicals		1.00%
Ecolab Inc.	7,300	$327,843

Forestry & Paper		4.72%
Ball Corp.	13,150	694,715
International Paper Co.	37,950	858,808
		1,553,523

Total Basic Materials
(Cost $1,568,459)		1,881,366

Capital Goods		4.61%
Aerospace & Defense		2.66%
General Dynamics Corp.	6,900	404,064
Raytheon Co.	9,700	469,383
		873,447

Industrial Products		1.95%
ITT Corp.	14,300	642,356

Total Capital Goods
(Cost $1,221,776)		1,515,803

Commercial Services		4.73%
Business Products & Services		2.23%
Quanta Services Inc.**	35,500	733,075

IT Services		1.33%
Computer Sciences Corp.	9,700	438,925

Transaction Processing		1.17%
The Western Union Co.	25,700	383,187

Total Commercial Services
(Cost $1,883,386)		1,555,187

Communications		5.84%
Networking		1.87%
Cisco Systems Inc.**	28,900	615,859

Telecomm Equipment & Solutions		3.97%
Qualcomm Inc.	22,900	752,036
Research In Motion Ltd.
(Canada)**	11,200	551,712
		1,303,748

Total Communications
(Cost $2,342,400)		1,919,607

Consumer Cyclical		10.64%
Apparel & Footwear Manufacturing		3.47%
Nike Inc. - Class B	9,750	658,612

	Shares	Market Value
VF Corp.	6,800	$484,024
		1,142,636

Department Stores		2.29%
Macy’s Inc.	42,000	751,800

Other Consumer Services		1.53%
Expedia Inc.	26,850	504,243

Restaurants		1.09%
Darden Restaurants Inc.	9,200	357,420

Specialty Retail		2.26%
Best Buy Co. Inc.	21,900	741,534

Total Consumer Cyclical
(Cost $3,465,434)		3,497,633

Consumer Staples		7.47%
Consumer Products		2.73%
Colgate-Palmolive Co.	11,400	897,864

Food & Agricultural Products		4.74%
Campbell Soup Co.	21,300	763,179
Unilever N.V.
(Netherlands)	29,100	795,012
		1,558,191

Total Consumer Staples
(Cost $2,278,253)		2,456,055

Energy		9.56%
Exploration & Production		3.40%
Occidental Petroleum
Corp.	14,500	1,118,675

Integrated Oils		4.21%
Exxon Mobil Corp.	8,000	456,560
Marathon Oil Corp.	29,800	926,482
		1,383,042

Oil Services		1.95%
Ensco PLC
(United Kingdom)	8,400	329,952
Noble Corp.**
(Switzerland)	10,100	312,191
		642,143

Total Energy
(Cost $2,428,142)		3,143,860

Interest Rate Sensitive		13.30%
Money Center Banks		5.08%
Bank of America Corp.	70,350	1,010,930

	Shares	Market Value
JPMorgan Chase & Co.	18,000	$658,980
		1,669,910

Property Casualty Insurance		3.16%
ACE Ltd. (Switzerland)	12,100	622,908
Travelers Cos. Inc.	8,450	416,163
		1,039,071

Regional Banks		2.09%
Comerica Inc.	10,100	371,983
SunTrust Banks Inc.	13,600	316,880
		688,863

Securities & Asset Management		2.97%
The Bank of New York
Mellon Corp.	22,800	562,932
Goldman Sachs Group Inc.	3,150	413,500
		976,432

Total Interest Rate Sensitive
(Cost $4,199,204)		4,374,276

Medical/Healthcare		11.83%
Medical Technology		2.52%
Zimmer Holdings Inc.**	15,350	829,667

Pharmaceuticals		9.31%
Abbott Laboratories	16,650	778,887
Amgen Inc.**	17,100	899,460
Forest Laboratories Inc.**	25,150	689,865
Pfizer Inc.	48,594	692,950
		3,061,162

Total Medical/Healthcare
(Cost $4,032,040)		3,890,829

Technology		14.53%
Computer Software		5.44%
Microsoft Corp.	42,900	987,129
Symantec Corp.**	57,800	802,264
		1,789,393

PC’s & Servers		6.10%
Dell Inc. **	60,900	734,454
International Business
Machines Corp.	10,300	1,271,844
		2,006,298

Semiconductors		2.99%
Altera Corp.	19,800	491,238
Intel Corp.	25,300	492,085
		983,323

Total Technology
(Cost $4,755,638)		4,779,014

WESTCORE BLUE CHIP FUND AS OF JUNE 30, 2010 (continued)
(UNAUDITED)

	Shares	Market Value
Transportation		4.32%
Railroads		4.32%
Norfolk Southern Corp.	15,650	$830,233
Union Pacific Corp.	8,500	590,835
		1,421,068

Total Transportation
(Cost $1,079,016)		1,421,068

Utilities		6.20%
Independent Power		2.21%
Exelon Corp.	9,000	341,730
Public Service
Enterprises Group Inc.	12,300	385,359
		727,089

Integrated Gas & Electric		1.02%
Dominion Resources
Inc.	8,600	333,164

Regulated Electric		2.97%
Edison International	20,200	640,744
Entergy Corp.	4,700	336,614
		977,358

Total Utilities
(Cost $2,007,217)		2,037,611

Total Common Stocks
(Cost $31,260,965)		32,472,309

MONEY MARKET MUTUAL FUNDS		1.14%
Fidelity Institutional
Money Market
Government
Portfolio - Class I
(7 Day Yield 0.044%)	375,229	375,229

Total Money Market Mutual Funds
(Cost $375,229)		375,229

Total Investments
(Cost $31,636,194)	99.89%	32,847,538

Other Assets in Excess of
Liabilities	0.11%	34,940

Net Assets	100.00%	$32,882,478

Westcore Blue Chip Fund
Country Breakdown as of June 30, 2010
(Unaudited)
Country	Market Value	%
United States	$30,235,763	91.95%
Switzerland	935,099	2.84%
Netherlands	795,012	2.42%
Canada	551,712	1.68%
United Kingdom	329,952	1.00%
Total Investments	32,847,538	99.89%
Other Assets in Excess
of Liabilities	34,940	0.11%
Net Assets	$32,882,478	100.00%

Please note the country classification is based on the company headquarters and is unaudited.

All of the Fund’s investments are traded on U.S. exchanges.

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another. Sector and industry classifications are unaudited.

**Non-income producing security.

See Notes to Financial Statements.

WESTCORE MID-CAP VALUE FUND AS OF JUNE 30, 2010
(UNAUDITED)

	Shares	Market Value
COMMON STOCKS		98.45%
Basic Materials		9.49%
Forestry & Paper		4.18%
International Paper Co.	39,300	$889,359
Packaging Corp. of
America	44,700	984,294
		1,873,653

Other Materials (Rubber & Plastic)		4.23%
Crown Holdings Inc.**	42,650	1,067,956
Owens-Illinois Inc. **	31,300	827,885
		1,895,841

Steel		1.08%
Harsco Corp.	20,500	481,750

Total Basic Materials
(Cost $3,266,560)		4,251,244

Capital Goods		2.88%
Electrical Equipment		1.73%
General Cable Corp.**	29,100	775,515

Industrial Products		1.15%
ITT Corp.	11,400	512,088

Total Capital Goods
(Cost $2,147,854)		1,287,603

Commercial Services		5.35%
Business Products & Services		3.60%
Quanta Services Inc.**	54,175	1,118,714
Xerox Corp.	61,381	493,503
		1,612,217

Environmental & Pollution Control		1.75%
Waste Connections Inc.**	22,490	784,676

Total Commercial Services
(Cost $2,402,658)		2,396,893

Communications		3.87%
Telecomm Equipment & Solutions		3.87%
Adtran Inc.	28,850	786,740
CommScope Inc.**	39,900	948,423
		1,735,163

Total Communications
(Cost $1,755,539)		1,735,163

Consumer Cyclical		11.80%
Clothing & Accessories		2.82%
Abercrombie & Fitch Co.
- Class A	19,200	589,248

	Shares	Market Value
Polo Ralph Lauren Corp.	9,200	$671,232
		1,260,480

Department Stores		2.29%
Macy’s Inc.	57,300	1,025,670

Motor Vehicle Parts		3.03%
Autoliv Inc. (Sweden)**	28,400	1,358,940

Specialty Retail		3.66%
Signet Jewelers Ltd.
(Bermuda)**	27,900	767,250
Tiffany & Co.	22,960	870,414
		1,637,664

Total Consumer Cyclical
(Cost $5,085,300)		5,282,754

Consumer Staples		4.35%
Food & Agricultural Products		4.35%
The J.M. Smucker Co.	14,400	867,168
Tyson Foods Inc. - Class A	65,950	1,080,920
		1,948,088

Total Consumer Staples
(Cost $1,706,146)		1,948,088

Energy		8.33%
Exploration & Production		3.79%
Forest Oil Corp. **	31,300	856,368
SM Energy Co.	21,000	843,360
		1,699,728

Oil Services		2.77%
Ensco PLC - ADR
(United Kingdom)	8,400	329,952
Noble Corp.**	10,100	312,191
(Switzerland)
Tidewater Inc.	15,400	596,288
		1,238,431

Refining & Marketing		1.77%
Holly Corp.	29,800	792,084

Total Energy
(Cost $3,974,487)		3,730,243

Interest Rate Sensitive		19.19%
Life & Health Insurance		4.60%
Reinsurance Group of
America Inc.	27,841	1,272,612
Unum Group	36,300	787,710
		2,060,322

	Shares	Market Value
Property Casualty Insurance		4.94%
Alterra Capital Holdings
Ltd. (Bermuda)	25,400	$477,012
Axis Capital Holdings Ltd.
(Bermuda)	24,500	728,140
PartnerRe Ltd.
(Bermuda)	14,340	1,005,808
		2,210,960

Regional Banks		5.47%
Comerica Inc.	30,100	1,108,583
SunTrust Banks Inc.	37,200	866,760
Zions Bancorporation	22,100	476,697
		2,452,040

Securities & Asset Management		2.11%
Affiliated Managers
Group Inc.**	6,550	398,043
Invesco Ltd.	32,500	546,975
		945,018

Thrifts		2.07%
Annaly Capital
Management Inc.	54,100	927,815

Total Interest Rate Sensitive
(Cost $7,739,342)		8,596,155

Medical/Healthcare		8.27%
Healthcare Services		3.09%
Lincare Holdings Inc.**	18,000	585,180
Omnicare Inc.	33,700	798,690
		1,383,870

Medical Technology		1.60%
Life Technologies Corp.**	15,230	719,617

Pharmaceuticals		3.58%
Cephalon Inc.**	13,100	743,425
Forest Laboratories Inc.**	31,300	858,559
		1,601,984

Total Medical/Healthcare
(Cost $3,358,725)		3,705,471

Real Estate Investment
Trusts (REITs)		4.98%
Healthcare		1.11%
Senior Housing
Properties Trust	24,700	496,717

Office Properties		3.87%
Alexandria Real Estate
Equities Inc.	9,500	602,015
Digital Realty Trust Inc.	12,300	709,464

WESTCORE MID-CAP VALUE FUND AS OF JUNE 30, 2010 (continued)
(UNAUDITED)

	Shares	Market Value
Mack-Cali Realty Corp.	14,200	$422,166
		1,733,645

Total Real Estate Investment Trusts (REITs)
(Cost $2,631,425)		2,230,362

Technology		8.05%
Computer Software		3.43%
Symantec Corp.**	51,800	718,984
Synopsys Inc.**	39,100	816,017
		1,535,001

Electronic Equipment		0.70%
Belden Inc.	14,200	312,400

Semiconductors		2.44%
Altera Corp.	44,080	1,093,625

Technology Resellers
& Distributors		1.48%
Ingram Micro Inc. -
Class A**	43,650	663,043

Total Technology
(Cost $3,938,173)		3,604,069

Transportation		0.85%
Trucking, Shipping & Air Freight		0.85%
Diana Shipping Inc.
(Greece)**	33,900	381,714

Total Transportation
(Cost $764,030)		381,714

Utilities		11.04%
Gas Utilities		2.26%
UGI Corp.	39,855	1,013,911

Independent Power		1.54%
NRG Energy Inc.**	32,500	689,325

Integrated Gas & Electric		3.15%
CenterPoint Energy Inc.	71,035	934,821
NiSource Inc.	32,700	474,150
		1,408,971

Regulated Electric		4.09%
Edison International	27,300	865,956
Westar Energy Inc.	44,600	963,806
		1,829,762
Total Utilities
(Cost $5,053,149)		4,941,969

Total Common Stocks
(Cost $43,823,388)		44,091,728

	Shares	Market Value
MONEY MARKET MUTUAL FUNDS		1.63%
Fidelity Institutional
Money Market
Government
Portfolio - Class I
(7 Day Yield 0.044%)	731,575	$731,575

Total Money Market Mutual Funds
(Cost $731,575)		731,575

Total Investments
(Cost $44,554,963)	100.08%	44,823,303

Liabilities in Excess
of Other Assets	(0.08%)	(36,667)

Net Assets	100.00%	$44,786,636

Westcore Mid-Cap Value Fund
Country Breakdown as of June 30, 2010
(Unaudited)
Country	Market Value	%
United States	$39,462,296	88.11%
Bermuda	2,978,210	6.65%
Sweden	1,358,940	3.03%
Greece	381,714	0.85%
United Kingdom	329,952	0.74%
Switzerland	312,191	0.70%
Total Investments	44,823,303	100.08%
Liabilities in Excess
of Other Assets	(36,667)	(0.08%)
Net Assets	$44,786,636	100.00%

Please note the country classification is based on the company headquarters and is unaudited.

All of the Fund’s investments are traded on U.S. exchanges.

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another. Sector and industry classifications are unaudited.

**  Non-income producing security.

See Notes to Financial Statements.

WESTCORE SMALL-CAP OPPORTUNITY FUND AS OF JUNE 30, 2010
(UNAUDITED)

	Shares	Market Value
COMMON STOCKS		97.06%
Basic Materials		5.52%
Forestry & Paper		3.01%
KapStone Paper and
Packaging Corp.**	41,600	$463,424
Rock-Tenn Co. - Class A	13,500	670,545
		1,133,969

Precious Metals		0.94%
Thompson Creek Metals
Co. Inc. (Canada)**	41,000	355,880

Specialty Chemicals		0.71%
OM Group Inc.**	11,200	267,232

Steel		0.86%
Schnitzer Steel
Industries Inc.	8,250	323,400

Total Basic Materials
(Cost $2,244,492)		2,080,481

Capital Goods		7.04%
Electrical Equipment		1.01%
General Cable Corp.**	14,295	380,962

Engineering & Construction		2.01%
EMCOR Group Inc.**	32,670	756,964

Industrial Products		2.64%
EnPro Industries Inc.**	35,300	993,695

Machinery		1.38%
Columbus McKinnon
Corp.**	37,170	519,265

Total Capital Goods
(Cost $2,647,534)		2,650,886

Commercial Services		5.20%
Business Products & Services		0.80%
CRA International Inc.**	15,900	299,397

Distributors & Wholesalers		1.91%
Central Garden & Pet Co.
- Class A**	80,300	720,291

Environmental & Pollution Control		2.49%
Waste Connections Inc.**	26,910	938,890

Total Commercial Services
(Cost $2,022,221)		1,958,578

	Shares	Market Value
Communications		3.96%
Telecomm Equipment & Solutions		3.96%
CommScope Inc.**	21,440	$509,629
Syniverse Holdings Inc.**	48,100	983,645
		1,493,274

Total Communications
(Cost $1,405,551)		1,493,274

Consumer Cyclical		15.52%
Apparel & Footwear Manufacturers		1.30%
Wolverine World
Wide Inc.	19,360	488,259

Clothing & Accessories		8.89%
AnnTaylor Stores Corp.**	20,900	340,043
The Cato Corp.	28,800	634,176
The Children’s Place
Retail Stores Inc.**	17,300	761,546
The Finish Line Inc. -
Class A	40,800	568,344
Kenneth Cole
Productions Inc. -
Class A**	27,500	302,775
Perry Ellis
International Inc.**	16,500	333,300
Steven Madden Ltd.**	12,975	408,972
		3,349,156

Motor Vehicles		0.78%
Group 1 Automotive Inc.**	12,500	294,125

Recreation & Leisure		3.55%
JAKKS Pacific Inc.**	39,700	570,886
Steiner Leisure Ltd.
(Bahamas)**	19,900	764,956
		1,335,842

Restaurants		1.00%
CEC Entertainment Inc.**	10,700	377,282

Total Consumer Cyclical
(Cost $4,818,442)		5,844,664

Consumer Staples		4.08%
Consumer Products		1.55%
Elizabeth Arden Inc.**	40,310	585,301

Food & Agricultural Products		2.53%
The Andersons Inc.	12,300	400,857
Calavo Growers Inc.	30,620	549,935
		950,792

Total Consumer Staples
(Cost $1,677,282)		1,536,093

	Shares	Market Value
Energy		6.69%
Exploration & Production		1.92%
Bill Barrett Corp.**	23,500	$723,095

Oil Services		4.77%
Cal Dive
International Inc.**	148,000	865,800
Oil States
International Inc.**	14,760	584,201
T-3 Energy Services Inc.**	12,440	347,076
		1,797,077

Total Energy
(Cost $2,705,930)		2,520,172

Interest Rate Sensitive		14.59%
Other Banks		4.24%
Boston Private Financial
Holdings Inc.	73,450	472,283
First Midwest
Bancorp Inc.	50,500	614,080
PacWest Bancorp	27,910	511,032
		1,597,395

Property Casualty Insurance		3.93%
Alterra Capital Holdings
Ltd. (Bermuda)	28,110	527,906
AMERISAFE Inc.**	26,900	472,095
The Hanover Insurance
Group Inc.	11,000	478,500
		1,478,501

Securities & Asset Management		2.50%
Investment Technology
Group Inc.**	23,000	369,380
Piper Jaffray Cos.**	17,785	573,033
		942,413

Specialty Finance		1.83%
First Cash Financial
Services Inc.**	31,660	690,188

Thrifts		2.09%
Anworth Mortgage Asset
Corp.	110,800	788,896

Total Interest Rate Sensitive
(Cost $5,375,891)		5,497,393

Medical/Healthcare		12.46%
Healthcare Services		5.63%
Centene Corp.**	30,350	652,525
Kendle
International Inc.**	13,200	152,064
LifePoint Hospitals Inc.**	19,900	624,860
Lincare Holdings Inc.**	21,250	690,838
		2,120,287

WESTCORE SMALL-CAP OPPORTUNITY FUND AS OF JUNE 30, 2010 (continued)
(UNAUDITED)

	Shares	Market Value
Medical Products & Supplies		3.31%
Orthofix International
N.V. (Netherlands)**	21,450	$687,472
STERIS Corp.	18,020	560,062
		1,247,534

Medical Technology		1.76%
ZOLL Medical Corp.**	24,400	661,240

Pharmaceuticals		1.76%
Medicis Pharmaceutical
Corp.	30,300	662,964

Total Medical/Healthcare
(Cost $4,244,416)		4,692,025

Real Estate Investment Trusts
(REITs)		5.52%
Healthcare		1.55%
Cogdell Spencer Inc.	86,500	584,740

Multi-Family		1.09%
Associated Estates Realty
Corp.	31,600	409,220

Office Properties		1.32%
BioMed Realty Trust Inc.	30,900	497,181

Office Industrial		1.56%
PS Business Parks Inc.	10,565	589,316

Total Real Estate Investment Trusts (REITs)
(Cost $1,731,286)		2,080,457

Technology		9.08%
Computer Software		3.46%
Manhattan
Associates Inc.**	9,400	258,970
Parametric
Technology Corp.**	24,800	388,616
Sybase Inc.**	10,150	656,299
		1,303,885

Electronic Equipment		3.28%
Belden Inc.	32,850	722,700
Rofin-Sinar
Technologies Inc.**	24,550	511,131
		1,233,831

Semiconductor Capital Equipment		1.64%
Veeco Instruments Inc.**	18,060	619,097

Semiconductors		0.70%
Integrated Device
Technology Inc.**	53,600	265,320

	Shares	Market Value
Total Technology
(Cost $2,966,851)		$3,422,133

Transportation		3.11%
Trucking, Shipping & Air Freight		3.11%
Marten Transport Ltd.**	31,600	656,648
Tsakos Energy Navigation
Ltd. (Greece)	19,300	273,481
Ultrapetrol Bahamas Ltd.
(Bahamas)**	55,470	241,294
		1,171,423

Total Transportation
(Cost $1,595,660)		1,171,423

Utilities		4.29%
Gas Utilities		2.87%
South Jersey
Industries Inc.	25,120	1,079,155

Regulated Electric		1.42%
Westar Energy Inc.	24,830	536,576

Total Utilities
(Cost $1,401,099)		1,615,731

Total Common Stocks
(Cost $34,836,655)		36,563,310

MONEY MARKET MUTUAL FUNDS		2.38%
Fidelity Institutional
Money Market
Government
Portfolio - Class I
(7 Day Yield 0.044%)	896,848	896,848

Total Money Market Mutual Funds
(Cost $896,848)		896,848

Total Investments
(Cost $35,733,503)	99.44%	37,460,158

Other Assets in Excess
of Liabilities	0.56%	209,733

Net Assets	100.00%	$37,669,891

Westcore Small-Cap Opportunity Fund
Country Breakdown as of June 30, 2010
(Unaudited)
Country	Market Value	%
United States	$34,609,169	91.88%
Bahamas	1,006,250	2.67%
Netherlands	687,472	1.82%
Bermuda	527,906	1.40%
Canada	355,880	0.94%
Greece	273,481	0.73%
Total Investments	37,460,158	99.44%
Other Assets in Excess
of Liabilities	209,733	0.56%
Net Assets	$37,669,891	100.00%

Please note the country classification is based on the company headquarters and is unaudited.

All of the Fund’s investments are traded on U.S. exchanges.

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another. Sector and industry classifications are unaudited.

** Non-income producing security.

See Notes to Financial Statements.

WESTCORE SMALL-CAP VALUE FUND AS OF JUNE 30, 2010
(UNAUDITED)

	Shares	Market Value
COMMON STOCKS		96.11%
Basic Materials		7.44%
Chemicals		1.08%
Innophos Holdings Inc.	111,000	$2,894,880

Forestry & Paper		2.50%
Temple-Inland Inc.	323,500	6,686,745

Specialty Chemicals		1.35%
Cabot Corp.	149,100	3,594,801

Steel		2.51%
Schnitzer Steel
Industries Inc.	80,400	3,151,680
Worthington
Industries Inc.	275,300	3,540,358
		6,692,038

Total Basic Materials
(Cost $17,860,648)		19,868,464

Capital Goods		5.27%
Aerospace & Defense Suppliers		2.90%
Triumph Group Inc.	116,400	7,755,732

Electrical Equipment		1.59%
Franklin Electric Co. Inc.	147,182	4,241,785

Industrial Products		0.78%
Lincoln Electric
Holdings Inc.	40,630	2,071,724

Total Capital Goods
(Cost $11,509,918)		14,069,241

Commercial Services		3.85%
Business Products & Services		3.85%
Brink’s Co.	155,400	2,957,262
CDI Corp.	220,135	3,418,697
Ennis Inc.	259,410	3,893,744
		10,269,703

Total Commercial Services
(Cost $12,721,052)		10,269,703

Communications		3.24%
Telecomm Equipment & Solutions		3.24%
Adtran Inc.	317,450	8,656,861

Total Communications
(Cost $6,674,503)		8,656,861

	Shares	Market Value
Consumer Cyclical		13.38%
Clothing & Accessories		4.96%
Columbia Sportswear Co.	95,100	$4,438,317
The Finish Line Inc. -
Class A	190,800	2,657,844
Foot Locker Inc.	202,900	2,560,598
Stage Stores Inc.	335,560	3,583,781
		13,240,540

Consumer Durables		2.41%
Knoll Inc.	167,150	2,221,423
The Toro Co.	85,900	4,219,408
		6,440,831

Hard Goods Retail		0.92%
Aaron’s Inc.	144,165	2,460,897

Motor Vehicle Parts		1.64%
Cooper Tire & Rubber Co.	224,200	4,371,900

Other Consumer Services		1.63%
Regis Corp.	278,800	4,340,916

Restaurants		1.82%
Bob Evans Farms Inc.	197,855	4,871,190

Total Consumer Cyclical
(Cost $31,789,457)		35,726,274

Consumer Staples		3.98%
Food & Agriculture Products		1.48%
Lancaster Colony Corp.	74,240	3,961,446

Home Products		2.50%
Tupperware Brands
Corp.	167,150	6,660,928

Total Consumer Staples
(Cost $7,875,772)		10,622,374

Energy		6.17%
Alternative Energy		0.58%
EnergySolutions Inc.	304,500	1,549,905

Exploration & Production		1.80%
SM Energy Co.	119,700	4,807,152

Oil Services		2.22%
RPC Inc.	241,100	3,291,015
Tidewater Inc.	67,900	2,629,088
		5,920,103

	Shares	Market Value
Refining & Marketing		1.57%
Holly Corp.	157,300	$4,181,034

Total Energy
(Cost $17,322,415)		16,458,194

Interest Rate Sensitive		24.15%
Life & Health Insurance		4.51%
American Equity
Investment Life
Holding Co.	535,350	5,524,812
Protective Life Corp.	129,700	2,774,283
StanCorp Financial
Group Inc.	92,000	3,729,680
		12,028,775

Other Banks		9.58%
Bank of the Ozarks Inc.	44,400	1,574,868
Community Bank
System Inc.	208,400	4,591,052
Fulton Financial Corp.	414,000	3,995,100
Independent Bank Corp.	41,370	1,021,012
PacWest Bancorp	171,355	3,137,510
Westamerica Bancorp	72,320	3,798,246
Whitney Holding Corp.	298,100	2,757,425
Wintrust Financial Corp.	140,800	4,694,272
		25,569,485

Property Casualty Insurance		3.88%
Alterra Capital Holdings
Ltd. (Bermuda)	131,265	2,465,157
Infinity Property &
Casualty Corp.	27,300	1,260,714
Platinum Underwriters
Holdings Ltd.
(Bermuda)	121,775	4,419,215
Safety Insurance
Group Inc.	59,600	2,206,392
		10,351,478

Specialty Finance		2.08%
Cash America
International Inc.	162,360	5,564,077

Thrifts & Mortgage REITs		4.10%
Astoria Financial Corp.	374,700	5,155,872
MFA Financial Inc.	784,040	5,801,896
		10,957,768

Total Interest Rate Sensitive
(Cost $55,877,187)		64,471,583

Medical/Healthcare		8.31%
Healthcare Services		2.46%
Owens & Minor Inc.	231,165	6,560,463

WESTCORE SMALL-CAP VALUE FUND AS OF JUNE 30, 2010 (continued)
(UNAUDITED)

	Shares	Market Value
Medical Products & Supplies		4.48%
Cooper Cos. Inc.	111,050	$4,418,679
Meridian Bioscience Inc.	224,075	3,809,275
STERIS Corp.	120,550	3,746,694
		11,974,648

Pharmaceuticals		1.37%
Biovail Corp. (Canada)	189,700	3,649,828

Total Medical/Healthcare
(Cost $19,690,073)		22,184,939

Real Estate Investment Trusts (REITs)		8.04%
Apartments		1.00%
American Campus
Communities Inc.	98,300	2,682,607

Manufactured Homes		1.38%
Equity Lifestyle
Properties Inc.	76,100	3,670,303

Office Properties		5.66%
Brandywine Realty Trust	472,500	5,079,375
First Potomac
Realty Trust	249,700	3,588,189
Government Properties
Income Trust	140,000	3,572,800
Mack-Cali Realty Corp.	96,500	2,868,945
		15,109,309

Total Real Estate Investment Trusts (REITs)
(Cost $20,355,247)		21,462,219

Technology		6.65%
Computer Software		1.55%
Blackbaud Inc.	189,645	4,128,572

Electronic Equipment		5.10%
Belden Inc.	360,000	7,920,000
CTS Corp.	304,300	2,811,732
Park Electrochemical
Corp.	117,843	2,876,547
		13,608,279

Total Technology
(Cost $19,800,420)		17,736,851

Transportation		0.71%
Trucking, Shipping & Air Freight		0.71%
Arkansas Best Corp.	91,700	1,902,775

Total Transportation
(Cost $3,003,391)		1,902,775

	Shares	Market Value
Utilities		4.92%
Gas Utilities		3.91%
Northwest Natural
Gas Co.	94,460	$4,115,622
South Jersey
Industries Inc.	147,475	6,335,526
		10,451,148

Regulated Electric		1.01%
UIL Holdings Corp.	107,500	2,690,725

Total Utilities
(Cost $12,658,841)		13,141,873

Total Common Stocks
(Cost $237,138,924)		256,571,351

MONEY MARKET MUTUAL FUNDS		4.38%
Fidelity Institutional
Money Market
Government
Portfolio - Class I
(7 Day Yield 0.044%)	11,709,366	11,709,366

Total Money Market Mutual Funds
(Cost $11,709,366)		11,709,366

Total Investments
(Cost $248,848,290)	100.49%	268,280,717

Liabilities in Excess
of Other Assets	(0.49%)	(1,317,778)

Net Assets	100.00%	$266,962,939

Westcore Small-Cap Value Fund
Country Breakdown as of June 30, 2010
(Unaudited)
Country	Market Value	%
United States	$257,746,517	96.55%
Bermuda	6,884,372	2.58%
Canada	3,649,828	1.36%
Total Investments	268,280,717	100.49%
Liabilities in Excess
of Other Assets	(1,317,778)	(0.49%)
Net Assets	$266,962,939	100.00%

Please note the country classification is based on the company headquarters and is unaudited.

All of the Fund’s investments are traded on U.S. exchanges.

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another. Sector and industry classifications are unaudited.

See Notes to Financial Statements.

WESTCORE MICRO-CAP OPPORTUNITY FUND AS OF JUNE 30, 2010
(UNAUDITED)

	Shares	Market Value
COMMON STOCKS		97.33%
Basic Materials		5.74%
Chemicals		1.18%
Innophos Holdings Inc.	611	$15,935
KMG Chemicals Inc.	616	8,846
		24,781

Forestry & Paper		1.19%
Buckeye Technologies
Inc.**	821	8,169
Neenah Paper Inc.	923	16,891
		25,060

Other Materials (Rubber & Plastic)		1.66%
A. Schulman Inc.	478	9,063
AEP Industries Inc.**	650	15,522
Innospec Inc.**	1,103	10,346
		34,931

Specialty Chemicals		1.11%
Aceto Corp.	2,355	13,494
Stepan Co.	142	9,717
		23,211

Steel		0.60%
Olympic Steel Inc.	546	12,541

Total Basic Materials
(Cost $124,138)		120,524

Capital Goods		4.91%
Aerospace & Defense Suppliers		1.61%
Hawk Corp. - Class A**	464	11,809
Herley Industries Inc.**	700	9,982
Ladish Co. Inc.**	530	12,041
		33,832

Electrical Equipment		1.18%
AAON Inc.	465	10,839
Houston Wire & Cable Co.	1,278	13,866
		24,705

Industrial Products		1.22%
Dynamic Materials Corp.	765	12,271
Stratasys Inc.**	541	13,287
		25,558

Transportation Equipment & Parts		0.90%
Miller Industries Inc.	1,410	18,993

Total Capital Goods
(Cost $98,557)		103,088

	Shares	Market Value
Commercial Services		8.15%
Business Products & Services		5.78%
Acacia Research Corp.	1,042	$14,828
Advisory Board Co.**	315	13,532
Barrett Business
Services Inc.	981	12,165
Consolidated Graphics Inc.**	210	9,081
Electro Rent Corp.	1,113	14,235
Ennis Inc.	585	8,781
On Assignment Inc.**	1,498	7,535
Perficient Inc.**	1,597	14,229
Rewards Network Inc.	681	9,309
S1 Corp.**	1,415	8,504
VSE Corp.	290	9,228
		121,427

Educational Services		0.60%
Universal Technical
Institute Inc.**	536	12,671

IT Services		1.40%
iGate Corp.	1,109	14,218
Infospace Inc.**	1,014	7,625
Ness Technologies Inc.
(Israel)**	1,739	7,495
		29,338

Transaction Processing		0.37%
Cass Information
Systems Inc.	225	7,706

Total Commercial Services
(Cost $153,307)		171,142

Communications		5.67%
Networking		0.94%
Hypercom Corp.**	4,241	19,678

Telecomm Equipment & Solutions		2.96%
Anaren Inc.**	495	7,395
Novatel Wireless Inc.**	2,288	13,133
Oplink Communications
Inc.**	850	12,181
RADWARE Ltd. (Israel)**	756	15,475
Symmetricom Inc.**	2,760	14,049
		62,233

Telecomm Service Providers		1.77%
Atlantic Tele-Network
Inc.	218	9,003
RCN Corp.**	840	12,441
USA Mobility Inc.	1,222	15,788
		37,232

Total Communications
(Cost $97,226)		119,143

	Shares	Market Value
Consumer Cyclical		13.41%
Apparel & Footwear Manufacturing		1.77%
Culp Inc.**	850	$9,316
Maidenform Brands Inc.**	749	15,250
Unifi Inc.**	3,320	12,682
		37,248

Consumer Durables		1.08%
Knoll Inc.	778	10,340
La-Z-Boy Inc.**	730	5,424
Smith & Wesson Holding
Corp.**	1,691	6,916
		22,680

Hard Goods Retail		0.64%
Haverty Furniture Cos.
Inc.	1,088	13,371

Homebuilders & Suppliers		1.67%
Beazer Homes USA Inc.**	2,525	9,166
Brookfield Homes Corp.**	1,300	8,762
Hovnanian Enterprises
Inc.**	2,768	10,186
Standard Pacific Corp.**	2,063	6,870
		34,984

Motor Vehicle Parts		0.84%
ATC Technology Corp.**	621	10,011
Standard Motor Products
Inc.	959	7,739
		17,750

Motor Vehicles		0.32%
America’s Car-Mart Inc.**	295	6,676

Other Consumer Services		1.58%
Pre-Paid Legal Services
Inc.**	171	7,779
Shutterfly Inc.**	649	15,550
Stamps.com Inc.**	968	9,922
		33,251

Publishing & Media		0.62%
Belo Corp.**	1,237	7,038
The E.W. Scripps Co.**	797	5,938
		12,976

Recreation & Leisure		1.64%
Rick’s Cabaret
International Inc.**	889	7,014
Sport Supply Group Inc.	1,014	13,649
Sturm, Ruger & Co. Inc.	964	13,814
		34,477

WESTCORE MICRO-CAP OPPORTUNITY FUND AS OF JUNE 30, 2010 (continued)
(UNAUDITED)

	Shares	Market Value
Restaurants		2.13%
AFC Enterprises Inc.**	1,621	$4,751
Biglari Holdings Inc.**	34	9,755
California Pizza Kitchen
Inc.**	889	13,468
Luby’s Inc.**	1,765	6,795
		44,769

Specialty Retail		1.12%
Franklin Covey Co.**	1,084	7,046
MarineMax Inc.**	846	5,871
West Marine Inc.**	976	10,619
		23,536

Total Consumer Cyclical
(Cost $285,684)		281,718

Consumer Staples		2.43%
Consumer Products		0.60%
Medifast Inc.**	485	12,566

Food & Agricultural Products		0.78%
MGP Ingredients Inc.**	2,488	16,496

Grocery & Convenience		1.05%
Great Atlantic & Pacific
Tea Co.**	2,519	9,824
The Pantry Inc.**	862	12,163
		21,987

Total Consumer Staples
(Cost $58,098)		51,049

Energy		5.21%
Coal		0.36%
Westmoreland Coal Co.**	929	7,544

Exploration & Production		2.02%
Gulfport Energy Corp.**	1,667	19,770
Panhandle Oil and Gas
Inc.	325	8,590
Vaalco Energy Inc.**	2,540	14,224
		42,584

Oil Services		1.98%
Bolt Technology Corp.**	2,176	19,040
Dawson Geophysical Co.**	700	14,889
PHI Inc.**	545	7,679
		41,608

Pipelines		0.85%
Crosstex Energy Inc.**	2,777	17,801

Total Energy
(Cost $110,312)		109,537

	Shares	Market Value
Interest Rate Sensitive		20.75%
Life & Health Insurance		0.51%
American Equity
Investment Life
Holding Co.	1,033	$10,661

Other Banks		10.21%
Boston Private Financial
Holdings Inc.	1,723	11,079
Center Financial Corp.**	2,555	13,158
Eagle Bancorp Inc.**	784	9,236
First Busey Corp.	2,318	10,501
First Financial Corp.	423	10,918
First Merchants Corp.	1,807	15,323
First Place Financial
Corp.	2,160	6,480
Heartland Financial USA
Inc.	908	15,690
Lakeland Bancorp Inc.	1,222	10,411
Nara Bancorp Inc.**	1,146	9,661
Republic Bancorp Inc. -
Class A	433	9,699
SCBT Financial Corp.	477	16,800
Sierra Bancorp	813	9,349
Simmons First National
Corp. - Class A	435	11,423
Southside Bancshares
Inc.	635	12,462
State Bancorp Inc.	1,968	18,696
Sun Bancorp Inc.**	3,619	13,607
Tompkins Financial Corp.	264	9,966
		214,459

Property Casualty Insurance		2.82%
American Physicians
Capital Inc.	422	13,019
American Safety
Insurance Holdings
Ltd. (Bermuda)**	697	10,957
AMERISAFE Inc.**	633	11,109
Hallmark Financial
Services Inc.**	1,184	11,781
NYMAGIC Inc.	643	12,403
		59,269

Regional Banks		0.38%
Centerstate Banks of
Florida Inc.	798	8,052

Securities & Asset Management		2.82%
Diamond Hill Investment
Group Inc.	161	9,127
International Assets
Holding Corp.**	441	7,056
MVC Capital Inc.	1,138	14,703
Oppenheimer Holdings
Inc.	362	8,670

	Shares	Market Value
Rodman & Renshaw
Capital Group Inc.**	3,788	$10,834
TradeStation Group Inc.**	1,311	8,849
		59,239

Specialty Finance		1.88%
Dollar Financial Corp.**	443	8,767
MCG Capital Corp.	2,423	11,703
Newcastle Investment
Corp.**	3,708	9,937
NorthStar Realty Finance
Corp.	3,410	9,105
		39,512

Thrifts		2.13%
Columbia Banking
System Inc.	521	9,513
Dime Community
Bancshares	1,000	12,330
Flushing Financial Corp.	994	12,157
Great Southern Bancorp
Inc.	524	10,642
		44,642

Total Interest Rate Sensitive
(Cost $443,150)		435,834

Medical/Healthcare		14.19%
Healthcare Services		3.72%
America Service Group
Inc.	782	13,450
American Dental
Partners Inc.**	1,186	14,363
American Physicians
Service Group Inc.	464	11,345
Assisted Living Concepts
Inc. - Class A**	246	7,279
Five Star Quality Care
Inc.**	3,035	9,166
Kendle International
Inc.**	1,243	14,319
National Healthcare
Corp.	240	8,270
		78,192

Medical Products & Supplies		1.83%
Atrion Corp.	70	9,453
Micrus Endovascular
Corp.**	686	14,262
Young Innovations Inc.	518	14,582
		38,297

Medical Technology		2.93%
Kensey Nash Corp.**	465	11,025
NeurogesX Inc.**	2,323	15,401
Quidel Corp.**	882	11,193
Symmetry Medical Inc.**	1,426	15,030

WESTCORE MICRO-CAP OPPORTUNITY FUND AS OF JUNE 30, 2010 (continued)
(UNAUDITED)

	Shares	Market Value
Synovis Life Technologies
Inc.**	585	$8,939
		61,588

Pharmaceuticals		5.71%
Albany Molecular
Research Inc.**	3,168	16,379
Ardea Biosciences Inc.**	513	10,547
Cambrex Corp.**	5,423	17,082
Hi-Tech Pharmacal Co
Inc.**	443	10,149
Jazz Pharmaceuticals
Inc.**	1,226	9,600
NPS Pharmaceuticals
Inc.**	1,585	10,207
OraSure Technologies
Inc.**	1,692	7,834
Pain Therapeutics Inc.**	1,304	7,250
Pharmacyclics Inc.**	1,260	8,392
QLT Inc. (Canada)**	2,270	13,053
Questcor
Pharmaceuticals Inc.**	924	9,434
		119,927

Total Medical/Healthcare
(Cost $280,826)		298,004

Real Estate Investment Trusts (REITs)		1.87%
Apartments		0.77%
Sun Communities Inc.	619	16,069

Multi-Family		0.69%
Associated Estates Realty
Corp.	1,126	14,582

Retail Properties		0.41%
Ramco-Gershenson
Properties Trust	851	8,595

Total Real Estate Investment Trusts (REITs)
(Cost $37,420)		39,246

Technology		14.54%
Computer Software		4.03%
DivX Inc.**	1,934	14,814
Manhattan Associates
Inc.**	583	16,062
ModusLink Global
Solutions Inc.**	1,717	10,354
PC-Tel Inc.**	2,477	12,484
SeaChange International
Inc.**	1,417	11,662
SonicWALL Inc.**	1,634	19,199
		84,575

	Shares	Market Value
Electronic Equipment		2.35%
CTS Corp.	782	$7,226
Measurement
Specialties Inc.**	887	12,152
NVE Corp.**	304	13,233
Spectrum Control Inc.**	1,205	16,846
		49,457

Peripherals		0.32%
Xyratex Ltd. (Bermuda)**	473	6,693

Semiconductor Capital Equipment		1.57%
Kulicke & Soffa
Industries Inc.**	1,432	10,053
Newport Corp.**	1,166	10,564
Photronics Inc.**	2,757	12,461
		33,078

Semiconductors		5.49%
Actel Corp.**	732	9,384
CEVA Inc.**	1,213	15,284
Cirrus Logic Inc.**	1,177	18,608
DSP Group Inc.**	1,311	8,377
Exar Corp.**	1,156	8,011
Integrated Silicon
Solution Inc.**	940	7,088
Lattice Semiconductor
Corp.**	2,992	12,985
Silicon Image Inc.**	2,780	9,758
SMART Modular
Technologies (WWH)
Inc.**	1,790	10,472
Volterra Semiconductor
Corp.**	663	15,289
		115,256

Technology Resellers &
Distributors		0.78%
Insight Enterprises Inc.**	1,241	16,331

Total Technology
(Cost $283,429)		305,390

Utilities		0.46%
Regulated Electric		0.46%
Central Vermont Public
Service Corp.	487	9,613

Total Utilities
(Cost $10,318)		9,613

Total Common Stocks
(Cost $1,982,465)		2,044,288

	Shares	Market Value
MONEY MARKET MUTUAL FUNDS		2.34%
Fidelity Institutional
Money Market
Government
Portfolio - Class I
(7 Day Yield 0.044%)	49,069	$49,069

Total Money Market Mutual Funds
(Cost $49,069)		49,069

Total Investments
(Cost $2,031,534)	99.67%	2,093,357

Other Assets in Excess of
Liabilities	0.33%	6,997

Net Assets	100.00%	$2,100,354

Westcore Micro-Cap Opportunity Fund
Country Breakdown as of June 30, 2010
(Unaudited)
Country	Market Value	%
United States	$2,039,684	97.11%
Israel	22,970	1.10%
Bermuda	17,650	0.84%
Canada	13,053	0.62%
Total Investments	2,093,357	99.67%
Other Assets in Excess of
Liabilities	6,997	0.33%
Net Assets	$2,100,354	100.00%

Please note the country classification is based on the company headquarters and is unaudited.

All of the Fund’s investments are traded on U.S. exchanges.

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another. Sector and industry classifications are unaudited.

**Non-income producing security.

See Notes to Financial Statements.

WESTCORE INTERNATIONAL FRONTIER FUND AS OF JUNE 30, 2010
(UNAUDITED)

	Shares	Market Value
COMMON STOCKS		97.77%
Consumer Discretionary		20.62%
Diversified Consumer Services		5.17%
Raffles Education Corp.
Ltd. (Singapore)	831,860	$168,239
Slater & Gordon Ltd.
(Australia)	1,250,973	1,611,101
		1,779,340

Hotels, Restaurants & Leisure		1.39%
Domino’s Pizza Group
Ltd. (United Kingdom)	84,900	479,667

Household Durables		1.44%
Maisons France Confort
(France)	13,950	494,705

Media		9.89%
CTS Eventim AG
(Germany)	14,900	712,604
Pico Far East Holdings
Ltd. (Hong Kong)	9,749,700	1,774,300
Rightmove PLC (United
Kingdom)	97,700	916,465
		3,403,369

Specialty Retail		2.73%
Bonjour Holdings Ltd.
(Hong Kong)	814,000	230,227
Point Inc. (Japan)	12,900	707,552
		937,779

Total Consumer Discretionary
(Cost $6,046,160)		7,094,860

Consumer Staples		3.03%
Food & Staples Retailing		1.39%
Eurocash S.A. (Poland)	75,400	479,854

Food Products		1.64%
Cranswick PLC
(United Kingdom)	44,000	562,481

Total Consumer Staples
(Cost $825,939)		1,042,335

Energy		3.86%
Energy Equipment & Services		3.86%
Prosafe Production PLC
(Norway)**	659,420	1,329,571

Total Energy
(Cost $2,237,173)		1,329,571

	Shares	Market Value
Financials		10.99%
Capital Markets		3.06%
Azimut Holding S.p.A
(Italy)	37,718	$311,347
London Capital Group
Holdings PLC
(United Kingdom)	371,900	741,800
		1,053,147

Diversified Financial Services		4.76%
IG Group Holdings PLC
(United Kingdom)	262,300	1,638,738

Thrifts & Mortgage Finance		3.17%
Home Capital Group Inc.
(Canada)	27,500	1,089,357

Total Financials
(Cost $3,504,577)		3,781,242

Healthcare		5.94%
Healthcare Equipment & Supplies		4.12%
EPS Co. Ltd. (Japan)	230	581,519
Nakanishi Inc. (Japan)	5,600	480,733
Omega Pharma N.V.
(Belgium)	8,100	353,974
		1,416,226

Healthcare Providers & Services		1.21%
Odontoprev S.A. (Brazil)	12,100	418,305

Pharmaceuticals		0.61%
China Medical System
Holdings Ltd.
(Cayman Islands)	400,000	209,174

Total Healthcare
(Cost $1,710,081)		2,043,705

Industrials		44.52%
Commercial Services & Supplies		17.82%
Aeon Delight Co. Ltd.
(Japan)	63,200	1,230,189
Credit Corp. Group Ltd.
(Australia)	855,060	1,904,380
Mears Group PLC
(United Kingdom)	372,334	1,352,207
Prestige International
Inc. (Japan)	990	1,644,412
		6,131,188

Construction & Engineering		11.63%
Cardno Ltd. (Australia)	558,200	1,861,559

	Shares	Market Value
Maire Tecnimont S.p.A.
(Italy)	137,000 $	435,078
Morgan Sindall Group
PLC (United Kingdom)	223,539	1,704,848
		4,001,485

Machinery		6.65%
Andritz AG (Austria)	21,100	1,176,970
Duro Felguera S.A.
(Spain)	63,000	615,178
METKA SA (Greece)	49,700	495,626
		2,287,774

Professional Services		2.09%
SAI Global Ltd. (Australia)	213,300	718,900

Trading Companies & Distributors		6.33%
Diploma PLC
(United Kingdom)	269,850	919,256
Indutrade AB (Sweden)	58,600	1,258,046
		2,177,302

Total Industrials
(Cost $13,505,948)		15,316,649

Information Technology		8.81%
IT Services		5.83%
GMO Payment Gateway
Inc. (Japan)	200	315,194
Wirecard AG (Germany)	198,806	1,691,052
		2,006,246

Software		2.98%
Simplex Technology Inc.
(Japan)	1,410	1,023,889

Total Information Technology
(Cost $2,477,503)		3,030,135

Total Common Stocks
(Cost $30,307,381)		33,638,497

MONEY MARKET MUTUAL FUNDS		1.30%
Fidelity Institutional
Money Market
Government
Portfolio - Class I
(7 Day Yield 0.044%)	445,766	445,766

Total Money Market Mutual Funds
(Cost $445,766)		445,766

WESTCORE INTERNATIONAL FRONTIER FUND AS OF JUNE 30, 2010 (continued)
(UNAUDITED)

		Market Value
Total Investments
(Cost $30,753,147)	99.07%	$34,084,263

Other Assets in Excess
of Liabilities	0.93%	320,093

Net Assets	100.00%	$34,404,356

Westcore International Frontier Fund
Country Breakdown as of June 30, 2010
(Unaudited)
Country	Market Value	%
United Kingdom	$8,315,462	24.17%
Australia	6,095,940	17.72%
Japan	5,983,488	17.39%
Germany	2,403,656	6.99%
Hong Kong	2,004,527	5.83%
Norway	1,329,571	3.86%
Sweden	1,258,046	3.66%
Austria	1,176,970	3.42%
Canada	1,089,357	3.17%
Italy	746,425	2.17%
Spain	615,178	1.79%
Greece	495,626	1.44%
France	494,705	1.44%
Poland	479,854	1.39%
United States	445,766	1.29%
Brazil	418,305	1.21%
Belgium	353,974	1.03%
Cayman Islands	209,174	0.61%
Singapore	168,239	0.49%
Total Investments	34,084,263	99.07%
Other Assets in Excess
of Liabilities	320,093	0.93%
Net Assets	$34,404,356	100.00%

Please note the country classification is based on the company headquarters and is unaudited.

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another. Sector and industry classifications are unaudited.

** Non-income producing security.

See Notes to Financial Statements.

WESTCORE FLEXIBLE INCOME FUND AS OF JUNE 30, 2010
(UNAUDITED)

	Shares	Market Value
COMMON STOCKS		0.27%
Consumer Staples		0.27%
Food & Staples Retailing		0.27%
Winn-Dixie Stores Inc.**	19,942	$192,241

Total Consumer Staples
(Cost $0)		192,241

Total Common Stocks
(Cost $0)		192,241

CONVERTIBLE PREFERRED STOCKS		1.62%
Utilities & Energy		1.62%
Energy-Non Utility		1.62%
AES Trust III,
6.750%, 10/15/2029	26,100	1,131,435

Total Utilities & Energy
(Cost $1,140,080)		1,131,435

Total Convertible Preferred Stocks
(Cost $1,140,080)		1,131,435

NONCONVERTIBLE PREFERRED STOCKS		4.70%
Financial		4.70%
Financial Services		0.64%
First Republic Capital Trust II,
Series B, 8.750%(1)	20,000	446,876

Government Sponsored Entity		0.02%
Federal Home Loan Mortgage Corp.,
8.375%**(2)	33,380	11,349

Real Estate Investment Trusts (REITs)		4.04%
Diversified		1.76%
Cousins Properties Inc.:
7.500%	17,000	365,330
7.750%	25,000	568,000
Digital Realty Trust Inc.,
8.500%	11,800	297,950
		1,231,280

Hotels		0.89%
Hospitality Properties Trust,
Series B, 8.875%	25,000	625,750

Office Property		0.19%
SL Green Realty Corp.,
Series C, 7.625%	5,600	132,944

Warehouse-Industrial		1.20%
CenterPoint Properties Trust,
5.377%(3)(4)	1,500	837,000

	Principal
	Amount	Market Value
Total Financial
(Cost $5,029,328)		$3,285,199

Total Nonconvertible Preferred Stocks
(Cost $5,029,328)		3,285,199

CORPORATE BONDS		83.63%
Financial		12.91%
Financial Services		0.24%
Emigrant Capital Trust II,
2.941%, 4/14/2034(1)(4)	$500,000	170,760

Insurance		2.52%
Zurich Reinsurance Inc.,
7.125%, 10/15/2023	1,700,000	1,760,359

Savings & Loans		1.21%
Washington Mutual Bank,
5.550%, 6/16/2010**(2)	2,000,000	850,000

Real Estate Investment Trusts (REITs)		8.94%
Healthcare		3.34%
Omega Healthcare Investors Inc.,
7.000%, 1/15/2016	2,350,000	2,332,375

Hotels		3.30%
Host Marriott Corp.,
Series Q, 6.750%,
6/1/2016	2,325,000	2,310,469

Shopping Centers		1.24%
Kimco Realty Corp.,
6.875%, 10/1/2019	775,000	865,543

Warehouse-Industrial		1.06%
ProLogis,
7.625%, 8/15/2014	700,000	743,812

Total Financial
(Cost $9,693,442)		9,033,318

Industrial		51.02%
Aerospace & Defense		2.13%
L-3 Communications Corp.,
5.875%, 1/15/2015	1,500,000	1,488,750

Airlines		0.27%
Atlas Air Inc.,
Pass-Through
Certificates,
Series 1999-1,
Class A-1, 7.200%,
1/2/2019(5)	58,686	55,165

	Principal
	Amount	Market Value
Continental Airlines Inc.:
Pass-Through
Certificates,
Series 2000-1,
Class C, 7.033%,
6/15/2011(5)	$15,415	$15,376
Pass-Through
Certificates,
Series 1997-1,
Class B, 7.461%,
4/1/2013(5)	11,416	11,188
Pass-Through
Certificates,
Series 1999-1,
Class B, 6.795%,
8/2/2018(5)	120,151	110,539
		192,268

Autos		2.73%
Dana Corp., Escrow Units,
1/15/2015**(2)(3)	1,300,000	–
Delphi Corp.:
6.500%, 5/1/2009**(2)(3)	1,375,000	34,375
8.250%, 10/15/2033**(2)(3)	1,015,000	–
Goodyear Tire & Rubber Co.:
8.625%, 12/1/2011	167,000	174,515
8.750%, 8/15/2020	1,144,000	1,175,460
Oshkosh Corp.,
8.250%, 3/1/2017	500,000	522,500
		1,906,850

Building Materials		1.38%
USG Corp.,
9.750%, 8/1/2014(1)	925,000	966,625

Chemicals		0.35%
Union Carbide Chemical & Plastics Co. Inc.,
7.875%, 4/1/2023	250,000	247,991

Healthcare		3.32%
DaVita Inc.,
6.625%, 3/15/2013	767,000	771,794
HCA Inc.,
7.875%, 2/15/2020	1,500,000	1,550,625
		2,322,419

Leisure		11.75%
Fontainebleau Las Vegas Holdings LLC,
10.250%, 6/15/2015**(1)(2)	3,000,000	26,250
Harrah’s Operating Co. Inc.:
10.000%, 12/15/2018	1,028,000	848,100
10.000%, 12/15/2018	336,000	277,200
Las Vegas Sands Corp.,
6.375%, 2/15/2015	2,900,000	2,798,500
MGM Mirage Resort Inc.:
8.500%, 9/15/2010	500,000	501,250
10.375%, 5/15/2014	250,000	273,125

WESTCORE FLEXIBLE INCOME FUND AS OF JUNE 30, 2010 (continued)
(UNAUDITED)

	Principal
	Amount	Market Value
Premier Ent. Biloxi,
0.000%, 2/1/2012**(2)(3)	$250,000	$–
Royal Caribbean Cruises Ltd. (Liberia),
6.875%, 12/1/2013	1,000,000	977,500
Seneca Gaming Corp.,
7.250%, 5/1/2012	100,000	98,250
Starwood Hotels & Resorts Worldwide Inc.,
7.150%, 12/1/2019	1,295,000	1,317,663
Station Casinos Inc.,
6.875%, 3/1/2016**(2)	1,950,000	11,212
Times Square Hotel Trust,
8.528%, 8/1/2026(1)(3)	84,720	87,312
Vail Resorts Inc.,
6.750%, 2/15/2014	1,000,000	1,002,500
		8,218,862

Metals & Mining		7.83%
Allegheny Ludlum Corp.,
6.950%, 12/15/2025	1,580,000	1,517,868
Freeport-McMoRan Copper & Gold Inc.,
8.375%, 4/1/2017	1,725,000	1,899,965
Novelis Inc. (Canada),
7.250%, 2/15/2015	225,000	218,250
Teck Resources Ltd. (Canada),
10.750%, 5/15/2019	1,500,000	1,840,718
		5,476,801

Other Industrial		3.23%
Aramark Corp.,
8.500%, 2/1/2015	2,225,000	2,258,375

Packaging & Containers		3.64%
Ball Corp.,
6.625%, 3/15/2018	1,500,000	1,507,500
Crown Americas LLC / Crown
Americas Capital Corp. II,
7.625%, 5/15/2017(1)	1,000,000	1,040,000
		2,547,500

Paper & Forestry		2.58%
Potlatch Corp.,
7.500%, 11/1/2019	1,000,000	1,012,500
West Fraser Timber Co. Ltd. (Canada),
5.200%, 10/15/2014(1)	850,000	792,625
		1,805,125

Pharmaceuticals		0.73%
Eszopiclone Royalty SUB LLC,
Series IV, 12.000%,
3/15/2014(1)(3)	663,396	510,814

Retail		4.70%
Amerigas Partners LP,
7.250%, 5/20/2015	1,510,000	1,517,550
Ltd. Brands Inc.,
7.000%, 5/1/2020	750,000	759,375

	Principal
	Amount	Market Value
Macy’s Retail Holdings Inc.,
5.900%, 12/1/2016	$1,000,000	$1,007,500
Winn-Dixie Stores Inc.,
Escrow Units**(2)(3)	2,150,000	–
		3,284,425

Telecom & Related		2.60%
Tuckahoe Credit Lease Trust,
9.310%, 10/20/2025(1)(3)	1,970,247	1,816,686

Transportation		3.78%
Federal Express Corp.
1997 Pass Through Trust,
Series 97-C, 7.650%,
1/15/2014	1,110,534	1,110,534
Kansas City Southern Railway,
13.000%, 12/15/2013	1,273,000	1,533,965
		2,644,499

Total Industrial
(Cost $41,836,996)		35,687,990

Utilities & Energy		19.70%
Energy-Non Utility		18.62%
Forest Oil Corp.,
7.250%, 6/15/2019	2,950,000	2,861,500
Kerr-McGee Corp.,
6.950%, 7/1/2024	1,050,000	956,945
Pride International Inc.,
7.375%, 7/15/2014	1,075,000	1,076,344
Range Resources Corp.,
7.500%, 10/1/2017	1,575,000	1,596,656
Southwestern Energy Co.,
7.500%, 2/1/2018	1,510,000	1,611,925
Tennessee Gas Pipeline Co.:
7.500%, 4/1/2017	400,000	458,797
7.000%, 3/15/2027	1,850,000	1,962,473
Valero Energy Corp.,
6.125%, 6/15/2017	2,350,000	2,500,642
		13,025,282

Utilities		1.08%
Calpine Corp. Escrow,
8.750%, 7/15/2013(3)	200,000	–
Indianapolis Power & Light Co.,
6.300%, 7/1/2013(1)	100,000	111,320
WPD Holdings Inc. (United Kingdom),
7.250%, 12/15/2017(1)	600,000	643,900
		755,220

Total Utilities & Energy
(Cost $13,511,836)		13,780,502

Total Corporate Bonds
(Cost $65,042,274)		58,501,810

	Principal
	Amount	Market Value
ASSET-BACKED SECURITIES, COLLATERALIZED
DEBT OBLIGATIONS, COMMERCIAL MORTGAGE-
BACKED SECURITIES, RESIDENTIAL MORTGAGE-
BACKED SECURITIES, & AGENCY MORTGAGE
BACKED SECURITIES		7.86%
Asset-Backed Securities		4.34%
Harley-Davidson Motorcycle Trust,
Series 2007-1, Class C,
5.540%, 4/15/2015	$1,850,000	$1,921,118
Vanderbilt Mortgage and Finance Inc.:
Series 2002-B, Class
B1, 5.850%, 4/7/2018	90,983	88,778
Series 1997-C,
Class 2B3,
1.501%, 8/7/2027(4)	1,282,077	1,028,558

Total Asset-Backed Securities
(Cost $2,852,475)		3,038,454

Collateralized Debt Obligations		0.58%
Anthracite Ltd. (Cayman Islands),
Series 2004-1A, Class G,
3.297%, 2/24/2014(1)(3)(4)(5)	500,000	10,000
Crest Ltd. Series 2003-1A (Cayman Islands),
Class PS, 5.100%,
8/28/2012**(1)(3)(4)(5)(6)	200,000	10,000
Crest Ltd. Series 2003-2A (Cayman Islands):
Class E1, 5.387%,
12/28/2013(1)(3)(4)(5)	250,000	23,750
Class PS, 6.000%,
12/28/2013(1)(3)(5)(6)	413,450	24,807
Crest Ltd. Series 2004-1A (Cayman Islands):
Class PS, 5.500%,
12/28/2013(1)(3)(5)(6)	1,064,633	63,878
Exeter Street Solar,
Series , Class E1,
4.287%, 10/28/2014(1)(3)(4)(5)	418,853	41,885
Class H2, 7.334%,
10/28/2014(1)(3)(5)	300,000	19,500
Fairfield Street Solar,
Series , Class F,
5.403%,
12/28/2014(1)(3)(4)(5)	1,087,500	65,250
I-Preferred Term Securities I Ltd.
(Cayman Islands),
Subordinate
Income Notes, 0.000%,
12/4/2012**(1)(5)(6)	100,000	50
N-Star Real Estate Ltd. (Cayman Islands),
Series 2004-2A,
Class C2B, 6.591%,
6/28/2014(1)(3)(5)	500,000	126,605
Preferred Term Securities VI Ltd.
(Cayman Islands),
Subordinate
Income Notes, 0.000%,
7/3/2012**(1)(5)(6)	100,000	50

WESTCORE FLEXIBLE INCOME FUND AS OF JUNE 30, 2010 (continued)
(UNAUDITED)

	Principal
	Amount	Market Value
Preferred Term Securities X Ltd.
(Cayman Islands),
Subordinate
Income Notes, 0.000%,
7/3/2013**(1)(5)(6)	$150,000	$15
Preferred Term Securities XI Ltd.
(Cayman Islands),
Subordinate
Income Notes, 0.000%,
10/3/2013**(1)(5)(6)	150,000	45
Preferred Term Securities XII Ltd.
(Cayman Islands),
Subordinate
Income Notes, 0.000%,
12/24/2013**(1)(5)(6)	750,000	225
Preferred Term Securities XIV Ltd.
(Cayman Islands),
Subordinate
Income Notes, 0.000%,
6/17/2014**(1)(5)(6)	500,000	100
Regional Diversified Funding
(Cayman Islands),
Series 2004-1, 0.000%,
2/15/2014**(1)(2)(3)(5)(6)	500,000	50
Regional Diversified Funding
(Cayman Islands),
Series 2005-1, 0.000%,
3/15/2015**(1)(3)(5)(6)	750,000	75
River North Ltd.
(Cayman Islands),
Series 2005-1A, Class
SUB, 0.000%,
2/6/2014**(1)(3)(5)(6)	600,000	60
Soloso Bank Pref 2005
(Cayman Islands),
0.000%,
10/15/2015**(1)(3)(5)(6)	750,000	75
TIAA Real Estate
(Cayman Islands),
Series 2003-1A,
Class PS, 9.000%,
9/30/2013(1)(3)(5)(6)	250,000	16,750
Tricadia (Cayman Islands),
Series 2003-1A,
Class PS, 0.000%,
12/15/2013**(1)(3)(5)(6)	250,000	25

Total Collateralized Debt Obligations
(Cost $8,812,053)		403,195

Commercial Mortgage-Backed Securities		2.94%
Crown Castle Towers LLC,
6.113%, 1/15/2020(1)	925,000	1,018,073
GTP Towers Issuer LLC,
8.112%, 2/15/2015(1)	1,000,000	1,041,073

Total Commercial Mortgage-Backed Securities
(Cost $1,925,000)		2,059,146

	Shares	Market Value
Total Asset-Backed Securities, Collateralized Debt Obligations, Commercial Mortgage-Backed Securities, Residential Mortgage-Backed Securities, & Agency Mortgage Backed Securities
(Cost $13,589,528)		$5,500,795

MONEY MARKET
MUTUAL FUNDS		0.49%
Fidelity Institutional
Money Market
Government
Portfolio - Class I
(7 Day Yield 0.044%)	344,380	344,380

Total Money Market Mutual Funds
(Cost $344,380)		344,380

Total Investments
(Cost $85,145,590)	98.57%	68,955,860

Other Assets in Excess
of Liabilities	1.43%	1,001,974

Net Assets	100.00%	$69,957,834

Westcore Flexible Income Fund
Country Breakdown as of June 30, 2010
(Unaudited)
Country	Market Value	%
United States	$64,079,672	91.60%
Canada	2,851,593	4.07%
Liberia	977,500	1.40%
United Kingdom	643,900	0.92%
Cayman Islands	403,195	0.58%
Total Investments	68,955,860	98.57%
Other Assets in Excess
of Liabilities	1,001,974	1.43%
Net Assets	$69,957,834	100.00%

Please note the country classification is based on the domicile of the issuer and is unaudited.

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another. Sector and industry classifications are unaudited.

** Non-income producing security.

See Notes to Financial Statements.

WESTCORE FLEXIBLE INCOME FUND AS OF JUNE 30, 2010 (continued)
(UNAUDITED)

(1)    This security is restricted. The following table provides additional information regarding each security. Included in this list are certain securities exempt from registration under Rule 144A of the Securities Act of 1933, which may be resold in transactions, normally to qualified institutional buyers. Please note that the Adviser, under supervision of the Board of Trustees, has determined that certain 144A securities listed below have a liquid trading market. Such securities represent 8.07% of the Fund’s net assets as of June 30, 2010.

						Market Value
						as Percentage
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	of Net Assets
Anthracite Ltd., Series 2004-1A, Class G	3.297%	2/24/14	3/16/04	$500,000	$10,000	0.01%
Crest Ltd., Series 2003-1A, Class PS	5.100%	8/28/12	4/22/03	158,232	10,000	0.01%
Crest Ltd., Series 2003-2A:
Class E1	5.387%	12/28/13	11/25/03	250,000	23,750	0.03%
Class PS	6.000%	12/28/13	11/25/03	301,072	24,807	0.04%
Crest Ltd. Series 2004-1A:
Class H2	7.334%	10/28/14	10/22/04	286,067	19,500	0.03%
Class PS	5.500%	12/28/13	10/22/04	503,386	63,878	0.09%
Exeter Street Solar, Class E1	4.287%	10/28/14	4/08/04	418,853	41,885	0.06%
Fairfield Street Solar, Class F	5.403%	12/28/14	11/24/04	1,087,500	65,250	0.09%
Crown Americas LLC / Crown Americas Capital Corp. II	7.625%	5/15/17	1/28/10	1,031,050	1,040,000	1.49%
Crown Castle Towers LLC	6.113%	1/15/20	1/8/10	925,000	1,018,073	1.46%
Emigrant Capital Trust II	2.941%	4/14/34	8/11/04	497,615	170,760	0.24%
Eszoplicone Royalty Sub LLC, Series IV	12.000%	3/15/14	7/29/05	663,396	510,814	0.73%
First Republic Capital Trust II, Series B	8.750%	–	1/30/04	530,000	446,876	0.64%
Fontainebleau Las Vegas Holdings LLC	10.250%	6/15/15	9/13/07	2,716,866	26,250	0.04%
GTP Towers Issuer LLC	8.112%	2/15/15	2/11/10	1,000,000	1,041,073	1.49%
Indianapolis Power & Light Co.	6.300%	7/1/13	7/30/03	99,964	111,320	0.16%
I -Preferred Term Securities I Ltd.	–	12/4/12	11/21/02	100,000	50	0.00%
N-Star Real Estate Ltd., Series 2004-2A, Class C2B	6.591%	6/28/14	6/16/04	468,852	126,605	0.18%
Preferred Term Securities VI Ltd.	–	7/3/12	6/13/02	100,000	50	0.00%
Preferred Term Securities X Ltd.	–	7/3/13	6/16/03	150,000	15	0.00%
Preferred Term Securities XI Ltd.	–	10/3/13	9/9/03	150,000	45	0.00%
Preferred Term Securities XII Ltd.	–	12/24/13	12/9/03 - 1/7/05	762,678	225	0.00%
Preferred Term Securities XIV Ltd.	–	6/17/14	6/9/04	500,000	100	0.00%
Regional Diversified Funding, Series 2004-1	–	2/15/14	2/13/04	487,064	50	0.00%
Regional Diversified Funding, Series 2005-1	–	3/15/15	3/21/05	750,000	75	0.00%
River North Ltd., Series 2005-1A, Class SUB	–	2/6/14	12/22/04	600,000	60	0.00%
Soloso Bank Pref 2005	–	10/15/15	8/3/05	744,806	75	0.00%
TIAA Real Estate Ltd., Series 2003-1A, Class PS	9.000%	9/30/13	10/16/03	250,000	16,750	0.02%
Times Square Hotel Trust	8.528%	8/1/26	8/3/01	84,720	87,312	0.13%
Tricadia, Series 2003-1A, Class PS	–	12/15/13	12/10/03	243,541	25	0.00%
Tuckahoe Credit Lease Trust	9.310%	10/20/25	12/11/09	1,736,851	1,816,686	2.60%
USG Corp.	9.750%	8/1/14	7/30/09	909,892	966,625	1.38%
West Fraser Timber Co. Ltd.	5.200%	10/15/14	7/20/09 - 8/3/09	688,339	792,625	1.13%
WPD Holdings Inc.	7.250%	12/15/17	10/15/03 - 6/21/04	576,559	643,900	0.92%
				$20,272,303	$9,075,509	12.97%

(2)    Income is not being accrued on this security due to the issuer’s default or expected default on interest payments.

(3)    This security has been valued in good faith by or under the direction of the Board of Trustees. As of June 30, 2010 these securities represented 5.27% of the Fund’s net assets.

(4)    The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(5)    The expected maturity date listed herein differs from the legal maturity date due to call or put features or due to the expected schedule of principal payments. (6) his security represents a junior tranche whereby the holder is entitled T to all residual interest, if any, which can vary. The rate listed is the investment adviser’s estimated rate of residual interest as of the reporting date.

WESTCORE PLUS BOND FUND AS OF JUNE 30, 2010
(UNAUDITED)

Shares/Principal
Amount		Market Value
NONCONVERTIBLE PREFERRED STOCKS		0.27%
Financial		0.21%
Financial Services		0.06%
First Tennessee Bank,
3.750%(1)(2)	1,500	$907,500

Government Sponsored Entity		0.00%*
Federal Home Loan Mortgage Corp.,
8.375%**(3)	166,620	56,651

Real Estate Investment Trusts
(REITs)		0.15%
Apartments		0.01%
Cousins Properties Inc.,
7.500%	10,300	221,347

Warehouse-Industrial		0.14%
CenterPoint Properties Trust,
5.377%(1)(4)	3,900	2,176,200

Total Financial
(Cost $9,816,702)		3,361,698

Utilities & Energy		0.06%
Utilities		0.06%
Southern California Edison,
5.349%	9,400	942,644

Total Utilities & Energy
(Cost $940,000)		942,644

Total Nonconvertible Preferred Stocks
(Cost $10,756,702)		4,304,342

CORPORATE BONDS		48.09%
Financial		10.34%
Financial Services		4.09%
BB&T Corp.:
3.375%, 9/25/2013	$8,625,000	8,903,579
6.850%, 4/30/2019	4,150,000	4,875,573
Emigrant Capital Trust II,
2.941%, 4/14/2034(1)(2)	850,000	290,292
FIA Card Services NA,
6.625%, 6/15/2012	10,452,000	11,143,369
First Empire Capital Trust,
8.277%, 6/1/2027	25,000	23,272
FMR Corp.,
7.490%, 6/15/2019(2)	5,000,000	5,975,720
Manufacturers & Traders Trust Co.,
1.791%, 4/1/2013(1)	526,000	511,792
PNC Funding Corp.,
4.250%, 9/15/2015	14,595,000	15,284,132
Union Bank of California,
5.950%, 5/11/2016	3,000,000	3,222,813

Principal
Amount		Market Value
Wachovia Corp.,
5.750%, 2/1/2018	$14,000,000	$15,370,908
		65,601,450

Insurance		0.71%
Berkshire Hathaway,
4.850%, 1/15/2015	5,000,000	5,499,250
Fund American Companies Inc.,
5.875%, 5/15/2013	4,375,000	4,587,971
Prudential Financial,
Series MTNB,
4.350%,
5/12/2015	1,091,476	1,105,923
Zurich Reinsurance,
7.125%, 10/15/2023	200,000	207,101
		11,400,245

Savings & Loans		0.32%
Washington Mutual Bank:
2.969%,
6/16/2010**(3)	5,000,000	2,125,000
5.550%,
6/16/2010**(3)	7,100,000	3,017,500
		5,142,500

Real Estate Investment Trusts
(REITs)		5.22%
Diversified		0.60%
National Retail Properties Inc.,
6.250%, 6/15/2014	975,000	1,036,465
Prime Property Funding,
5.600%, 6/15/2011(2)	2,410,000	2,446,116
Vornado Realty LP,
4.750%, 12/1/2010	2,101,000	2,121,455
Washington REIT,
5.250%, 1/15/2014	3,850,000	4,074,956
		9,678,992
Healthcare		0.38%
Healthcare Realty Trust Inc.:
8.125%, 5/1/2011	375,000	391,958
5.125%, 4/1/2014	3,125,000	3,251,207
Nationwide Health,
6.000%, 5/20/2015	2,000,000	2,165,818
Senior Housing Properties Trust,
8.625%, 1/15/2012	325,000	338,000
		6,146,983

Hotels		0.19%
Host Marriott Corp.,
Series Q, 6.750%,
6/1/2016	3,075,000	3,055,781

Office Property		0.03%
Boston Properties LP,
5.000%, 6/1/2015	375,000	389,450

	Principal
	Amount	Market Value
Regional Malls		1.79%
Simon Property Group:
5.250%, 12/1/2016	$8,950,000	$9,549,068
7.375%, 6/15/2018	2,868,000	3,298,960
WEA Finance LLC / WT Finance
Property Ltd. (Australia),
7.500%, 6/2/2014(2)	8,420,000	9,553,534
Westfield Capital (Australia),
5.700%, 10/1/2016(2)	6,000,000	6,400,698
		28,802,260

Shopping Centers		1.19%
Kimco Realty Corp.:
Series MTNC,
5.980%, 7/30/2012	1,800,000	1,893,382
5.783%, 3/15/2016	2,000,000	2,144,400
6.875%, 10/1/2019	11,160,000	12,463,823
Weingarten Realty Investors:
4.857%, 1/15/2014	2,015,000	2,060,970
6.640%, 7/15/2026	545,000	517,796
		19,080,371

Timber		0.16%
Plum Creek Timberland,
5.875%, 11/15/2015	2,400,000	2,635,200

Warehouse-Industrial		0.88%
Prologis Trust:
7.625%, 8/15/2014	11,405,000	12,118,827
7.810%, 2/1/2015	800,000	849,646
7.625%, 7/1/2017	1,100,000	1,150,580
		14,119,053

Total Financial
(Cost $164,842,246)		166,052,285

Industrial		25.88%
Aerospace & Defense		0.69%
L-3 Communications Corp.:
6.125%, 7/15/2013	2,750,000	2,784,375
5.875%, 1/15/2015	4,715,000	4,679,637
Series WI-B,
10/15/2019	3,400,000	3,556,295
		11,020,307

Airlines		0.11%
Southwest Airlines Co. 2007-1
Pass Through Trust,
Series 2007-1,
6.150%, 8/1/2022	1,764,210	1,817,136

Autos		1.06%
American Honda Finance Corp.,
5.125%,
12/15/2010(2)	3,600,000	3,664,739

WESTCORE PLUS BOND FUND AS OF JUNE 30, 2010 (continued)
(UNAUDITED)

Principal
Amount		Market Value
BMW US Capital Inc.,
5.730%, 11/1/2015(2)(4)	$12,000,000	$13,253,400
Dana Corp., Escrow Units,
1/15/2015**(3)(4)	1,600,000	–
Delphi Corp.,
6.500%, 5/1/2009**(3)(4)	1,000,000	25,000
		16,943,139

Cable & Media		1.73%
AT&T Broadband Corp.,
8.375%, 3/15/2013	1,085,000	1,257,507
CBS Corp.:
8.200%, 5/15/2014	10,235,000	12,079,480
8.875%, 5/15/2019	2,800,000	3,530,702
Cox Communications Inc.,
7.250%, 11/15/2015	3,000,000	3,531,795
Cox Enterprises Inc.,
7.875%, 9/15/2010(2)	3,000,000	3,037,245
Time Warner Inc.,
9.150%, 2/1/2023	2,410,000	3,254,734
The Walt Disney Co.,
4.700%, 12/1/2012	1,000,000	1,085,423
		27,776,886

Chemicals		1.01%
Dow Chemical Co.,
6.125%, 2/1/2011	350,000	356,797
Potash Corp. of Saskatchewan Inc. (Canada):
6.500%, 5/15/2019	7,625,000	8,981,693
4.875%, 3/30/2020	5,700,000	6,081,923
PPG Industries Inc.,
6.875%, 2/15/2012	688,000	741,819
		16,162,232

Food & Beverages		4.82%
Anheuser-Busch Companies Inc.:
4.950%, 1/15/2014	175,000	189,086
5.050%, 10/15/2016	8,030,000	8,648,759
5.500%, 1/15/2018	4,900,000	5,353,069
Anheuser-Busch InBev Worldwide Inc.,
4.125%, 1/15/2015	7,150,000	7,495,610
Bottling Group LLC,
6.950%, 3/15/2014	10,000,000	11,813,330
The Coca-Cola Co.,
5.350%, 11/15/2017	13,000,000	14,898,910
Diageo Finance BV (Netherlands),
5.300%, 10/28/2015	9,700,000	10,873,496
Kraft Foods Inc.:
4.125%, 2/9/2016	3,265,000	3,452,153
5.375%, 2/10/2020	11,125,000	11,952,489
PepsiCo Inc.,
5.000%, 6/1/2018	2,440,000	2,709,298
		77,386,200

	Principal
	Amount	Market Value
Healthcare		1.22%
Baxter FinCo BV (Netherlands),
4.750%, 10/15/2010	$1,175,000	$1,188,921
HCA Inc.,
7.875%, 2/15/2020	6,950,000	7,184,563
Medco Health Solutions Inc.,
6.125%, 3/15/2013	10,075,000	11,161,075
		19,534,559

Leisure		0.92%
Fontainebleau Las Vegas Holdings LLC,
10.250%,
6/15/2015**(2)(3)	8,220,000	71,925
Harrah’s Operating Co. Inc.:
10.000%,
12/15/2018	2,846,000	2,347,950
10.000%,
12/15/2018	933,000	769,725
MGM Mirage,
7.625%, 7/15/2013	1,500,000	1,320,000
Starwood Hotels & Resorts Worldwide Inc.:
6.250%, 2/15/2013	5,250,000	5,473,125
6.750%, 5/15/2018	4,395,000	4,416,975
Station Casinos Inc.,
6.875%, 3/1/2016**(3)	2,900,000	16,675
Times Square Hotel Trust,
8.528%, 8/1/2026(2)(4)	360,059	371,077
		14,787,452

Metals & Mining		2.08%
BHP Billiton Finance USA Ltd. (Australia),
5.500%, 4/1/2014	10,600,000	11,831,890
Freeport-McMoRan Copper & Gold Inc.,
8.375%, 4/1/2017	6,700,000	7,379,574
Sweetwater Investors LLC,
5.875%, 5/15/2014(2)	341,005	321,268
Teck Resources Ltd. (Canada),
10.750%, 5/15/2019	11,350,000	13,928,096
		33,460,828

Other Industrial		1.19%
Aramark Corp.,
8.500%, 2/1/2015	3,575,000	3,628,625
BAE Systems Holdings Inc.,
4.750%, 8/15/2010(2)	1,775,000	1,781,892
Kennametal Inc.,
7.200%, 6/15/2012	7,880,000	8,382,169
Science Applications:
6.250%, 7/1/2012	2,700,000	2,953,614
5.500%, 7/1/2033	1,225,000	1,155,671
WM Wrigley Jr. Co.,
4.650%, 7/15/2015	1,125,000	1,147,500
		19,049,471

	Principal
	Amount	Market Value
Packaging & Containers		1.10%
Ball Corp.,
6.625%, 3/15/2018	$10,358,000	$10,409,790
Crown Americas LLC / Crown
Americas Capital Corp.,
7.750%, 11/15/2015	6,975,000	7,271,438
		17,681,228

Paper & Forestry		1.43%
Potlatch Corp.,
7.500%, 11/1/2019	14,621,000	14,803,762
West Fraser Timber Co. Ltd. (Canada),
5.200%,
10/15/2014(2)	8,825,000	8,229,313
		23,033,075

Pharmaceuticals		2.14%
Abbott Laboratories,
5.150%, 11/30/2012	10,125,000	11,144,152
Eli Lilly & Co.,
5.500%, 3/15/2027	10,000,000	10,928,640
Eszopiclone Royalty SUB LLC,
Series IV, 12.000%,
3/15/2014(2)(4)	663,396	510,814
GlaxoSmithKline Capital Inc.,
4.850%, 5/15/2013	10,775,000	11,791,406
		34,375,012

Retail		1.86%
Amerigas Partners,
7.250%, 5/20/2015	1,250,000	1,256,250
Costco Wholesale Corp.,
5.500%, 3/15/2017	2,800,000	3,229,237
Macy’s Retail Holdings Inc.,
5.900%, 12/1/2016	11,648,000	11,735,360
Tesco PLC (United Kingdom),
5.500%,
11/15/2017(2)	5,000,000	5,569,770
Wal-Mart Stores Inc.,
5.800%, 2/15/2018	6,900,000	8,145,919
		29,936,536
Technology		1.47%
Dell Inc.,
3.375%, 6/15/2012	1,200,000	1,246,082
International Business Machines Corp.,
7.625%, 10/15/2018	6,250,000	8,054,088
Oracle Corp.,
3.750%, 7/8/2014	13,345,000	14,306,214
		23,606,384

Telecom & Related		1.22%
American Tower Corp.,
4.625%, 4/1/2015	3,600,000	3,750,419
AT&T Inc.,
6.700%, 11/15/2013	9,590,000	11,079,787

WESTCORE PLUS BOND FUND AS OF JUNE 30, 2010 (continued)
(UNAUDITED)

	Principal
	Amount	Market Value
Tuckahoe Credit Lease Trust,
9.310%,
10/20/2025(2)(4)	$5,035,077	$4,642,643
Verizon Global,
4.375%, 6/1/2013	125,000	134,422
		19,607,271

Transportation		1.83%
Burlington Northern Santa Fe Corp.:
5.750%, 3/15/2018	11,525,000	12,972,321
4.575%, 1/15/2021	1,241,665	1,329,730
CSX Transportation Inc.,
9.750%, 6/15/2020	1,250,000	1,724,351
Federal Express Corp. 1997 Pass Through Trust,
Series 1997-A,
7.500%,
1/15/2018(5)	643,299	701,196
Kansas City Southern Railway,
13.000%,
12/15/2013	6,950,000	8,374,750
Union Pacific Corp.,
5.750%, 11/15/2017	3,800,000	4,299,464
		29,401,812

Total Industrial
(Cost $402,909,032)		415,579,528

Utilities & Energy		11.87%
Energy-Non Utility		6.68%
BP Capital Markets PLC (United Kingdom),
3.625%, 5/8/2014	12,000,000	10,279,200
Burlington Resources Inc.,
6.875%, 2/15/2026	1,000,000	1,179,344
Devon Energy Corp.,
5.625%, 1/15/2014	12,430,000	13,809,220
Forest Oil Corp.,
7.250%, 6/15/2019	9,825,000	9,530,250
Kerr-McGee Corp.,
6.950%, 7/1/2024	4,500,000	4,101,192
Northern Border Partners LP,
7.100%, 3/15/2011	1,000,000	1,036,671
Northern Natural Gas Co.,
5.375%,
10/31/2012(2)	350,000	378,107
Pride International Inc.,
7.375%, 7/15/2014	10,430,000	10,443,038
Southwestern Energy Co.,
7.500%, 2/1/2018	10,520,000	11,230,100
Tennessee Gas Pipeline Co.:
7.000%, 3/15/2027	75,000	79,560
7.000%, 10/15/2028	9,775,000	10,396,963
Transcontinental Gas Pipe Line,
6.400%, 4/15/2016	5,725,000	6,518,548
Valero Energy Corp.,
6.125%, 6/15/2017	3,175,000	3,378,527

	Principal
	Amount	Market Value
Weatherford International Ltd. (Switzerland),
5.150%, 3/15/2013	$8,485,000	$8,896,760
XTO Energy Inc.:
4.625%, 6/15/2013	10,400,000	11,223,576
6.750%, 8/1/2037	3,750,000	4,854,788
		107,335,844

Utilities		5.19%
Centerpoint Energy Inc.,
Series B, 7.250%,
9/1/2010	2,350,000	2,368,960
Commonwealth Edison Co.,
Series 104, 5.950%,
8/15/2016	7,375,000	8,443,505
Consumers Energy Co.:
Series B, 6.875%,
3/1/2018	1,564,000	1,811,440
5.650%, 4/15/2020	1,440,000	1,604,052
Duke Energy Carolinas LLC:
5.300%, 10/1/2015	10,150,000	11,504,325
Series C, 7.000%,
11/15/2018	4,285,000	5,340,571
FPL Group Capital Inc.:
5.625%, 9/1/2011	3,175,000	3,320,764
6.350%, 10/1/2066(1)	3,900,000	3,514,368
Georgia Power Co.,
Series 07-A,
5.650%,
3/1/2037	850,000	914,666
Indianapolis Power & Light Co.,
6.300%, 7/1/2013(2)	400,000	445,280
MidAmerican Energy Holdings Co.,
5.875%, 10/1/2012	200,000	216,684
Nevada Power Co.:
Series M, 5.950%,
3/15/2016	9,287,000	10,446,343
Series R, 6.750%,
7/1/2037	2,850,000	3,306,476
Oncor Electric Delivery Co. LLC,
7.000%, 9/1/2022	11,945,000	14,447,107
Pacific Gas & Electric,
4.800%, 3/1/2014	700,000	759,420
PacifiCorp,
6.900%, 11/15/2011	2,107,000	2,268,647
Public Service Co. of Oklahoma,
6.150%, 8/1/2016	3,075,000	3,470,417
San Diego Gas & Electric Co.,
6.000%, 6/1/2026	3,550,000	4,184,311
Tenaska Alabama II Partners LP,
6.125%, 3/30/2023(2)	242,124	255,995
Tenaska Virginia Partners LP,
6.119%, 3/30/2024(2)	213,089	219,804
Westar Energy Inc.,
5.100%, 7/15/2020	3,265,000	3,485,469

	Principal
	Amount	Market Value

WPD Holdings (United Kingdom),
7.250%,
12/15/2017(2)	$875,000	$939,020
		83,267,624

Total Utilities & Energy
(Cost $181,985,423)		190,603,468

Total Corporate Bonds
(Cost $749,736,701)		772,235,281

MUNICIPAL BONDS		0.98%
Washington		0.98%
Washington State Build America Bonds,
5.090%, 8/1/2033	15,900,000	15,820,341

Total Municipal Bonds
(Cost $15,900,000)		15,820,341

ASSET-BACKED SECURITIES, COLLATERALIZED
DEBT OBLIGATIONS, COMMERCIAL MORTGAGE-
BACKED SECURITIES, RESIDENTIAL MORTGAGE-
BACKED SECURITIES, & AGENCY MORTGAGE
BACKED SECURITIES		33.41%
Asset-Backed
Securities		4.31%
CarMax Auto Owner Trust:
Series 2009-2,
Class A3, 1.740%,
4/15/2014	3,300,000	3,330,901
Series 2009-2,
Class B, 4.650%,
8/17/2015	6,000,000	6,148,584
CenterPoint Energy Transition Bond Co. LLC,
Series 2008-A,
Class A1, 4.192%,
2/1/2020	4,531,504	4,894,591
Detroit Edison Securitization Funding LLC,
Series 2001-1,
Class A4, 6.190%,
3/1/2011(5)	141,737	145,148
Harley-Davidson Motorcycle Trust:
Series 2007-1,
Class B, 5.370%,
1/15/2011(5)	1,000,000	1,037,042
Series 2007-1,
Class C, 5.540%,
4/15/2015	3,500,000	3,634,547
Series 2009-3,
Class A3, 1.740%,
9/16/2013	10,225,000	10,282,925
Honda Auto Receivables Owner Trust,
Series 2010-1,
Class A4, 1.980%,
3/21/2013	5,025,000	5,106,259
Hyundai Auto Receivables Trust,
Series 2009-A,
Class A4, 3.150%,
3/15/2016	14,651,000	15,302,984

WESTCORE PLUS BOND FUND AS OF JUNE 30, 2010 (continued)
(UNAUDITED)

	Principal
	Amount	Market Value
John Deere Owner Trust,
Series 2008-A,
Class A3, 4.400%,
4/15/2011(5)	$3,176,024	$3,201,422
Marriott Vacation Club Owner Trust,
Series 2006-2A,
Class A, 5.362%,
4/20/2014(2)(5)	251,916	256,190
Mercedes-Benz Auto Receivables Trust,
Series 2009-1,
Class A3, 1.670%,
1/15/2014	4,125,000	4,171,117
USAA Auto Owner Trust,
Series 2009-2,
Class A4, 2.530%,
6/17/2013(5)	7,075,000	7,280,090
Vanderbilt Mortgage and Finance Inc.:
Series 1997-B,
Class 2B3, 2.001%,
7/7/2013(1)	2,906,030	2,375,831
Series 2002-B,
Class B1, 5.850%,
4/7/2018	133,441	130,209
Series 1997-C,
Class 2B3, 1.501%,
8/7/2027(1)	2,452,614	1,967,631

Total Asset-Backed Securities
(Cost $67,130,449)		69,265,471

Collateralized Debt Obligations		0.03%
Anthracite Ltd. (Cayman Islands),
Series 2004-1A,
Class G, 3.297%,
2/24/2014(1)(2)(4)(5)	500,000	10,000
Crest Ltd. Series 2003-1A (Cayman Islands),
Class PS, 5.100%,
8/28/2012**(2)(4)(5)(6)	800,000	40,000
Crest Ltd. Series 2003-2A (Cayman Islands),
Class PS, 6.000%,
12/28/2013(2)(4)(5)(6)	620,174	37,210
Crest Ltd. Series 2004-1A (Cayman Islands):
Class H2, 7.334%,
10/28/2014(2)(4)(5)	750,000	48,750
Fairfield Street Solar,
Class F, 5.403%,
12/28/2014(1)(2)(4)(5)	1,000,000	60,000
-Preferred I Term Securities I Ltd.
(Cayman Islands),
Subordinate Income
Notes, 0.000%,
12/4/2012**(2)(5)(6)	150,000	75
N-Star Real Estate Ltd. (Cayman Islands),
Series 2004-2A,
Class C2B, 6.591%,
6/28/2014(2)(4)(5)	600,000	151,926

	Principal
	Amount	Market Value
Preferred Term Securities VI Ltd.
(Cayman Islands),
Subordinate Income
Notes, 0.000%,
7/3/2012**(2)(5)(6)	$250,000	$125
Preferred Term Securities X Ltd.
(Cayman Islands),
Subordinate Income
Notes, 0.000%,
7/3/2013**(2)(5)(6)	350,000	35
Preferred Term Securities XI B-3 Ltd.
(Cayman Islands),
Mezzanine Note,
2.139%,
9/24/2033(1)(2)(4)	500,000	81,035
Preferred Term Securities XI Ltd.
(Cayman Islands),
Subordinate Income
Notes, 0.000%,
10/3/2013**(2)(5)(6)	350,000	105
Preferred Term Securities XII Ltd.
(Cayman Islands),
Subordinate Income
Notes, 0.000%,
12/24/2013**(2)(5)(6)	500,000	150
Preferred Term Securities XIII Ltd.
(Cayman Islands),
Subordinate Income
Notes, 0.000%,
3/24/2014**(2)(5)(6)	500,000	150
Preferred Term Securities XIV Ltd.
(Cayman Islands),
Subordinate Income
Notes, 0.000%,
6/17/2014**(2)(5)(6)	500,000	100
Regional Diversified Funding (Cayman Islands),
Series 2004-1,
0.000%,
2/15/2014**(2)(3)(4)(5)(6)	500,000	50
Regional Diversified Funding (Cayman Islands),
Series 2005-1,
0.000%,
3/15/2015**(2)(4)(5)(6)	750,000	75
River North Ltd. (Cayman Islands),
Series 2005-1A,
Class SUB,
0.000%,
2/6/2014**(2)(4)(5)(6)	800,000	80
Soloso Bank Pref (Cayman Islands),
0.000%,
10/15/2015**(2)(4)(5)(6)	750,000	75
TIAA Real Estate Ltd. (Cayman Islands),
Series 2003-1A,
Class PS, 9.000%,
9/30/2013(2)(4)(5)(6)	250,000	16,750
Tricadia (Cayman Islands),
Series 2003-1,
Class PS, 0.000%,
12/15/2013**(2)(4)(5)(6)	250,000	25

	Principal
	Amount	Market Value
Total Collateralized Debt Obligations
(Cost $10,248,271)		$446,716

Commercial Mortgage-Backed Securities		2.78%
Crown Castle Towers LLC:
5.495%, 1/15/2017(2)(5)	$4,500,000	4,824,882
6.113%, 1/15/2020(2)(5)	8,975,000	9,878,056
Series 2006-1A,
Class F, 6.650%,
11/15/2036(2)	3,000,000	3,105,969
Series 2006-1A,
Class G, 6.795%,
11/15/2036(2)	10,363,000	10,728,596
GTP Towers Issuer LLC,
8.112%,
2/15/2015(2)(5)	15,000,000	15,616,095
SBA Tower Trust,
4.254%, 4/15/2015(2)(5)	550,000	577,651

Total Commercial Mortgage-Backed Securities
(Cost $42,698,522)		44,731,249

Residential Mortgage-Backed Securities		0.19%
Banc of America Funding Corp.:
Series 2005-4,
Class 1A4, 5.500%,
8/1/2035	500,000	315,583
Series 2005-4,
Class 2A4, 5.500%,
8/1/2035	1,000,000	646,976
Banc of America Mortgage Securities Inc.:
Series 2005-2,
Class 1A12, 5.500%,
3/25/2035	309,627	266,528
Series 2005-8,
Class A14, 5.500%,
9/25/2035	1,000,000	739,356
Bank of America Alternative Loan Trust,
Series 2005-4,
Class CB9, 5.500%,
5/25/2035	833,000	565,740
Bear Stearns Co.,
Series 2003-7,
Class 4A, 4.924%, 1
0/25/2033(1)	123,842	126,967
Countrywide Home Loan Mortgage
Pass Through Trust,
Series 2004-2,
Class 3A1, 5.480%,
11/25/2014(1)(5)	181,391	182,731
Provident Funding Mortgage Loan Trust,
Series 2004-1,
Class 1A1, 2.830%,
4/25/2034(1)	103,699	102,097
WAMU Mortgage Pass-Through Certificates,
Series 2003-AR3,
Class B1, 2.629%,
4/25/2033(1)	44,185	23,442

WESTCORE PLUS BOND FUND AS OF JUNE 30, 2010 (continued)
(UNAUDITED)

	Principal
	Amount	Market Value
Wells Fargo Mortgage Backed Securities Trust,
Series 2004-E,
Class A1, 4.857%,
11/25/2039(1)	$168,285	$169,985

Total Residential Mortgage-Backed Securities
(Cost $4,251,585)		3,139,405

Agency Mortgage-Backed Securities		26.10%
FHLMC:
Gold Pool #G00336,
6.000%, 10/1/2024	137,529	149,954
Pool #781804,
5.054%, 7/1/2034(1)	1,564,249	1,672,626
Pool #781811,
5.131%, 7/1/2034(1)	686,098	733,828
Pool #781958,
5.077%, 9/1/2034(1)	1,891,823	2,020,613
Gold Pool #G08061,
5.500%, 6/1/2035	1,007,629	1,084,682
Gold Pool #G08079,
5.000%, 9/1/2035	16,762,788	17,771,875
Gold Pool #G01960,
5.000%, 12/1/2035	5,335,374	5,656,552
Gold Pool #A41748,
5.000%, 1/1/2036	6,609,748	7,007,641
Gold Pool #A42128,
5.500%, 1/1/2036	8,344,193	8,982,265
Gold Pool #G02064,
5.000%, 2/1/2036	8,148,423	8,638,942
Gold Pool #G05200,
5.000%, 5/1/2036	21,486,656	22,780,109
Gold Pool #G02252,
5.500%, 7/1/2036	20,238,248	21,754,214
Gold Pool #G02386,
6.000%, 11/1/2036	14,413,050	15,675,099
Pool #1G1317,
5.965%, 11/1/2036(1)	11,655,367	12,585,139
Gold Pool #G03189,
6.500%, 9/1/2037	22,453,629	24,658,306
FNMA:
Pool #995749,
4.000%, 5/25/2024	28,905,430	30,115,267
Pool #AC8938,
4.500%, 1/1/2025	29,575,420	31,269,944
Pool #932361,
4.000%, 1/1/2025	28,911,758	30,121,860
Pool #AD4268,
4.500%, 3/1/2025	17,762,451	18,771,820
Pool #779610,
4.952%, 6/1/2034(1)	285,567	302,497
Pool #725705,
5.000%, 8/1/2034	2,265,738	2,411,402
Pool #809893,
5.059%, 3/1/2035(1)	1,117,773	1,176,930
Pool #809894,
4.852%, 3/1/2035(1)	1,250,894	1,313,295
Pool #255706,
5.500%, 5/1/2035	11,782,537	12,678,010

	Principal
	Amount	Market Value
Pool #735897,
5.500%, 10/1/2035	$6,571,088	$7,070,491
Pool #836496,
5.000%, 10/1/2035	10,200,014	10,828,376
Pool #850582,
5.500%, 1/1/2036	3,340,849	3,594,754
Pool #845471,
5.000%, 5/1/2036	1,173,050	1,237,432
Pool #888016,
5.500%, 5/1/2036	13,347,443	14,361,849
Pool #190377,
5.000%, 11/1/2036	12,882,202	13,675,797
Pool #256526,
6.000%, 12/1/2036	16,229,301	17,510,913
Pool #888405,
5.000%, 12/1/2036	3,038,579	3,225,767
Pool #907772,
6.000%, 12/1/2036	6,006,862	6,481,218
Pool #910881,
5.000%, 2/1/2037	11,159,263	11,771,739
Pool #889108,
6.000%, 2/1/2038	13,902,621	15,106,936
Pool #257161,
5.500%, 4/1/2038	30,961,211	33,278,657
GNMA,
Pool #550656,
5.000%, 9/15/2035	1,576,350	1,689,454

Total Agency Mortgage-Backed Securities
(Cost $396,735,652)		419,166,253

Total Asset-Backed Securities, Collateralized
Debt Obligations, Commercial Mortgage-Backed
Securities, Residential Mortgage-Backed
Securities, & Agency Mortgage Backed Securities
(Cost $521,064,479)		536,749,094

U.S. GOVERNMENT & AGENCY
OBLIGATIONS		4.48%
FDIC Guaranteed:
The Goldman Sachs Group Inc.,
3.250%, 6/15/2012	3,090,000	3,237,770
FHLMC,
4.750%, 11/17/2015	60,825,000	68,610,600
FNMA,
8.200%, 3/10/2016	55,000	71,288

Total U.S. Government & Agency Obligations
(Cost $66,148,291)		71,919,658

U.S. TREASURY BONDS & NOTES		10.81%
4.500%, 2/28/2011	26,000,000	26,730,236
1.375%, 4/15/2012	13,000,000	13,199,576
2.625%, 7/31/2014	37,750,000	39,463,510
3.625%, 8/15/2019	27,625,000	29,241,505
6.000%, 2/15/2026	13,000,000	16,765,944
5.500%, 8/15/2028	14,000,000	17,329,382

Shares/ Principal
	Amount	Market Value
4.375%, 2/15/2038	$13,500,000	$14,632,731
4.375%, 11/15/2039	15,000,000	16,237,500

Total U.S. Treasury Bonds & Notes
(Cost $166,356,620)		173,600,384

MONEY MARKET MUTUAL FUNDS		1.08%
Fidelity Institutional
Money Market
Government
Portfolio - Class I
(7 Day Yield 0.044%)	17,339,021	17,339,021

Total Money Market Mutual Funds
(Cost $17,339,021)		17,339,021

Total Investments
(Cost $1,547,301,814)	99.12%	1,591,968,121
Other Assets in
Excess of Liabilities	0.88%	14,118,125

Net Assets	100.00%	$1,606,086,246

Westcore Plus Bond Fund
Country Breakdown as of June 30, 2010
(Unaudited)
Country	Market Value	%
United States	$1,488,767,091	92.69%
Canada	37,221,025	2.32%
Australia	27,786,122	1.73%
United Kingdom	16,787,990	1.05%
Netherlands	12,062,417	0.75%
Switzerland	8,896,760	0.55%
Cayman Islands	446,716	0.03%
Total Investments	1,591,968,121	99.12%
Other Assets in
Excess of Liabilities	14,118,125	0.88%
Net Assets	$1,606,086,246	100.00%

Please note the country classification is based on the domicile of the issuer and is unaudited.

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another. Sector and industry classifications are unaudited.

* Less than 0.005%.

** Non-income producing security.

See Notes to Financial Statements.

WESTCORE PLUS BOND FUND AS OF JUNE 30, 2010 (continued)
(UNAUDITED)

(1)   The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(2)   This security is restricted. The following table provides additional information regarding each security. Included in this list are certain securities exempt from registration under Rule 144A of the Securities Act of 1933, which may be resold in transactions, normally to qualified institutional buyers. Please note that the Adviser, under supervision of the Board of Trustees, has determined that certain 144A securities listed below have a liquid trading market. Such securities represent 5.85% of the Fund’s net assets as of June 30, 2010.

						Market Value
						as Percentage
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	of Net Assets
American Honda Finance Corp.	5.125%	12/15/10	12/12/05	$3,599,466	$3,664,739	0.23%
Anthracite Ltd., Series 2004-1A, Class G	3.297%	2/24/14	3/16/04	500,000	10,000	0.00%
BAE Systems Holdings Inc.	4.750%	8/15/10	7/20/05 - 12/15/05	1,774,513	1,781,892	0.11%
BMW US Capital Inc.	5.730%	11/1/15	10/16/07	12,000,000	13,253,400	0.83%
Cox Enterprises Inc.	7.875%	9/15/10	8/19/04 - 8/2/05	3,013,762	3,037,245	0.19%
Crest Ltd., Series 2003-1A, Class PS	5.100%	8/28/12	4/22/03	634,327	40,000	0.00%
Crest Ltd., Series 2003-2A, Class PS	6.000%	12/28/13	11/25/03	451,606	37,210	0.00%
Crest Ltd. Series 2004-1A:
Class H2	7.334%	10/28/14	10/22/04	715,167	48,750	0.00%
Fairfield Street Solar, Class F	5.403%	12/28/14	11/24/04	1,000,000	60,000	0.00%
Crown Castle Towers LLC	5.495%	1/15/17	1/8/10	4,500,000	4,824,882	0.30%
Crown Castle Towers LLC	6.113%	1/15/20	1/8/10	8,975,000	9,878,056	0.62%
Crown Castle Towers LLC:
Series 2006-1A, Class F	6.650%	11/15/36	10/19/09	3,053,853	3,105,969	0.19%
Series 2006-1A, Class G	6.795%	11/15/36	10/22/09	10,619,670	10,728,596	0.67%
Emigrant Capital Trust II	2.941%	4/14/34	8/11/04	845,943	290,292	0.02%
Eszoplicone Royalty SUB LLC, Series IV	12.000%	3/15/14	7/29/05	663,396	510,814	0.03%
First Tennessee Bank	3.750%	-	3/16/05	1,500,000	907,500	0.06%
FMR Corp.	7.490%	6/1519	3/6/07	5,723,400	5,975,720	0.37%
Fontainebleau Las Vegas Holdings LLC	10.250%	6/15/15	9/12/07 - 11/8/07	7,481,749	71,925	0.00%
GTP Towers Issuer LLC	8.112%	2/15/15	2/11/10	15,000,000	15,616,095	0.97%
Indianapolis Power & Light Co.	6.300%	7/1/13	7/30/03 - 2/6/06	401,406	445,280	0.03%
I-Preferred Term Securities I Ltd.	–	12/4/12	11/21/02	150,000	75	0.00%
Marriott Vacation Club Owner Trust, Series 2006-2A, Class A	5.362%	4/20/14	10/31/06	251,913	256,190	0.02%
Northern Natural Gas Co.	5.375%	10/31/12	10/9/02	349,847	378,107	0.02%
N-Star Real Estate Ltd, Series 2004-2A, Class C2B	6.591%	6/28/14	6/16/04	562,623	151,926	0.01%
Preferred Term Securities VI Ltd.	–	7/3/12	6/13/02	250,000	125	0.00%
Preferred Term Securities X Ltd.	–	7/3/13	6/16/03	350,000	35	0.00%
Preferred Term Securities XI B-3 Ltd.	2.139%	9/24/33	6/2/05	502,794	81,035	0.01%
Preferred Term Securities XI Ltd.	–	10/3/13	9/9/03	350,000	105	0.00%
Preferred Term Securities XII Ltd.	–	12/24/13	12/9/03 - 1/7/05	506,339	150	0.00%
Preferred Term Securities XIII Ltd.	–	3/24/14	3/9/04	500,000	150	0.00%
Preferred Term Securities XIV Ltd.	–	6/17/14	6/9/04	500,000	100	0.00%
Prime Property Funding	5.600%	6/15/11	11/2/05 - 12/15/05	2,415,152	2,446,116	0.15%
Regional Diversified Funding, Series 2004-1	–	2/15/14	2/13/04	487,069	50	0.00%
Regional Diversified Funding, Series 2005-1	–	3/15/15	3/21/05	750,000	75	0.00%
River North Ltd, Series 2005-1A, Class SUB	–	2/6/14	12/22/04	800,000	80	0.00%
SBA Towers Trust	4.254%	11/15/36	10/30/06 - 11/1/06	550,000	577,651	0.04%
Soloso Bank Pref	–	10/15/15	8/3/05	744,802	75	0.00%
Sweetwater Investors LLC	5.875%	5/15/14	5/31/05 - 12/15/05	342,121	321,268	0.02%
Tenaska Alabama II Partners LP	6.125%	3/30/23	10/9/03 - 11/9/05	244,427	255,995	0.02%
Tenaska Virginia Partners LP	6.119%	3/30/24	4/29/04 - 1/19/05	212,967	219,804	0.01%
Tesco PLC	5.500%	11/15/17	10/29/07	4,983,419	5,569,770	0.35%
TIAA Real Estate Ltd., Series 2003-1A, Class PS	9.000%	9/30/13	10/16/03	250,000	16,750	0.00%
Times Square Hotel Trust	8.528%	8/1/26	8/3/01	360,059	371,077	0.02%
Tricadia, Series 2003-1A, Class PS	–	12/15/13	12/10/03	243,543	25	0.00%
Tuckahoe Credit Lease Trust	9.310%	10/20/25	12/11/09	4,438,619	4,642,643	0.29%
WEA Finance LLC / WT Finance Aust Property Ltd.	7.500%	6/2/14	5/26/09	8,350,020	9,553,534	0.59%
Westfield Capital	5.700%	10/1/16	9/21/06	5,990,585	6,400,698	0.40%
West Fraser Timber Co. Ltd.	5.200%	10/15/14	6/12/06 - 7/20/09	7,886,889	8,229,313	0.51%
WPD Holdings	7.250%	12/15/17	10/15/03 - 6/30/06	858,306	939,020	0.06%
				$127,158,923	$114,700,307	7.14%

(3)   Income is not being accrued on this security due to the issuer’s default or expected default on interest payments.

(4)   This security has been valued in good faith by or under the direction of the Board of Trustees. As of June 30, 2010 these securities represented 1.33% of the Fund’s net assets.

(5)   The expected maturity date listed herein differs from the legal maturity date due to call or put features or due to the expected schedule of principal payments.

(6)   This security represents a junior tranche whereby the holder is entitled to all residual interest, if any, which can vary.  The rate listed is the investment adviser’s estimated rate of residual interest as of the reporting date.

WESTCORE COLORADO TAX-EXEMPT FUND AS OF JUNE 30, 2010
(UNAUDITED)

	Principal
	Amount	Market Value
CERTIFICATES OF PARTICIPATION		14.62%
Adams 12 Five Star
Schools,
Certificate of
Participation,
4.500%, 12/1/2027,
Optional 12/1/2018
@ 100.00	$600,000	$602,478
Adams County,
Certificate of
Participation,
5.000%, 12/1/2025,
Optional 12/1/2018
@ 100.00	1,200,000	1,271,688
Auraria Higher
Education
Center, Certificate
of Participation,
6.000%, 5/1/2024,
Optional 5/1/2019
@ 100.00	499,000	544,704
City of Aurora,
Certificate of
Participation,
5.000%, 12/1/2026,
Optional 12/1/2019
@ 100.00	1,000,000	1,064,780
City of Thornton,
Certificate of
Participation,
4.000%, 12/1/2022,
AMBAC	250,000	245,670
Colorado State
Higher Education,
Cons. Lease Pur.,
Certificates of
Participation:
5.250%, 11/1/2023,
Optional 11/1/2018
@ 100.00	1,000,000	1,105,550
5.000%, 11/1/2025	1,000,000	1,081,400
Colorado State,
Certificate of
Participation,
University of
Colorado at
Denver
Health Sciences
Center Fitzsimons
Academic,
5.000%, 11/1/2018,
Optional 11/1/2015
@ 100.00,
NATL-RE	700,000	749,126
Denver City & County,
Certificate of
Participation,
Denver Botanic
Gardens,
5.250%, 12/1/2024,
Optional 12/1/2018
@ 100.00	625,000	684,000

	Principal
	Amount	Market Value
Douglas & Elbert
Counties School
District No. Re-
1, Certificate of
Participation,
5.000%, 1/15/2025,
Optional 1/15/2019
@ 100.00	$1,000,000	$1,055,350
Eagle County,
Certificate of
Participation,
Justice Center
Project,
5.250%, 12/1/2023,
Optional 12/1/2018
@ 100.00	500,000	553,230
El Paso County,
Certificates of
Participation,
Detention Facility
Project:
5.375%, 12/1/2019,
Optional 12/1/2012
@ 100.00, AMBAC	500,000	523,525
5.375%, 12/1/2020,
Optional 12/1/2012
@ 100.00, AMBAC	1,000,000	1,044,220
Fort Collins, Certificates
of Participation:
5.000%, 6/1/2012	1,000,000	1,076,180
5.375%, 6/1/2023,
Optional 6/1/2014
@ 100.00, AMBAC	1,000,000	1,062,180
Garfield County Public
Library District,
Certificate of
Participation,
5.000%, 12/1/2024,
Optional 12/1/2019
@ 100.00	675,000	689,189
Northern Colorado
Water
Conservancy
District, Certificate
of Participation,
5.625%, 10/1/2018,
Optional 10/1/2012
@ 100.00,
NATL-RE	510,000	538,830
Pueblo Co., Certificate
of Participation,
Police Complex
Project,
5.500%, 8/15/2018,
Assured Guaranty	500,000	558,080
Regional Transportation
District,
Certificates of
Participation:
4.500%, 6/1/2019,
Optional 6/1/2015
@ 100.00, AMBAC	620,000	634,489

	Principal
	Amount	Market Value
5.000%, 12/1/2022,
Optional 12/1/2017
@ 100.00, AMBAC	$1,000,000	$1,060,860
5.000%, 11/1/2024,
Prerefunded
11/1/2013 @ 100.00	1,000,000	1,133,420
University of Colorado,
Certificate of
Participation,
5.000%, 6/1/2023,
Prerefunded
6/1/2013 @ 100.00	150,000	167,169

Total Certificates of Participation
(Cost $16,971,406)		17,446,118

GENERAL OBLIGATION BONDS		32.72%
County-City-Special District-
School District		32.72%
Adams & Arapahoe Counties Joint
School District 28J:
5.350%, 12/1/2015,
Escrowed to
Maturity	260,000	309,228
6.250%, 12/1/2026,
Optional 12/1/2018
@ 100.00	1,250,000	1,457,713
Adams 12 Five Star Schools,
zero coupon,
12/15/2024,
Optional
12/15/2016 @
67.784, FGIC	2,385,000	1,236,909
Adams County School District 12,
Series A,
5.000%,
12/15/2020,
Prerefunded
12/15/2011 @
100.00, NATL-RE	500,000	532,655
Arapahoe County School District 5,
5.000%,
12/15/2026,
Optional
12/15/2018 @
100.00	1,000,000	1,096,540
Arapahoe County School District
No. 6 Littleton,
5.250%, 12/1/2021,
Optional 12/1/2012
@ 100.00, NATL-
RE FGIC	500,000	540,745
Arapahoe Park & Recreation
District,
5.250%, 12/1/2022,
Optional 12/1/2012
@ 100.00, NATL-
RE FGIC	750,000	769,515

WESTCORE COLORADO TAX-EXEMPT FUND AS OF JUNE 30, 2010 (continued)
(UNAUDITED)

Principal
Amount		Market Value
Basalt Colorado Sanitation District,
5.000%, 12/1/2018,
Optional 12/1/2011
@ 100.00, AMBAC	$125,000	$128,946
Boulder County Open Space Capital
Improvement Tr Fd,
5.400%, 8/15/2015,
Prerefunded
8/15/2010 @ 100.00	500,000	502,760
Boulder Valley School District
No Re-2,
4.500%, 12/1/2025,
Optional 6/1/2019
@ 100.00	775,000	817,423
Cherry Creek North Business
Improvement District No. 1.
5.000%, 12/1/2028,
Optional 12/1/2019
@ 100.00	875,000	906,167
City & County of Denver Board Water
Commissioners,
5.500%, 10/1/2011	250,000	265,575
City & County of Denver Justice
System,
5.000%, 8/1/2025,
Optional 8/1/2018
@ 100.00	750,000	826,260
City & County of Denver, School
District No. 1, Series A,
5.500%, 12/1/2022,
FGIC	500,000	605,520
Clear Creek County School District
Re-1,
4.300%, 12/1/2013,
Optional 12/1/2012
@ 100.00, FSA	125,000	133,320
Denver City & County School District
No. 1:
5.000%, 12/1/2018	1,000,000	1,168,580
5.250%, 12/1/2025,
Optional 6/1/2019
@ 100.00	1,500,000	1,689,480
Denver West Metropolitan District:
4.050%, 12/1/2013	500,000	516,360
4.250%, 12/1/2016,
Optional 12/1/2015
@ 100.00	140,000	133,122
Douglas & Elbert Counties School
District Re-1:
zero coupon,
12/15/2015	2,000,000	1,733,060
5.250%,
12/15/2016,
Prerefunded
12/15/2011 @
100.00, NATL-RE	500,000	534,450
5.250%,
12/15/2017,
Prerefunded
12/15/2011 @
100.00, NATL-RE	1,000,000	1,068,900

	Principal
	Amount	Market Value
5.000%,
12/15/2023,
Optional
12/15/2017 @
100.00	$1,250,000	$1,375,325
Eagle Bend, Metropolitan District 2,
4.500%, 12/1/2025,
Optional 12/1/2015
@ 100.00, RADIAN	400,000	385,336
Eagle, Garfield & Routt Counties
School District Re-50J,
5.000%, 12/1/2026,
Optional 12/1/2016
@ 100.00, FSA	2,500,000	2,697,000
Eagle-Vail Metropolitan District,
5.000%, 12/1/2029,
Optional 12/1/2019
@ 100.00	400,000	419,560
El Paso County School District 12,
5.000%, 9/15/2013,
Optional 9/15/2012
@ 100.00	1,000,000	1,088,310
El Paso County School District 2:
5.250%, 12/1/2012,
Optional 12/1/2010
@ 100.00, NATL-
RE	250,000	254,687
5.000%, 12/1/2023,
Optional 12/1/2012
@ 100.00, NATL-
RE	250,000	260,320
El Paso County School District
No. 20,
zero coupon,
12/15/2013, AGM	500,000	470,575
Evergreen Park & Recreation
District,
5.250%, 12/1/2017,
Prerefunded
12/1/2010 @
100.00, AMBAC	115,000	117,299
Garfield County, Garfield School
District Re-2:
4.750%, 12/1/2025,
Optional 12/1/2016
@ 100.00, AGM	1,000,000	1,052,350
5.000%, 12/1/2027,
Optional 12/1/2016
@ 100.00, AGM	250,000	265,585
Garfield, Pitkin & Eagle Counties
Roaring Fork School District
Re-1,
5.000%,
12/15/2020,
Optional
12/15/2014 @
100.00, AGM	500,000	538,265
Gunnison Watershed School District
No. Re 1J:
5.250%, 12/1/2024,
Optional 12/1/2018
@ 100.00	1,000,000	1,121,000

	Principal
	Amount	Market Value
5.000%, 12/1/2028,
Optional 12/1/2018
@ 100.00, Assured
Guaranty	$1,200,000	$1,297,332
Jefferson County School District
R-1:
5.250%,
12/15/2024	1,500,000	1,793,670
5.000%,
12/15/2024,
Optional
12/15/2014 @
100.00, AGM	1,000,000	1,160,580
5.250%,
12/15/2025,
Optional
12/15/2016 @
100.00, AGM	500,000	547,945
La Plata County School District 9-R:
5.250%, 11/1/2020,
Prerefunded
11/1/2012 @
100.00, NATL-RE	125,000	138,214
5.125%, 11/1/2023,
Optional 11/1/2013
@ 100.00, NATL-
RE	100,000	106,499
Larimer County, Poudre School
District R-1,
6.000%,
12/15/2017,
Prerefunded
12/15/2010 @
100.00, FGIC	1,000,000	1,025,000
Lincoln Park, Metropolitan District,
5.625%, 12/1/2020,
Optional 12/1/2017
@ 100.00	250,000	252,925
Mesa County Valley School District
51 Grand Junction:
5.000%, 12/1/2021,
Optional 12/1/2014
@ 100.00, NATL-
RE	525,000	570,927
5.000%, 12/1/2022,
Optional 12/1/2013
@ 100.00, NATL-
RE	300,000	324,822
5.000%, 12/1/2024,
Optional 12/1/2014
@ 100.00, NATL-
RE	1,000,000	1,072,070
Moffat County School District No.
Re-1 Craig,
5.250%, 12/1/2026,
Optional 12/1/2017
@ 100.00, AGM	1,030,000	1,124,853
Pitkin County Open Space
Acquisition,
5.250%, 12/1/2018,
Prerefunded
12/1/2010 @
100.00, AMBAC	340,000	346,797

WESTCORE COLORADO TAX-EXEMPT FUND AS OF JUNE 30, 2010 (continued)
(UNAUDITED)

	Principal
	Amount	Market Value
Pitkin County School District No.
001, Aspen:
5.000%, 12/1/2020,
Prerefunded
12/1/2011 @
100.00, FGIC	$150,000	$159,533
5.375%, 12/1/2026,
Optional 12/1/2019
@ 100.00	225,000	254,691
Pueblo County School District 60,
5.000%,
12/15/2022	500,000	582,815
Pueblo County School District 70,
5.000%, 12/1/2015,
Optional 12/1/2011
@ 100.00,
NATL-RE	165,000	171,484
Rio Blanco County School District
No. Re-1 Meeker,
5.250%, 12/1/2022,
Optional 12/1/2018
@ 100.00	575,000	648,134
Summit County, Summit County
School District Re-1,
5.000%, 12/1/2023,
Optional 12/1/2014,
NATL-RE FGIC	200,000	213,736
Weld & Adams County School
District Re-3,
5.000%,
12/15/2021,
Prerefunded
12/15/2014 @
100.00, AGM	200,000	232,116

Total General Obligation Bonds
(Cost $37,478,099)		39,042,983

REVENUE BONDS		47.69%
Airports		2.20%
City & County of Denver Airport
Series A Revenue:
5.000%,
11/15/2018,
Optional
11/15/2015 @
100.00, XLCA	1,000,000	1,085,390
5.250%,
11/15/2028,
Optional
11/15/2019 @
100.00	1,000,000	1,051,250
Walker Field CO Public Airport
Authority,
5.000%, 12/1/2022,
Optional 12/1/2017	500,000	490,920
		2,627,560

	Principal
	Amount	Market Value
General		3.52%
Boulder County Open Space Capital
Improvement Tr Fd,
5.000%,
12/15/2025,
Optional
12/15/2018 @
100.00	$1,000,000	$1,088,200
Boulder County Open Space Capital
Improvement Tr Fd Series A,
5.000%, 1/1/2024,
Optional
01/01/2015 @
100.00, AGM	1,645,000	1,734,735
Park Meadows Business
Improvement District Sinking
Fund,
5.000%, 12/1/2017,
Average Life
9/1/2014	250,000	244,695
Regional Transportation District,
Colorado Sales Tax Revenue
Series A,
5.000%, 11/1/2027,
Optional
11/01/2016 @
100.00, AMBAC	500,000	533,690
Town of Castle Rock Co., Sales and
Use Tax Revenue,
6.000%, 6/1/2023,
Optional 6/1/2018
@ 100.00, Assured
Guaranty	500,000	596,290
		4,197,610

Higher Education		8.43%
City of Colorado Springs, Revenue
Refunding Bonds, The
Colorado College Project,
4.375%, 6/1/2026,
Optional 6/1/2015
@ 100.00	500,000	505,810
Colorado Educational &
Cultural Facilities Authority:
5.000%, 9/1/2025,
Optional
09/01/2020 @
100.00	1,105,000	1,175,521
Pikes Peak College,
5.000%, 12/1/2021,
Optional 12/1/2011
@ 100.00, AMBAC	150,000	152,288
Regis University,
5.000%, 6/1/2020,
Optional 6/1/2011
@ 100.00, AMBAC	200,000	202,654
University of Denver:
5.000%, 3/1/2018,
Optional 9/1/2015
@ 100.00,
NATL-RE	500,000	537,745

	Principal
	Amount	Market Value
5.000%, 3/1/2021,
Optional 9/1/2015
@ 100.00, MBIA-RE
FGIC	$300,000	$314,970
Colorado School of Mines Auxiliary
Facility Revenue Enterprise:
5.250%, 12/1/2020,
Optional 12/1/2012
@ 100.00, AMBAC	85,000	87,821
5.250%, 12/1/2020,
Prerefunded
12/1/2012 @
100.00, AMBAC	420,000	465,986
Colorado State Board of Governors,
5.250%, 3/1/2024,
Optional 3/1/2017,
NATL-RE	500,000	544,695
Colorado State Board of Governors
University - Enterprise
Revenue Bonds,
5.000%, 12/1/2020,
Prerefunded
12/1/2015 @
100.00, XLCA	500,000	584,260
Colorado State College Board of
Trustees, Auxiliary Facilities
System - Enterprise
Revenue Bonds,
5.000%, 5/15/2022,
Optional
5/15/2013, MBIA	660,000	686,677
Fort Lewis College Board,
4.625%, 10/1/2026,
Optional
10/17/2017 @
100.00, NATL-RE	500,000	505,950
Mesa State College, Auxiliary Facility
Enterprise Revenue,
5.700%, 5/15/2026,
Optional
11/15/2017 @
100.00	250,000	306,660
University of Colorado Enterprise
Systems Revenue Series A:
5.100%, 6/1/2016,
Prerefunded
6/1/2011 @ 100.00	150,000	156,431
5.375%, 6/1/2026,
Prerefunded
6/1/2011 @ 100.00	325,000	339,735
University of Colorado Enterprise
Systems Revenue Series B:
5.000%, 6/1/2024,
Prerefunded
6/1/2013 @ 100.00,
FGIC	150,000	167,856
5.000%, 6/1/2026,
Optional 6/1/2015
@ 100.00, NATL-
RE	750,000	792,982

WESTCORE COLORADO TAX-EXEMPT FUND AS OF JUNE 30, 2010 (continued)
(UNAUDITED)

	Principal
	Amount	Market Value
University of Northern Colorado
Auxiliary Facilities:
5.000%, 6/1/2016,
Optional 6/1/2011
@ 100.00, AMBAC	$500,000	$509,545
5.000%, 6/1/2023,
Optional 6/1/2011
@ 100.00, AMBAC	250,000	252,385
Western State College,
5.000%, 5/15/2034,
Optional 5/15/2019
@ 100.00	500,000	512,560
Western State College Series A,
5.000%, 5/15/2024,
Optional
05/15/2020 @
100.00	1,160,000	1,256,628
		10,059,159

Medical		13.07%
Aspen Valley Hospital District,
5.000%,
10/15/2021,
Optional
10/15/2016 @
100.00	600,000	568,710
Aurora Colorado Hospital Revenue,
Children’s Hospital,
5.000%, 12/1/2022,
Optional 12/1/2018
@ 100.00, AGM	1,000,000	1,071,470
Colorado Health Facilities Authority
Revenue, Adventist Sunbelt:
5.125%,
11/15/2020,
Prerefunded
11/15/2016 @
100.00	345,000	404,564
5.250%,
11/15/2027,
Optional
11/15/2016 @
100.00(1)	1,000,000	1,019,410
Colorado Health Facilities Authority
Revenue, Catholic Health
Initiatives:
5.250%, 9/1/2021,
Prerefunded
9/1/2011 @ 100.00	500,000	527,320
5.250%, 7/1/2024,
Optional 7/1/2019
@ 100.00	1,000,000	1,070,190
5.500%, 3/1/2032,
Escrowed to
maturity, Callable
3/1/2012 @ 100.00	500,000	523,040
Colorado Health Facilities Authority
Revenue, Covenant Retirement
Communities Inc.,
5.250%, 12/1/2025,
Optional 12/1/2015
@ 100.00	500,000	480,575

	Principal
	Amount	Market Value
Colorado Health Facilities Authority
Revenue, Evangelical
Lutheran:
5.250%, 6/1/2020,
Optional 6/1/2016
@ 100.00	$500,000	$514,530
5.250%, 6/1/2023,
Optional 6/1/2016
@100.00	400,000	407,080
Colorado Health Facilities Authority
Revenue, Park View Medical
Center:
5.000%, 9/1/2010	205,000	205,711
5.000%, 9/1/2011	210,000	214,549
5.000%, 9/1/2020,
Optional 9/15/2015
@ 100.00	450,000	458,352
5.000%, 9/1/2025,
Optional 9/1/2017
@ 100.00	450,000	448,551
Colorado Health Facilities Authority
Revenue, Vail Valley Medical
Center,
5.000%, 1/15/2020,
Optional 1/15/2015
@ 100.00	940,000	962,898
Colorado Health Facilities Authority
Revenue, Valley View Hospital
Association,
5.000%, 5/15/2027,
Optional 5/15/2017
@ 100.00	250,000	243,320
Colorado Health Facilities Authority
Revenue, Yampa Valley Medical
Center,
5.000%, 9/15/2022,
Optional 9/15/2017
@ 100.00	850,000	833,978
Colorado Health Facilities Authority,
Poudre Valley Health, Series A,
5.000%, 3/1/2025,
Optional 3/1/2015
@ 100.00	1,000,000	1,006,120
Denver Health & Hospital Authority:
5.000%, 12/1/2018,
Optional 12/1/2016	500,000	505,435
5.000%, 12/1/2020,
Optional 12/1/2016	500,000	495,975
6.000%, 12/1/2031,
Prerefunded
12/1/2011 @ 100.00	2,000,000	2,152,100
University of Colorado Hospital
Authority:
5.250%,
11/15/2022,
Callable upon
30 days notice @
100.00, AMBAC	1,000,000	1,000,320

Principal
Amount		Market Value
5.600%,
11/15/2031,
Prerefunded
11/15/2011
@100.00	$445,000	$475,683
		15,589,881

Other		0.17%
Boulder County, (Atmospheric
Research),
5.000%, 9/1/2022,
Optional 9/1/2011
@ 100.00, NATL-
RE	200,000	203,260

Special Tax		6.89%
Aurora Colorado Golf Course
Enterprise:
4.125%, 12/1/2013	110,000	111,023
4.250%, 12/1/2014	125,000	125,045
4.375%, 12/1/2015	125,000	122,843
Broomfield Sales & Use Tax,
5.200%, 12/1/2017,
Optional 12/1/2012
@ 100.00, AMBAC	500,000	528,760
Colorado Educational & Cultural
Facilities Authority:
Academy Charter
School:
5.000%,
12/15/2015,
Mandatory Sinking
Fund 12/15/2013 @
100.00	390,000	412,409
5.000%,
12/15/2021,
Optional
12/15/2015 @
100.00, MORAL
OBLG	180,000	185,589
4.625%,
12/15/2028,
Optional
12/15/2015 @
100.00, MORAL
OBLG	250,000	241,120
Ave Maria School,
6.000%, 12/1/2016,
RADIAN,
Prerefunded
12/1/2010 @ 100.00	125,000	127,618
Bromley East Charter School,
5.125%, 9/15/2025,
Optional 9/15/2015
@ 100.00, XLCA	500,000	510,810
Kent Denver School:
5.000%, 10/1/2019	115,000	125,004
5.000%, 10/1/2030,
Optional 10/1/2019
@ 100.00	500,000	505,495

WESTCORE COLORADO TAX-EXEMPT FUND AS OF JUNE 30, 2010 (continued)
(UNAUDITED)

	Principal
	Amount	Market Value
Denver City & County Golf
Enterprise:
5.500%, 9/1/2012,
Mandatory Sinking
Fund 9/1/2010 @
100.00	$250,000	$255,242
4.600%, 9/1/2015	185,000	186,424
5.000%, 9/1/2018,
Optional 9/1/2016
@ 100.00	350,000	351,264
5.000%, 9/1/2019,
Optional 9/1/2016
@ 100.00	500,000	498,875
Grand Junction Leasing Authority
Capital Improvement:
5.000%, 6/15/2020,
Optional 6/15/2016
@ 100.00, NATL-
RE	390,000	424,620
5.000%, 6/15/2023,
Optional 6/15/2016
@ 100.00, NATL-
RE	390,000	419,398
Greeley, Weld County Sales & Use Tax,
5.150%, 10/1/2015,
Prerefunded
10/1/2010 @
100.00, NATL-RE	500,000	505,740
Longmont, Boulder County Sales &
Use Tax,
5.500%,
11/15/2015,
Prerefunded
11/15/2010 @
100.00	300,000	305,604
Northwest Parkway Public Highway
Authority Revenue,
zero coupon,
6/15/2025,
convertible
to 5.80% until
6/15/2025, AGM,
Prerefunded
6/15/2016 @ 100.00	960,000	1,088,784
Superior Open Space Sales & Use Tax:
4.625%, 6/1/2015	100,000	104,110
4.750%, 6/1/2017,
Optional 6/1/2016
@ 100.00	325,000	334,591
Thornton, Adams County Sales &
Use Tax, Open Space & Parks,
5.250%, 9/1/2016,
Optional 9/1/2011
@ 100.00, AGM	500,000	521,280
Westminster Sales & Use Tax,
5.000%, 12/1/2014,
Optional 12/1/2011
@ 100.00	220,000	230,237
		8,221,885

	Principal
	Amount	Market Value
Utility		13.41%
Arapahoe County Water &
Wastewater Authority Revenue,
4.250%, 12/1/2025,
Optional 12/1/2016
@ 100.00, AGM	$450,000	$461,142
Arkansas River Power Authority,
5.875%, 10/1/2026,
SF 10/1/2022,
XLCA	1,000,000	1,047,950
Boulder County Water & Sewer,
5.300%, 12/1/2012,
Prerefunded
12/1/2010 @ 100.00	125,000	127,524
Brighton Colorado Water Activity
Enterprise,
5.000%, 12/1/2029,
Optional 12/1/2019
@ 100.00	1,515,000	1,613,142
Broomfield Water Activity
Enterprise:
5.500%, 12/1/2018,
Optional 12/1/2010
@ 101.00, NATL-
RE	500,000	512,365
4.750%, 12/1/2022,
Optional 12/1/2012
@ 100.00, NATL-
RE	125,000	126,722
Colorado Springs Colorado Utilities
Revenue,
5.000%,
11/15/2027,
Optional
11/15/2019 @
100.00	1,500,000	1,549,065
Colorado Water Resources &
Power Development Authority,
Drinking Water,
5.000%, 9/1/2017,
Optional 9/1/2012
@ 100.00	500,000	530,025
Colorado Water Resources & Power
Development Authority, Parker
Water & Sanitation District,
5.000%, 9/1/2026,
Optional 9/1/2014
@ 100.00,
NATL-RE	500,000	500,710
Colorado Water Resources & Power
Development Authority, Small
Water Resources:
5.700%, 11/1/2015,
Optional 11/1/2010
@ 100.00, FGIC	265,000	267,708
5.700%, 11/1/2015,
Prerefunded
11/1/2010 @
100.00, FGIC	235,000	238,948

	Principal
	Amount	Market Value
5.800%, 11/1/2020,
Optional 11/1/2010
@ 100.00,
NATL-RE FGIC	$800,000	$806,776
Colorado Water Resources & Power
Development Authority, Waste
Water Revolving Fund,
5.500%, 9/1/2019	500,000	602,045
Denver City & County Board of Water
Commissioners,
5.000%,
12/15/2029,
Optional
12/15/2017 @
100.00, AGM	1,500,000	1,597,680
Eagle River Water & Sanitation
District,
5.000%, 12/1/2029,
Optional 12/1/2019
@ 100.00, Assured
Guaranty	450,000	473,067
Fort Collins Colorado Waste Water
Utility Enterprise:
5.000%, 12/1/2026,
Optional 12/1/2018
@ 100.00	1,000,000	1,093,870
5.000%, 12/1/2027,
Optional 12/1/2018
@ 100.00	465,000	505,850
Fort Collins, Larimer County
Colorado Stormwater Utilities,
4.875%, 12/1/2020,
Optional 12/1/2012
@ 100.00, AMBAC	250,000	258,490
Golden Colorado Water & Waste
Treatment,
4.950%,
11/15/2022,
Optional
11/15/2013 @
100.00, AGM	150,000	157,850
Greeley Colorado Water Revenue,
4.200%, 8/1/2024,
Optional 8/1/2016
@ 100.00, NATL-RE	1,200,000	1,217,964
Platte River Power Authority,
5.000%, 6/1/2027,
Optional 6/1/2019
@ 100.00	1,500,000	1,630,110
Pueblo County Pollution Control
Public Service of Colorado
Project,
5.100%, 1/1/2019,
Optional 1/1/2011
@ 100.00, AMBAC	150,000	150,756
Thornton Colorado Water
Enterprise,
5.000%, 12/1/2021,
Optional 12/1/2014
@ 100.00, MBIA	500,000	536,245
		16,006,004

WESTCORE COLORADO TAX-EXEMPT FUND AS OF JUNE 30, 2010 (continued)
(UNAUDITED)

	Shares/Principal
	Amount	Market Value
Total Revenue Bonds
(Cost $55,858,637)		$56,905,359

MONEY MARKET MUTUAL FUNDS		4.37%
Fidelity Institutional
Money Market Tax
Exempt - Class I (7
Day Yield 0.116%)	5,216,397	5,216,397

Total Money Market Mutual Funds
(Cost $5,216,397)		5,216,397

Total Investments
(Cost $115,524,539)	99.40%	118,610,857

Other Assets in Excess
of Liabilities	0.60%	712,811

Net Assets	100.00%	$119,323,668

Westcore Colorado Tax-Exempt Fund
Country Breakdown as of June 30, 2010
(Unaudited)
Country	Market Value	%
United States	$118,610,857	99.40%
Total Investments	118,610,857	99.40%
Other Assets in Excess
of Liabilities	712,811	0.60%
Net Assets	$119,323,668	100.00%

Please note the country classification is based on the domicile of the issuer.

Investment classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another. Investment classifications are unaudited.

(1) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

See Notes to Financial Statements.

COMMON ABBREVIATIONS
AB	Aktiebolag is the Swedish equivalent of the term corporation.
ADR	American Depositary Receipt
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
AGM	Assured Guaranty Municipal
AMBAC	Ambac Financial Group Inc.
BV	Besloten Vennootschap is a Dutch private limited liability company.
FDIC	Federal Deposit Insurance Corp.
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Farm Service Agency
GNMA	Government National Mortgage Association
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
MBIA	MBIA Inc. delivers credit enhancement for the obligations of debt such as municipal bonds. The purchase of municipal bond insurance is used to improve or enhance the credit rating of a borrower’s debt financing.
MORAL OBLG	Charter School Moral Obligation Program. Moral Obligation bonds are revenue-backed, state issued municipal bonds, whose principal and interest is backed by the moral, but not legal, obligation of a state government.
MTN	Medium Term Note followed by applicable series
NA	National Association
NATL-RE	Third party insurer for municipal debt securities.
N.V.	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	Public Limited Co.
RADIAN	Radian Group Inc.
REIT	Real Estate Investment Trust
S.A.	Generally designates corporations in various countries, mostly those employing the civil law. This translates literally in all languages mentioned as anonymous company.
SBA	Small Business Administration
SF	Sinking Fund
S.p.A.	Società Per Azioni is an Italian shared company.
SUB	Subordinated Income Note
XLCA	XL Capital Assurance Inc. delivers credit enhancement for the obligations of debt such as municipal bonds

WESTCORE EQUITY FUNDS AS OF JUNE 30, 2010 (UNAUDITED)

	Westcore	Westcore	Westcore	Westcore	Westcore	Westcore
	Growth	MIDCO	Select	Blue Chip	Mid-Cap	Small-Cap
	Fund	Growth Fund	Fund	Fund	Value Fund	Opportunity Fund
Assets
Investments at value (cost - see below)	$96,751,222	$110,720,591	$136,959,927	$32,847,538	$44,823,303	$37,460,158
Cash and cash equivalents	0	0	0	0	0	0
Foreign cash at value (cost - see below)	0	0	0	0	0	0
Receivable for investment securities sold	1,033,865	2,226,669	6,608,202	658,155	0	229,913
Dividends and interest receivable	66,519	47,676	38,957	27,854	106,264	36,140
Receivable for fund shares subscribed	37,239	8,129	635,948	53,225	9,979	11,291
Investment for trustee deferred
compensation plan	24,961	345,776	7,787	39,511	4,403	34,794
Receivable due from advisor	0	0	0	0	0	0
Prepaid and other assets	20,373	18,944	14,842	13,672	8,729	16,295
Total Assets	97,934,179	113,367,785	144,265,663	33,639,955	44,952,678	37,788,591

Liabilities
Payable for investment
securities purchased	1,024,473	479,493	0	675,040	101,984	25,475
Payable for fund shares redeemed	515,455	56,955	40,004	5,017	0	6,292
Payable for investment advisory fee	52,178	62,455	77,797	11,110	29,239	23,657
Payable for administration fee	15,125	16,863	20,166	5,106	6,569	6,108
Payable for shareholder servicing	5,808	3,162	7,647	452	2,141	1,287
Payable for trustee deferred
compensation plan	24,961	345,776	7,787	39,511	4,403	34,794
Payable for chief compliance officer fee	513	678	602	198	295	258
Other payables	29,990	35,638	26,802	21,043	21,411	20,829
Total Liabilities	1,668,503	1,001,020	180,805	757,477	166,042	118,700
Net Assets	$96,265,676	$112,366,765	$144,084,858	$32,882,478	$44,786,636	$37,669,891

Net Assets Consist of:
Paid-in capital	$119,775,210	$122,017,968	$150,212,813	$34,088,790	$59,515,881	$38,989,807
(Over)/Undistributed net
investment income	(98,909)	(508,789)	(256,941)	67,650	103,743	(22,809)
Accumulated net realized loss on
investments and foreign
currency transactions	(37,056,737)	(22,331,462)	(948,960)	(2,485,306)	(15,101,328)	(3,023,762)
Net unrealized appreciation/
(depreciation) on investments and
translation of assets and liabilities
denominated in foreign currencies	13,646,112	13,189,048	(4,922,054)	1,211,344	268,340	1,726,655
Net Assets	$96,265,676	$112,366,765	$144,084,858	$32,882,478	$44,786,636	$37,669,891

Net Assets:
Retail Class	$93,501,100	$79,969,591	$144,084,858	$14,228,710	$44,786,636	$34,619,481
Institutional Class	2,764,576	32,397,174	N/A	18,653,768	N/A	3,050,410
Shares of Beneficial Interest Outstanding:
Retail Class	9,568,720	15,669,871	9,068,493	1,476,048	3,007,122	1,244,592
Institutional Class	282,658	6,323,634	N/A	1,933,690	N/A	109,123
Net Asset Value and Redemption Price
Per Share (Net Assets Per
Share Outstanding)
Retail Class	$9.77	$5.10	$15.89	$9.64	$14.89	$27.82
Institutional Class	9.78	5.12	N /A	9.65	N /A	27.95

Cost of Investments	$83,105,110	$97,531,543	$141,881,981	$31,636,194	$44,554,963	$35,733,503
Cost of Foreign Currency Held	$0	$0	$0	$0	$0	$0

See Notes to Financial Statements.

AS OF JUNE 30, 2010 (UNAUDITED)

	WESTCORE EQUITY FUNDS			WESTCORE BOND FUNDS
	Westcore	Westcore	Westcore	Westcore	Westcore	Westcore
	Small-Cap	Micro-Cap	International	Flexible	Plus Bond	Colorado
	Value Fund	Opportunity Fund	Frontier Fund	Income Fund	Fund	Tax-Exempt Fund
Assets
Investments at value (cost - see below)	$268,280,717	$2,093,357	$34,084,263	$68,955,860	$1,591,968,121	$118,610,857
Cash and cash equivalents	0	0	0	2	40,602,074	0
Foreign cash at value (cost - see below)	0	0	117,069	0	0	0
Receivable for investment securities sold	1,605,951	0	653,114	8,864	44,382	0
Dividends and interest receivable	343,416	1,250	41,775	1,061,811	15,144,388	767,816
Receivable for fund shares subscribed	174,032	0	61,947	17,450	1,123,088	29,566
Investment for trustee deferred
compensation plan	1,290	0	6,925	23,256	54,006	25,258
Receivable due from advisor	0	5,346	0	0	0	0
Prepaid and other assets	20,213	15,459	10,410	26,059	57,424	4,223
Total Assets	270,425,619	2,115,412	34,975,503	70,093,302	1,648,993,483	119,437,720

Liabilities
Payable for investment
securities purchased	3,013,336	0	475,144	0	40,600,961	0
Payable for fund shares redeemed	134,940	0	39,269	41,671	1,410,145	1,601
Payable for investment advisory fee	211,789	0	22,496	19,057	315,193	27,488
Payable for administration fee	38,097	893	4,499	10,284	206,424	15,209
Payable for shareholder servicing	11,179	85	1,709	3,095	71,155	6,057
Payable for trustee deferred
compensation plan	1,290	0	6,925	23,256	54,006	25,258
Payable for chief compliance officer fee	1,566	6	153	417	8,483	726
Other payables	50,483	14,074	20,952	37,688	240,870	37,713
Total Liabilities	3,462,680	15,058	571,147	135,468	42,907,237	114,052
Net Assets	$266,962,939	$2,100,354	$34,404,356	$69,957,834	$1,606,086,246	$119,323,668

Net Assets Consist of:
Paid-in capital	$304,448,048	$2,310,268	$40,877,280	$118,679,708	$1,570,530,885	$116,298,199
(Over)/Undistributed net
investment income	1,458,790	(1,518)	303,756	(191,884)	(7,340)	(16,077)
Accumulated net realized loss
on investments and foreign
currency transactions	(58,376,326)	(270,219)	(10,108,231)	(32,340,260)	(9,103,606)	(44,772)
Net unrealized appreciation/
(depreciation) on investments and
translation of assets and liabilities
denominated in foreign currencies	19,432,427	61,823	3,331,551	(16,189,730)	44,666,307	3,086,318
Net Assets	$266,962,939	$2,100,354	$34,404,356	$69,957,834	$1,606,086,246	$119,323,668

Net Assets:
Retail Class	$196,830,702	$2,100,354	$34,404,356	$68,679,903	$1,416,686,879	$119,323,668
Institutional Class	70,132,237	N/A	N/A	1,277,931	189,399,367	N/A
Shares of Beneficial Interest Outstanding:
Retail Class	20,261,465	233,922	2,907,337	8,486,887	131,817,584	10,587,503
Institutional Class	7,221,877	N/A	N/A	158,561	17,638,701	N/A
Net Asset Value and Redemption Price
Per Share (Net Assets Per
Share Outstanding)
Retail Class	$9.71	$8.98	$11.83	$8.09	$10.75	$11.27
Institutional Class	9.71	N/A	N/A	8.06	10.74	N/A

Cost of Investments	$248,848,290	$2,031,534	$30,753,147	$85,145,590	$1,547,301,814	$115,524,539
Cost of Foreign Currency Held	$0	$0	$113,616	$0	$0	$0
See Notes to Financial Statements.

WESTCORE EQUITY FUNDS FOR THE SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)

	Westcore	Westcore	Westcore	Westcore	Westcore	Westcore
	Growth	MIDCO	Select	Blue Chip	Mid-Cap	Small-Cap
	Fund	Growth Fund	Fund	Fund	Value Fund	Opportunity Fund
Investment Income
Dividends, net of foreign taxes*	$532,517	$458,612	$281,112	$279,702	$399,304	$214,664
Interest	661	595	1,232	99	91	319
Other Income	0	0	0	0	0	0
Total Income	533,178	459,207	282,344	279,801	399,395	214,983

Expenses
Investment advisory fee	373,624	397,397	327,193	120,583	186,284	192,532
Administrative fee	102,863	105,293	85,483	34,062	42,279	37,718
Shareholder servicing reimbursement -
Retail Class	41,821	20,117	33,038	3,122	13,975	7,583
Transfer agent fees	14,755	23,567	18,302	11,890	11,135	11,607
Fund accounting fees and expenses	22,538	19,990	17,905	17,723	17,228	21,270
Legal fees	2,112	2,465	1,952	762	1,003	843
Printing fees	11,566	8,405	6,890	2,513	3,538	2,861
Registration fees	15,944	14,669	11,953	9,176	8,783	13,726
Audit and tax preparation fees	8,666	8,668	7,158	7,128	7,125	6,412
Custodian fees	3,408	6,515	7,244	1,626	2,789	3,727
Insurance	2,437	2,241	1,117	702	907	634
Trustee fees and expenses	5,956	6,905	5,623	2,012	2,799	2,370
Chief compliance officer fee	1,870	2,273	1,973	654	927	806
Other	7,730	4,391	5,103	4,327	3,425	5,006
Total expenses before waivers	615,290	622,896	530,934	216,280	302,197	307,095
Expenses waived by:
Investment advisor
Retail Class	0	0	0	(7,684)	0	(37,455)
Institutional Class	(17,466)	(9,486)	N/A	(15,938)	N/A	(19,919)
Administrator
Retail Class	0	0	0	(340)	0	(1,153)
Institutional Class	0	0	N/A	0	N/A	0
Net Expenses	597,824	613,410	530,934	192,318	302,197	248,568
Net Investment Income/(Loss)	(64,646)	(154,203)	(248,590)	87,483	97,198	(33,585)

Realized and Unrealized Gain/(Loss):
Net realized gain on investments	8,312,192	11,442,118	4,039,437	769,325	1,488,480	570,079
Net change in unrealized appreciation/
(depreciation) on investments	(18,531,974)	(13,155,090)	(12,609,180)	(4,671,058)	(2,595,779)	(1,200,834)
Net Realized And Unrealized Loss	(10,219,782)	(1,712,972)	(8,569,743)	(3,901,733)	(1,107,299)	(630,755)
Net Decrease In Net Assets Resulting
From Operations	$(10,284,428)	$(1,867,175)	$(8,818,333)	$(3,814,250)	$(1,010,101)	$(664,340)

* Foreign tax withholdings	$882	$0	$0	$5,361	$0	$0

See Notes to Financial Statements.

FOR THE SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)

	WESTCORE EQUITY FUNDS			WESTCORE BOND FUNDS
	Westcore	Westcore	Westcore	Westcore	Westcore	Westcore
	Small-Cap	Micro-Cap	International	Flexible	Plus Bond	Colorado
	Value Fund	Opportunity Fund	Frontier Fund	Income Fund	Fund	Tax-Exempt Fund
Investment Income
Dividends, net of foreign taxes*	$2,943,017	$8,812	$524,606	$270,909	$313,738	$0
Interest	2,472	16	235	2,534,390	36,000,586	2,372,467
Other Income	0	0	0	104,036	182,240	0
Total Income	2,945,489	8,828	524,841	2,909,335	36,496,564	2,372,467

Expenses
Investment advisory fee	1,345,368	9,421	200,047	163,563	3,416,090	278,453
Administrative fee	228,882	6,562	28,366	66,847	1,291,947	94,778
Shareholder servicing reimbursement -
Retail Class	69,217	480	9,879	22,388	457,274	36,001
Transfer agent fees	11,841	8,144	10,206	15,159	108,487	10,079
Fund accounting fees and expenses	38,154	23,463	24,824	24,712	174,389	31,051
Legal fees	5,550	41	695	1,426	28,334	2,130
Printing fees	19,114	215	2,188	5,113	104,443	8,002
Registration fees	19,142	8,711	8,939	16,597	41,689	2,306
Audit and tax preparation fees	8,651	5,144	7,126	10,694	13,969	9,169
Custodian fees	8,095	41	5,678	4,162	48,869	3,790
Insurance	4,409	33	621	1,401	26,799	1,880
Trustee fees and expenses	15,331	103	1,828	3,984	83,300	6,616
Chief compliance officer fee	5,160	32	603	1,314	27,707	2,244
Other	21,512	3,242	3,350	2,229	39,023	6,303
Total expenses before waivers	1,800,426	65,632	304,350	339,589	5,862,320	492,802
Expenses waived by:
Investment advisor
Retail Class	(50,975)	(51,756)(a)	(52,864)	(10,453)	(1,473,633)	(124,029)
Institutional Class	(27,146)	N/A	N/A	(16,781)	(193,295)	N/A
Administrator
Retail Class	(1,649)	(1,589)	(1,378)	(619)	(87,433)	(6,783)
Institutional Class	0	N/A	N/A	0	0	N/A
Net Expenses	1,720,656	12,287	250,108	311,736	4,107,959	361,990
Net Investment Income/(Loss)	1,224,833	(3,459)	274,733	2,597,599	32,388,605	2,010,477

Realized and Unrealized Gain/(Loss):
Net realized gain/(loss) on investments	6,820,609	136,003	2,345,351	(881,574)	(2,518,994)	13,139
Net realized loss on foreign
currency transactions	0	0	(193,441)	0	0	0
Net change in unrealized appreciation/
(depreciation) on investments	(4,574,728)	(111,043)	(382,294)	1,833,605	49,151,119	780,139
Net change in unrealized appreciation/
(depreciation) on translation of
assets and liabilities denominated
in foreign currencies	0	0	(1,691,076)	0	0	0
Net Realized And Unrealized Gain	2,245,881	24,960	78,540	952,031	46,632,125	793,278
Net Increase In Net Assets
Resulting From Operations	$3,470,714	$21,501	$353,273	$3,549,630	$79,020,730	$2,803,755

* Foreign tax withholdings	$5,144	$0	$39,301	$0	$0	$0

(a) Includes $42,335 which represents a reimbursement of operating expenses by the Investment Advisor.

See Notes to Financial Statements.

	Westcore Growth Fund		Westcore MIDCO Growth Fund		Westcore Select Fund
	Six Months Ended		Six Months Ended		Six Months Ended
	June 30, 2010	Year Ended	June 30, 2010	Year Ended	June 30, 2010	Year Ended
	(Unaudited)	December 31, 2009	(Unaudited)	December 31, 2009	(Unaudited)	December 31, 2009
Increase/(Decrease) in Net Assets from:

Operations:
Net investment (loss)	$(64,646)	$(60,662)	$(154,203)	$(173,732)	$(248,590)	$(123,724)
Net realized gain/(loss)	8,312,192	(4,924,071)	11,442,118	1,929,341	4,039,437	7,298,621
Change in unrealized net appreciation or depreciation	(18,531,974)	45,496,139	(13,155,090)	38,728,604	(12,609,180)	8,719,781
Net increase/(decrease) in net assets
resulting from operations	(10,284,428)	40,511,406	(1,867,175)	40,484,213	(8,818,333)	15,894,678

Distributions to Shareholders (Note 1):
From net investment income
Retail Class	0	(49,492)	0	0	0	0
Institutional Class	0	(6,323)	0	0	N/A	N/A
From net realized capital gains
Retail Class	0	0	0	0	0	0
Institutional Class	0	0	0	0	N/A	N/A
From paid in capital
Retail Class	0	0	0	0	0	0
Institutional Class	0	0	0	0	N/A	N/A
Decrease in net assets from distributions
to shareholders	0	(55,815)	0	0	0	0

Beneficial Interest Transactions (Note 2):
Shares sold
Retail Class	12,505,555	8,593,753	2,880,800	9,101,131	96,915,989	37,806,833
Institutional Class	725,759	474,280	735,752	3,182,337	N/A	N/A
Shares issued in reinvestment of distributions
Retail Class	0	48,901	0	0	0	0
Institutional Class	0	6,323	0	0	N/A	N/A
Cost of Shares Redeemed
Retail Class	(29,504,436)	(61,040,326)	(7,163,546)	(17,402,732)	(11,229,038)	(14,737,524)
Institutional Class	(252,063)	(445,131)	(1,927,089)	(4,038,221)	N/A	N/A
Net increase/(decrease) resulting from
beneficial interest transactions	(16,525,185)	(52,362,200)	(5,474,083)	(9,157,485)	85,686,951	23,069,309
Redemption Fees	210	10,209	930	2,786	16,841	12,493
Net Increase/(Decrease) In Net Assets	(26,809,403)	(11,896,400)	(7,340,328)	31,329,514	76,885,459	38,976,480

Net Assets:
Beginning of year	123,075,079	134,971,479	119,707,093	88,377,579	67,199,399	28,222,919
End of year or period*	$96,265,676	$123,075,079	$112,366,765	$119,707,093	$144,084,858	$67,199,399

*Including overdistributed net investment
income of:	$(98,909)	$(34,263)	$(508,789)	$(354,586)	$(256,941)	$(8,351)

See Notes to Financial Statements.

	Westcore Blue Chip Fund		Westcore Mid-Cap Value Fund		Westcore Small-Cap Opportunity Fund
	Six Months Ended		Six Months Ended		Six Months Ended
	June 30, 2010	Year Ended	June 30, 2010	Year Ended	June 30, 2010	Year Ended
	(Unaudited)	December 31, 2009	(Unaudited)	December 31, 2009	(Unaudited)	December 31, 2009
Increase/(Decrease) in Net Assets from:

Operations:
Net investment income/(loss)	$87,483	$223,446	$97,198	$342,244	$(33,585)	$41,421
Net realized gain/(loss)	769,325	(1,577,816)	1,488,480	(3,250,766)	570,079	(1,515,789)
Change in unrealized net appreciation or depreciation	(4,671,058)	10,912,033	(2,595,779)	15,564,766	(1,200,834)	8,902,360
Net increase/(decrease) in net assets
resulting from operations	(3,814,250)	9,557,663	(1,010,101)	12,656,244	(664,340)	7,427,992

Distributions to Shareholders (Note 1):
From net investment income
Retail Class	0	(70,396)	0	(327,999)	0	0
Institutional Class	0	(129,604)	N/A	N/A	0	0
From net realized capital gains
Retail Class	0	0	0	0	0	0
Institutional Class	0	0	N/A	N/A	0	0
From paid in capital
Retail Class	0	0	0	0	0	0
Institutional Class	0	0	N/A	N/A	0	0
Decrease in net assets from distributions
to shareholders	0	(200,000)	0	(327,999)	0	0

Beneficial Interest Transactions (Note 2):
Shares sold
Retail Class	378,303	893,575	3,846,816	9,049,301	6,147,589	13,259,822
Institutional Class	202,530	374,940	N/A	N/A	184,862	340,084
Shares issued in reinvestment of distributions
Retail Class	0	61,177	0	281,297	0	0
Institutional Class	0	120,926	N/A	N/A	0	0
Cost of Shares Redeemed
Retail Class	(1,128,696)	(5,164,852)	(6,622,624)	(13,801,819)	(3,298,294)	(3,610,486)
Institutional Class	(973,025)	(2,017,304)	N/A	N/A	(253,295)	(226,379)
Net increase/(decrease) resulting from
beneficial interest transactions	(1,520,888)	(5,731,538)	(2,775,808)	(4,471,221)	2,780,862	9,763,041
Redemption Fees	103	293	53	1,470	893	8,776
Net Increase/(Decrease) In Net Assets	(5,335,035)	3,626,418	(3,785,856)	7,858,494	2,117,415	17,199,809

Net Assets:
Beginning of year	38,217,513	34,591,095	48,572,492	40,713,998	35,552,476	18,352,667
End of year or period*	$32,882,478	$38,217,513	$44,786,636	$48,572,492	$37,669,891	$35,552,476

*Including (over)/undistributed net investment
income of:	$67,650	$(19,833)	$103,743	$6,545	$(22,809)	$10,776

See Notes to Financial Statements.

	Westcore Small-Cap Value Fund		Westcore Micro-Cap Opportunity Fund		Westcore International Frontier Fund
	Six Months Ended		Six Months Ended		Six Months Ended
	June 30, 2010	Year Ended	June 30, 2010	Year Ended	June 30, 2010	Year Ended
	(Unaudited)	December 31, 2009	(Unaudited)	December 31, 2009	(Unaudited)	December 31, 2009
Increase/(Decrease) in Net Assets from:

Operations:
Net investment income/(loss)	$1,224,833	$2,802,539	$(3,459)	$3,602	$274,733	$418,049
Net realized gain/(loss)	6,820,609	(41,174,848)	136,003	(216,470)	2,151,910	(5,387,665)
Change in unrealized net appreciation or depreciation	(4,574,728)	85,456,065	(111,043)	387,555	(2,073,370)	16,965,593
Net increase in net assets
resulting from operations	3,470,714	47,083,756	21,501	174,687	353,273	11,995,977

Distributions to Shareholders (Note 1):
From net investment income
Retail Class	0	(1,993,752)	0	(6,600)	0	(365,000)
Institutional Class	0	(576,246)	N/A	N/A	N/A	N/A
From net realized capital gains
Retail Class	0	0	0	0	0	0
Institutional Class	0	0	N/A	N/A	N/A	N/A
From paid in capital
Retail Class	0	0	0	0	0	0
Institutional Class	0	0	N/A	N/A	N/A	N/A
Decrease in net assets from distributions
to shareholders	0	(2,569,998)	0	(6,600)	0	(365,000)

Beneficial Interest Transactions (Note 2):
Shares sold
Retail Class	35,630,221	78,394,493	708,634	1,325,689	6,214,170	6,126,911
Institutional Class	26,365,029	31,762,269	N/A	N/A	N/A	N/A
Shares issued in reinvestment of distributions
Retail Class	0	1,644,043	0	6,512	0	304,408
Institutional Class	0	533,584	N/A	N/A	N/A	N/A
Cost of Shares Redeemed
Retail Class	(34,473,572)	(72,844,070)	(553,562)	(681,139)	(4,521,606)	(3,989,040)
Institutional Class	(8,497,493)	(8,514,207)	N/A	N/A	N/A	N/A
Net increase resulting from
beneficial interest transactions	19,024,185	30,976,112	155,072	651,062	1,692,564	2,442,279
Redemption Fees	10,734	147,991	0	631	2,141	803
Net Increase In Net Assets	22,505,633	75,637,861	176,573	819,780	2,047,978	14,074,059

Net Assets:
Beginning of year or period	244,457,306	168,819,445	1,923,781	1,104,001	32,356,378	18,282,319
End of year or period*	$266,962,939	$244,457,306	$2,100,354	$1,923,781	$34,404,356	$32,356,378

*Including (over)/undistributed net investment
income of:	$1,458,790	$233,957	$(1,518)	$1,941	$303,756	$29,023

See Notes to Financial Statements.

	Westcore Flexible Income Fund		Westcore Plus Bond Fund		Westcore Colorado Tax-Exempt Fund
	Six Months Ended		Six Months Ended		Six Months Ended
	June 30, 2010	Year Ended	June 30, 2010	Year Ended	June 30, 2010	Year Ended
	(Unaudited)	December 31, 2009	(Unaudited)	December 31, 2009	(Unaudited)	December 31, 2009
Increase/(Decrease) in Net Assets from:

Operations:
Net investment income	$2,597,599	$5,047,312	$32,388,605	$56,426,582	$2,010,477	$3,096,475
Net realized gain/(loss)	(881,574)	(5,157,372)	(2,518,994)	1,286,110	13,139	33,109
Change in unrealized net appreciation or depreciation	1,833,605	23,393,268	49,151,119	71,091,866	780,139	4,852,874
Net increase in net assets
resulting from operations	3,549,630	23,283,208	79,020,730	128,804,558	2,803,755	7,982,458

Distributions to Shareholders (Note 1):
From net investment income
Retail Class	(2,455,522)	(4,923,185)	(28,577,525)	(52,089,178)	(2,014,639)	(3,085,601)
Institutional Class	(46,148)	(76,818)	(3,552,824)	(4,147,536)	N/A	N/A
From net realized capital gains
Retail Class	0	0	0	0	0	0
Institutional Class	0	0	0	0	N/A	N/A
From paid in capital
Retail Class	0	0	0	0	0	0
Institutional Class	0	0	0	0	N/A	N/A
Decrease in net assets from distributions
to shareholders	(2,501,670)	(5,000,003)	(32,130,349)	(56,236,714)	(2,014,639)	(3,085,601)

Beneficial Interest Transactions (Note 2):
Shares sold
Retail Class	6,304,823	7,951,642	221,007,316	555,374,038	18,554,755	53,387,527
Institutional Class	548,982	944,953	71,617,624	73,627,607	N/A	N/A
Shares issued in reinvestment of distributions
Retail Class	2,329,351	4,650,471	27,205,882	48,191,832	1,816,197	2,801,724
Institutional Class	46,148	76,693	2,935,744	2,870,232	N/A	N/A
Cost of Shares Redeemed
Retail Class	(13,775,603)	(22,868,902)	(200,411,493)	(413,761,270)	(7,733,417)	(22,413,127)
Institutional Class	(565,656)	(821,227)	(21,665,850)	(14,896,112)	N/A	N/A
Net increase/(decrease) resulting from
beneficial interest transactions	(5,111,955)	(10,066,370)	100,689,223	251,406,327	12,637,535	33,776,124
Redemption Fees	4,972	9,341	32,522	230,775	5,600	12,357
Net Increase/(Decrease) In Net Assets	(4,059,023)	8,226,176	147,612,126	324,204,946	13,432,251	38,685,338

Net Assets:
Beginning of year or period	74,016,857	65,790,681	1,458,474,120	1,134,269,174	105,891,417	67,206,079
End of year or period*	$69,957,834	$74,016,857	$1,606,086,246	$1,458,474,120	$119,323,668	$105,891,417

*Including overdistributed net investment
income of:	$(191,884)	$(287,813)	$(7,340)	$(265,596)	$(16,077)	$(11,915)

See Notes to Financial Statements.

Selected data for a share of beneficial interest outstanding throughout the period indicated.

	Income from Investment Operations					Distributions

	Net			Net Realized And	Total Income/
	Asset Value	Net		Unrealized Gain/	(Loss) from			Dividends From Net
	Beginning of the	Investment		(Loss) on	Investment	Dividends from Net		Realized Gain on	Total
Year or Period Ended	Period	Income/(Loss)		Investments	Operations	Investment Income		Investments	Distributions
WESTCORE GROWTH FUND
Retail Class
06/30/10	$10.88	$(0.01)		$(1.10)	$(1.11)	$(0.00)		$(0.00)	$(0.00)
12/31/09	7.80	(0.01)		3.09	3.08	(0.00)	(b)	(0.00)	(0.00) (b)
12/31/08	15.45	0.00	(b)	(7.02)	(7.02)	(0.00)		(0.63)	(0.63)
12/31/07	13.31	(0.01)		3.01	3.00	(0.00)		(0.86)	(0.86)
12/31/06 (a)	12.58	(0.00)	(b)	0.74	0.74	(0.00)		(0.01)	(0.01)
05/31/06	11.74	(0.03)		0.93	0.90	(0.00)	(b)	(0.06)	(0.06)
05/31/05	11.01	0.01		0.94	0.95	(0.01)		(0.21)	(0.22)
Institutional Class
06/30/10	10.88	(0.00)		(1.10)	(1.10)	(0.00)		(0.00)	(0.00)
12/31/09	7.81	(0.00)	(b)	3.10	3.10	(0.03)		(0.00)	(0.03)
12/31/08	15.45	0.01		(7.02)	(7.01)	(0.00)		(0.63)	(0.63)
12/31/07 (f)	15.96	(0.00)	(b)	0.35	0.35	(0.00)		(0.86)	(0.86)
WESTCORE MIDCO GROWTH FUND
Retail Class
06/30/10	5.20	(0.01)		(0.09)	(0.10)	(0.00)		(0.00)	(0.00)
12/31/09	3.55	(0.01)		1.66	1.65	(0.00)		(0.00)	(0.00)
12/31/08	6.94	(0.04)		(3.09)	(3.13)	(0.00)		(0.26)	(0.26)
12/31/07	7.45	(0.04)		0.89	0.85	(0.00)		(1.36)	(1.36)
12/31/06 (a)	7.99	(0.00)	(b)	0.78	0.78	(0.00)		(1.32)	(1.32)
05/31/06	7.03	(0.03)		1.01	0.98	(0.00)		(0.02)	(0.02)
05/31/05	6.79	(0.04)		0.28	0.24	(0.00)		(0.00)	(0.00)
Institutional Class
06/30/10	5.22	(0.00)	(b)	(0.10)	(0.10)	(0.00)		(0.00)	(0.00)
12/31/09	3.56	(0.00)	(b)	1.66	1.66	(0.00)		(0.00)	(0.00)
12/31/08	6.95	(0.04)		(3.09)	(3.13)	(0.00)		(0.26)	(0.26)
12/31/07 (f)	8.55	(0.01)		(0.23)	(0.24)	(0.00)		(1.36)	(1.36)

(a)	Effective December 31, 2006, the Westcore Funds changed their fiscal year end from May 31 to December 31.
(b)	Less than $0.005 per share.
(c)	Total return and portfolio turnover rate are not annualized for periods less than one full year.
(d)	Annualized.

					Ratios/Supplemental Data
												Ratio of Net
												Investment
								Ratio of Expenses		Ratio of Net		Income/(Loss)
	Paid-in				Net Assets,	Ratio of Expenses		to Average Net		Investment Income/		to Average Net
	Capital from	Net Asset Value			End of Period	to Average Net		Assets Without		(Loss) to		Assets Without		Portfolio
	Redemption Fees	End of Period	Total Return		(in Thousands)	Assets		Fee Waivers		Average Net Assets		Fee Waivers		Turnover Rate

	$0.00 (b)	$9.77	(10.20%)	(c)	$93,501	1.04%	(d)	1.04%	(d)	(0.12%)	(d)	(0.12%)	(d)	33%	(c)
	0.00 (b)	10.88	39.54%		120,456	1.06%		1.06%		(0.05%)		(0.05%)		83%
	0.00 (b)	7.80	(45.33%)		133,174	1.03%		1.03%		0.02%		0.02%		183%
	0.00 (b)	15.45	22.48%		299,659	1.05%		1.05%		(0.05%)		(0.05%)		127%
	0.00 (b)	13.31	5.85%	(c)	274,035	1.11%	(d)	1.11%	(d)	(0.16%)	(d)	(0.16%)	(d)	87%
	0.00 (b)	12.58	7.67%		255,343	1.08%		1.08%		(0.24%)		(0.24%)		111%
	0.00 (b)	11.74	8.61%		179,698	1.13%		1.13%		0.13%		0.13%		113%

	0.00 (b)	9.78	(10.11%)	(c)	2,765	0.93%	(d)	2.14%	(d)	(0.00%)	(c)(d)	(1.21%)	(d)	33%	(c)
	0.00 (b)	10.88	39.64%		2,619	0.94%		2.55%		0.05%		(1.56%)		83%
	0.00 (b)	7.81	(45.26%)		1,797	0.92%		1.90%		0.13%		(0.85%)		183%
	0.00 (b)	15.45	2.14%	(c)	3,294	0.98%	(d)	4.64%	(d)	(0.01%)	(d)	(3.68%)	(d)	127%	(e)

	0.00 (b)	5.10	(1.92%)	(c)	79,970	1.03%	(d)	1.03%	(d)	(0.28%)	(d)	(0.28%)	(d)	51%	(c)
	0.00 (b)	5.20	46.48%		85,559	1.08%		1.08%		(0.20%)		(0.20%)		121%
	0.00 (b)	3.55	(44.92%)		64,515	1.03%		1.03%		(0.48%)		(0.48%)		142%
	0.00 (b)	6.94	11.37%		173,481	1.03%		1.03%		(0.56%)		(0.56%)		116%
	0.00 (b)	7.45	9.63%	(c)	184,097	1.08%	(d)	1.08%	(d)	(0.37%)	(d)	(0.37%)	(d)	76%
	0.00 (b)	7.99	13.90%		193,647	1.09%		1.09%		(0.34%)		(0.34%)		127%
	0.00 (b)	7.03	3.53%		183,085	1.11%		1.11%		(0.62%)		(0.62%)		84%

	0.00 (b)	5.12	(1.92%)	(c)	32,397	0.93%	(d)	0.99%	(d)	(0.18%)	(d)	(0.24%)	(d)	51%	(c)
	0.00 (b)	5.22	46.63%		34,148	0.95%		1.03%		(0.08%)		(0.15%)		121%
	0.00 (b)	3.56	(44.86%)		23,863	0.93%		0.97%		(0.36%)		(0.40%)		142%
	0.00 (b)	6.95	(2.84%)	(c)	12,477	0.98%	(d)	2.08%	(d)	(0.47%)	(d)	(1.58%)	(d)	116%	(e)

(e)	Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2007.
(f)	Period from September 28, 2007 (inception date) through December 31, 2007.
See Notes to Financial Statements.

Selected data for a share of beneficial interest outstanding throughout the period indicated.

	Income from Investment Operations				Distributions

	Net		Net Realized And	Total Income/
	Asset Value	Net	Unrealized Gain/	(Loss) from		Dividends From Net
	Beginning of the	Investment	(Loss) on	Investment	Dividends from Net	Realized Gain on	Total
Year or Period Ended	Period	Income/(Loss)	Investments	Operations	Investment Income	Investments	Distributions
WESTCORE SELECT FUND
Retail Class
06/30/10	$16.14	$(0.03)	$(0.22)	$(0.25)	$(0.00)	$(0.00)	$(0.00)
12/31/09	11.44	(0.03)	4.73	4.70	(0.00)	(0.00)	(0.00)
12/31/08	17.43	(0.09)	(5.91)	(6.00)	(0.00)	(0.00) (b)	(0.00)
12/31/07	16.66	(0.05)	2.59	2.54	(0.00)	(1.78)	(1.78)
12/31/06 (a)	15.04	0.01	1.61	1.62	(0.00)	(0.00)	(0.00)
05/31/06	12.23	(0.07)	2.88	2.81	(0.00)	(0.00)	(0.00)
05/31/05	11.46	(0.08)	0.85	0.77	(0.00)	(0.00)	(0.00)
WESTCORE BLUE CHIP FUND
Retail Class
06/30/10	10.76	0.02	(1.14)	(1.12)	(0.00)	(0.00)	(0.00)
12/31/09	8.32	0.06	2.43	2.49	(0.05)	(0.00)	(0.05)
12/31/08	13.18	0.07	(4.85)	(4.78)	(0.07)	(0.01)	(0.08)
12/31/07	13.73	0.08	0.35	0.43	(0.09)	(0.89)	(0.98)
12/31/06 (a)	13.24	0.04	1.24	1.28	(0.08)	(0.71)	(0.79)
05/31/06	13.02	0.06	1.24	1.30	(0.07)	(1.01)	(1.08)
05/31/05	11.62	0.06	1.34	1.40	(0.00)	(0.00)	(0.00)
Institutional Class
06/30/10	10.76	0.03	(1.14)	(1.11)	(0.00)	(0.00)	(0.00)
12/31/09	8.32	0.07	2.43	2.50	(0.06)	(0.00)	(0.06)
12/31/08	13.18	0.13	(4.89)	(4.76)	(0.09)	(0.01)	(0.10)
12/31/07 (f)	14.88	0.02	(0.73)	(0.71)	(0.10)	(0.89)	(0.99)
WESTCORE MID–CAP VALUE FUND
Retail Class
06/30/10	15.27	0.03	(0.41)	(0.38)	(0.00)	(0.00)	(0.00)
12/31/09	11.65	0.11	3.61	3.72	(0.10)	(0.00)	(0.10)
12/31/08	20.57	0.16	(8.89)	(8.73)	(0.17)	(0.02)	(0.19)
12/31/07	20.48	0.03	0.31	0.34	(0.02)	(0.23)	(0.25)
12/31/06 (a)	18.96	0.06	1.82	1.88	(0.10)	(0.26)	(0.36)
05/31/06	17.54	0.06	2.63	2.69	(0.04)	(1.23)	(1.27)
05/31/05	15.28	0.03	3.00	3.03	(0.00)	(0.77)	(0.77)

(a)	Effective December 31, 2006, the Westcore Funds changed their fiscal year end from May 31 to December 31.
(b)	Less than $0.005 per share.
(c)	Total return and portfolio turnover rate are not annualized for periods less than one full year.
(d)	Annualized.

						Ratios/Supplemental Data
	Paid-in Capital from Redemption Fees		Net Asset Value End of Period	Total Return		Net Assets, End of Period (in Thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Without Fee Waivers		Ratio of Net Investment Income/ (Loss) to Average Net Assets		Ratio of Net Investment Income/(Loss) to Average Net Assets Without Fee Waivers		Portfolio Turnover Rate

	$ 0.00	(b)	$ 15.89	(1.55%)	(c)	$ 144,085	1.05%	(d)	1.05%	(d)	(0.49%)	(d)	(0.49%)	(d)	105%	(c)
	0.00	(b)	16.14	41.08%		67,199	1.15%	(d)	1.16%		(0.30%)		(0.31%)		217%
	0.01		11.44	(34.35%)		28,233	1.15%		1.21%		(0.66%)		(0.72%)		237%
	0.01		17.43	15.25%		37,579	1.15%		1.27%		(0.40%)		(0.53%)		168%
	0.00	(b)	16.66	10.77%	(c)	22,963	1.15%	(d)	1.53%	(d)	(0.11%)	(d)	(0.50%)	(d)	65%
	0.00	(b)	15.04	22.98%		9,499	1.15%		1.75%		(0.45%)		(1.05%)		148%
	0.00	(b)	12.23	6.72%		9,179	1.15%		1.83%		(0.72%)		(1.40%)		107%

	0.00	(b)	9.64	(10.41%)	(c)	14,229	1.15%	(d)	1.25%	(d)	0.36%	(d)	0.26%	(d)	22%	(c)
	0.00	(b)	10.76	29.87%		16,632	1.15%		1.26%		0.53%		0.41%		21%
	0.00	(b)	8.32	(36.24%)		16,490	1.13%		1.13%		0.45%		0.45%		27%
	0.00	(b)	13.18	3.13%		53,321	1.05%		1.05%		0.49%		0.49%		42%
	0.00	(b)	13.73	9.65%	(c)	66,402	1.09%	(d)	1.09%	(d)	0.49%	(d)	0.49%	(d)	28%
	0.00	(b)	13.24	10.09%		63,775	1.11%		1.11%		0.43%		0.43%		50%
	0.00	(b)	13.02	12.05%		63,118	1.15%		1.26%		0.57%		0.46%		58%

	0.00	(b)	9.65	(10.32%)	(c)	18,654	0.95%	(d)	1.10%	(d)	0.56%	(d)	0.41%	(d)	22%	(c)
	0.00	(b)	10.76	30.10%		21,585	0.95%		1.14%		0.72%		0.53%		21%
	0.00		8.32	(36.09%)		18,101	0.98%		1.03%		0.68%		0.63%		27%
	0.00		13.18	(4.78%)	(c)	6,515	0.98%	(d)	1.85%	(d)	0.61%	(d)	(0.25%)	(d)	42%	(e)

	0.00	(b)	14.89	(2.49%)	(c)	44,787	1.22%	(d)	1.22%	(d)	0.39%	(d)	0.39%	(d)	18%	(c)
	0.00	(b)	15.27	31.95%		48,572	1.25%		1.26%		0.77%		0.77%		27%
	0.00	(b)	11.65	(42.38%)		40,714	1.19%		1.19%		0.74%		0.74%		35%
	0.00	(b)	20.57	1.66%		100,863	1.17%		1.17%		0.12%		0.12%		40%
	0.00	(b)	20.48	9.90%	(c)	87,571	1.23%	(d)	1.23%	(d)	0.64%	(d)	0.64%	(d)	33%
	0.00	(b)	18.96	15.44%		71,040	1.25%		1.26%		0.49%		0.48%		49%
	0.00	(b)	17.54	20.02%		30,733	1.25%		1.45%		0.26%		0.07%		63%

(e)	Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2007.
(f)	Period from September 28, 2007 (inception date) through December 31, 2007.
See Notes to Financial Statements.

Selected data for a share of beneficial interest outstanding throughout the period indicated.

	Income from Investment Operations				Distributions

	Net		Net Realized And	Total Income/
	Asset Value	Net	Unrealized Gain/	(Loss) from		Dividends From Net
	Beginning of the	Investment	(Loss) on	Investment	Dividends from Net	Realized Gain on	Total
Year or Period Ended	Period	Income/(Loss)	Investments	Operations	Investment Income	Investments	Distributions
WESTCORE SMALL-CAP OPPORTUNITY FUND
Retail Class
06/30/10	$28.28	$(0.02)	$(0.44)	$(0.46)	$(0.00)	$(0.00)	$(0.00)
12/31/09	22.01	0.06	6.20	6.26	(0.00)	(0.00)	(0.00)
12/31/08	34.34	(0.03)	(12.41)	(12.44)	(0.00)	(0.00) (b)	(0.00)
12/31/07	36.22	(0.15)	(1.05)	(1.20)	(0.00)	(0.68)	(0.68)
12/31/06 (a)	36.24	0.01	3.23	3.24	(0.00)	(3.26)	(3.26)
05/31/06	34.96	(0.12)	6.48	6.36	(0.00)	(5.08)	(5.08)
05/31/05	32.71	(0.30)	3.74	3.44	(0.00)	(1.19)	(1.19)
Institutional Class
06/30/10	28.41	(0.01)	(0.45)	(0.46)	(0.00)	(0.00)	(0.00)
12/31/09	22.07	0.05	6.28	6.33	(0.00)	(0.00)	(0.00)
12/31/08	34.36	0.03	(12.41)	(12.38)	(0.00)	(0.00) (b)	(0.00)
12/31/07 (f)	38.40	(0.00) (b)	(3.36)	(3.36)	(0.00)	(0.68)	(0.68)
WESTCORE SMALL–CAP VALUE FUND
Retail Class
06/30/10	9.51	0.04	0.16	0.20	(0.00)	(0.00)	(0.00)
12/31/09	7.87	0.11	1.62	1.62	(0.10)	(0.00)	(0.10)
12/31/08	12.06	0.13	(4.20)	(4.07)	(0.13)	(0.00)	(0.13)
12/31/07	12.69	0.12	(0.54)	(0.42)	(0.12)	(0.09)	(0.21)
12/31/06 (a)	11.10	0.06	1.62	1.68	(0.09)	(0.00)	(0.09)
05/31/06	9.80	0.14	1.34	1.48	(0.11)	(0.07)	(0.18)
05/31/05	10.00	0.03	(0.23)	(0.20)	(0.00)	(0.00)	(0.00)
Institutional Class
06/30/10	9.51	0.06	0.14	0.20	(0.00)	(0.00)	(0.00)
12/31/09	7.87	0.13	1.62	1.75	(0.11)	(0.00)	(0.11)
12/31/08	12.06	0.14	(4.19)	(4.05)	(0.14)	(0.00)	(0.14)
12/31/07 (f)	13.42	0.05	(1.20)	(1.15)	(0.12)	(0.09)	(0.21)

(a)	Effective December 31, 2006, the Westcore Funds changed their fiscal year end from May 31 to December 31.
(b)	Less than $0.005 per share.
(c)	Total return and portfolio turnover rate are not annualized for periods less than one full year.
(d)	Annualized.

					Ratios/Supplemental Data
												Ratio of Net
												Investment
								Ratio of Expenses		Ratio of Net		Income/(Loss)
Paid-in					Net Assets,	Ratio of Expenses		to Average Net		Investment Income/		to Average Net
Capital from		Net Asset Value			End of Period	to Average Net		Assets Without		(Loss) to		Assets Without		Portfolio
Redemption Fees		End of Period	Total Return		(in Thousands)	Assets		Fee Waivers		Average Net Assets		Fee Waivers		Turnover Rate

$0.00	(b)	$27.82	(1.63%)	(c)	$34,619	1.30%	(d)	1.52%	(d)	(0.18%)	(d)	(0.40%)	(d)	20%	(c)
0.01		28.28	28.49%		32,380	1.30%		1.64%		0.15%		(0.19%)		24%
0.11		22.01	(35.90%)		16,027	1.30%		1.70%		(0.08%)		(0.48%)		57%
0.00	(b)	34.34	(3.33%)		28,482	1.30%		1.58%		(0.42%)		(0.70%)		71%
0.00	(b)	36.22	8.86%	(c)	24,015	1.30%	(d)	1.73%	(d)	(0.27%)	(d)	(0.72%)	(d)	32%
0.00	(b)	36.24	19.04%		20,473	1.30%		1.77%		(0.34%)		(0.81%)		75%
0.00	(b)	34.96	10.33%		18,394	1.30%		1.69%		(0.55%)		(0.94%)		70%

0.00	(b)	27.95	(1.62%)	(c)	3,050	1.19%	(d)	2.43%	(d)	(0.09%)	(d)	(1.33%)	(d)	20%	(c)
0.01		28.41	28.73%		3,172	1.15%		2.76%		0.25%		(1.36%)		24%
0.09		22.07	(35.76%)		2,326	1.08%		2.38%		0.18%		(1.13%)		57%
(0.00)	(b)	34.36	(8.76%)		3,189	1.22%	(d)	6.09%	(d)	(0.09%)	(d)	(4.95%)		71%	(e)

0.00	(b)	9.71	2.10%	(c)	196,831	1.30%	(d)	1.35%	(d)	0.88%	(d)	0.83%	(d)	18%	(c)
0.01		9.51	22.08%		192,180	1.30%		1.37%		1.38%		1.31%		33%
0.01		7.87	(33.57%)		148,135	1.30%		1.38%		1.51%		1.44%		45%
0.00	(b)	12.06	(3.38%)		161,792	1.30%		1.38%		1.25%		1.16%		35%
0.00	(b)	12.69	15.19%	(c)	58,343	1.30%	(d)	1.53%	(d)	1.24%	(d)	1.01%	(d)	19%
0.00	(b)	11.10	15.22%		37,797	1.30%		1.61%		1.47%		1.16%		43%
0.00	(b)	9.80	(2.00%)	(c)	16,032	1.30%	(d)	2.94%	(d)	1.33%	(d)	(0.31%)	(d)	27%

0.00	(b)	9.71	2.10%	(c)	70,132	1.22%	(d)	1.30%	(d)	0.99%	(d)	0.91%	(d)	18%	(c)
0.00	(b)	9.51	22.16%		52,278	1.20%		1.33%		1.53%		1.39%		33%
0.00	(b)	7.87	(33.51%)		20,684	1.21%		1.51%		1.80%		1.49%		45%
0.00	(b)	12.06	(8.58%)	(c)	6,051	1.20%	(d)	4.50%	(d)	1.76%	(d)	(1.55%)	(d)	35%	(e)

(e)	Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2007.
(f)	Period from September 28, 2007 (inception date) through December 31, 2007.
See Notes to Financial Statements.

Selected data for a share of beneficial interest outstanding throughout the period indicated.

	Income from Investment Operations				Distributions

	Net		Net Realized And	Total Income/		Dividends From
	Asset Value	Net	Unrealized Gain/	(Loss) from	Dividends from	Net Realized	Tax
	Beginning of the	Investment	(Loss) on	Investment	Net Investment	Gain on	Return of	Total
Year or Period Ended	Period	Income/(Loss)	Investments	Operations	Income	Investments	Capital	Distributions
WESTCORE MICRO–CAP OPPORTUNITY FUND
Retail Class
06/30/10	$8.66	$(0.02)	$0.34	$0.32	$(0.00)	$(0.00)	$(0.00)	$(0.00)
12/31/09	7.53	0.02	1.14	1.16	(0.03)	(0.00)	(0.00)	(0.03)
12/31/08	10.00	0.04	(2.49)	(2.45)	(0.03)	(0.00)	(0.00)	(0.03)
WESTCORE INTERNATIONAL FRONTIER FUND
Retail Class
06/30/10	11.67	0.09	0.07	0.16	(0.00)	(0.00)	(0.00)	(0.00)
12/31/09	7.19	0.15	4.46	4.61	(0.13)	(0.00)	(0.00)	(0.13)
12/31/08	14.41	0.18	(7.23)	(7.05)	(0.17)	(0.00)	(0.00)	(0.17)
12/31/07	14.39	0.06	0.36	0.42	(0.09)	(0.31)	(0.00)	(0.40)
12/31/06(a)	13.40	0.04	1.07	1.11	(0.12)	(0.00)	(0.00)	(0.12)
05/31/06	10.43	0.11	2.89	3.00	(0.00)	(0.03)	(0.00)	(0.03)
05/31/05	9.97	0.03	0.44	0.47	(0.01)	(0.00)	(0.00)	(0.01)
WESTCORE FLEXIBLE INCOME FUND
Retail Class
06/30/10	7.98	0.29	0.10	0.39	(0.28)	(0.00)	(0.00)	(0.28)
12/31/09	6.12	0.51	1.86	2.37	(0.51)	(0.00)	(0.00)	(0.51)
12/31/08	9.44	0.56	(3.26)	(2.70)	(0.62)	(0.00)	(0.01)	(0.61)
12/31/07	10.41	0.66	(0.99)	(0.33)	(0.60)	(0.03)	(0.01)	(0.64)
12/31/06(a)	9.86	0.39	0.56	0.95	(0.40)	(0.00)	(0.00)	(0.40)
05/31/06	9.97	0.74	(0.17)	0.57	(0.68)	(0.00)	(0.00)	(0.68)
05/31/05	9.76	0.71	0.17	0.88	(0.67)	(0.00)	(0.00)	(0.67)
Institutional Class
06/30/10	7.96	0.29	0.11	0.40	(0.30)	(0.00)	(0.00)	(0.30)
12/31/09	6.11	0.52	1.85	2.37	(0.52)	(0.00)	(0.00)	(0.52)
12/31/08	9.43	0.58	(3.27)	(2.69)	(0.63)	(0.00)	(0.01)	(0.62)
12/31/07(f)	9.97	0.15	(0.54)	(0.39)	(0.11)	(0.03)	(0.01)	(0.15)

(a)	Effective December 31, 2006, the Westcore Funds changed their fiscal year end from May 31 to December 31.
(b)	Less than $0.005 per share.
(c)	Total return and portfolio turnover rate are not annualized for periods less than one full year.
(d)	Annualized.

					Ratios/Supplemental Data
												Ratio of Net
												Investment
								Ratio of Expenses		Ratio of Net		Income/(Loss)
Paid-in					Net Assets,	Ratio of Expenses		to Average Net		Investment Income/		to Average Net
Capital from		Net Asset Value			End of Period	to Average Net		Assets Without		(Loss) to		Assets Without		Portfolio
Redemption Fees		End of Period	Total Return		(in Thousands)	Assets		Fee Waivers		Average Net Assets		Fee Waivers		Turnover Rate

$0.00		$8.98	3.70%	(c)	$2,100	1.30%	(d)	6.97%	(d)	(0.37%)	(d)	(6.03%)	(d)	56%	(c)
0.00	(b)	8.66	15.40%		1,924	1.30%		7.96%		0.27%		(6.39%)		130%
0.01		7.53	(24.33%)	(c)	1,104	1.30%		18.13%		1.06%		(15.77%)		60%

0.00	(b)	11.83	1.37%	(c)	34,404	1.50%	(d)	1.83%	(d)	1.65%	(d)	1.32%	(d)	28%	(c)
0.00	(b)	11.67	64.17%		32,356	1.50%		2.01%		1.68%		1.17%		65%
0.00	(b)	7.19	(48.86%)		18,282	1.50%		1.98%		1.47%		0.99%		70%
0.00	(b)	14.41	2.94%		40,680	1.50%		1.87%		0.40%		0.03%		78%
0.00	(b)	14.39	8.33%	(c)	35,629	1.50%	(d)	2.26%	(d)	0.33%	(d)	(0.43%)	(d)	93%
0.00	(b)	13.40	28.78%		36,517	1.50%		1.98%		1.12%		0.64%		38%
0.00	(b)	10.43	4.73%		21,397	1.50%		2.12%		0.31%		(0.31%)		52%

0.00	(b)	8.09	4.91%	(c)	68,680	0.85%	(d)	0.89%	(d)	7.14%	(d)	7.11%	(d)	18%	(c)
0.00	(b)	7.98	40.09%		72,783	0.85%		0.91%		7.21%		7.15%		30%
0.00	(b)	6.12	(29.97%)		65,043	0.85%		0.92%		6.91%		6.83%		21%
0.00	(b)	9.44	(3.45%)		207,038	0.85%		0.92%		6.30%		6.23%		21%
0.00	(b)	10.41	9.80%	(c)	269,243	0.85%	(d)	0.96%	(d)	7.34%	(d)	7.23%	(d)	15%
0.00	(b)	9.86	5.94%		171,116	0.85%		0.93%		7.44%		7.36%		25%
0.00	(b)	9.97	9.15%		163,158	0.85%		0.97%		7.12%		7.00%		22%

0.00	(b)	8.06	5.00%	(c)	1,278	0.75%		3.42%	(d)	7.27%	(d)	4.60%	(d)	18%	(c)
0.00	(b)	7.96	40.30%		1,234	0.72%		3.98%		7.26%		4.00%		30%
0.00	(b)	6.11	(29.89%)		748	0.74%		3.21%		7.12%		4.65%		21%
0.00	(b)	9.43	(3.89%)	(c)	1,430	0.70%	(d)	7.26%	(d)	7.34%	(d)	0.78%	(d)	21%	(e)

(e)	Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2007.
(f)	Period from September 28, 2007 (inception date) through December 31, 2007.
See Notes to Financial Statements.

Selected data for a share of beneficial interest outstanding throughout the period indicated.

	Income from Investment Operations					Distributions

	Net		Net Realized And	Total Income/		Dividends From
	Asset Value	Net	Unrealized Gain/	(Loss) from	Dividends from	Net Realized	Tax
	Beginning of the	Investment	(Loss) on	Investment	Net Investment	Gain on	Return of	Total
Year or Period Ended	Period	Income/(Loss)	Investments	Operations	Income	Investments	Capital	Distributions
WESTCORE PLUS BOND FUND
Retail Class
06/30/10	$10.42	$0.22	$0.33	$0.55	$(0.22)	$(0.00)	$(0.00)	(0.22)
12/31/09	9.85	0.44	0.57	1.01	(0.44)	(0.00)	(0.00)	(0.44)
12/31/08	10.55	0.51	(0.70)	(0.19)	(0.51)	(0.00)	(0.00)	(0.51)
12/31/07	10.54	0.55	0.01	0.56	(0.55)	(0.00)	(0.00)	(0.55)
12/31/06(a)	10.28	0.33	0.25	0.58	(0.32)	(0.00)	(0.00)	(0.32)
05/31/06	10.70	0.57	(0.41)	0.16	(0.58)	(0.00) (b)	(0.00)	(0.58)
05/31/05	10.62	0.59	0.14	0.73	(0.58)	(0.07)	(0.00)	(0.65)
Institutional Class
06/30/10	10.42	0.23	0.32	0.55	(0.23)	(0.00)	(0.00)	(0.23)
12/31/09	9.85	0.45	0.57	1.02	(0.45)	(0.00)	(0.00)	(0.45)
12/31/08	10.55	0.52	(0.70)	(0.18)	(0.52)	(0.00)	(0.00)	(0.52)
12/31/07(f)	10.45	0.13	0.11	0.24	(0.14)	(0.00)	(0.00)	(0.14)
WESTCORE COLORADO TAX–EXEMPT FUND
06/30/10	11.19	0.20	0.08	0.28	(0.20)	(0.00)	(0.00)	(0.20)
12/31/09	10.48	0.40	0.71	1.11	(0.40)	(0.00)	(0.00)	(0.40)
12/31/08	11.04	0.42	(0.56)	(0.14)	(0.42)	(0.00)	(0.00)	(0.42)
12/31/07	11.16	0.43	(0.12)	0.31	(0.43)	(0.00)	(0.00)	(0.43)
12/31/06(a)	11.00	0.25	0.16	0.41	(0.25)	(0.00)	(0.00)	(0.25)
05/31/06	11.32	0.42	(0.32)	0.10	(0.42)	(0.00)	(0.00)	(0.42)
05/31/05	11.23	0.41	0.10	0.51	(0.42)	(0.00)	(0.00)	(0.42)

(a)	Effective December 31, 2006, the Westcore Funds changed their fiscal year end from May 31 to December 31.
(b)	Less than $0.005 per share.
(c)	Total return and portfolio turnover rate are not annualized for periods less than one full year.
(d)	Annualized.

				Ratios/Supplemental Data
											Ratio of Net
											Investment
							Ratio of Expenses		Ratio of Net		Income/(Loss)
Paid–in				Net Assets,	Ratio of Expenses		to Average Net		Investment Income/		to Average Net
Capital from	Net Asset Value			End of Period	to Average Net		Assets Without		(Loss) to		Assets Without		Portfolio
Redemption Fees	End of Period	Total Return		(in Thousands)	Assets		Fee Waivers		Average Net Assets		Fee Waivers		Turnover Rate

$0.00 (b)	$10.75	5.33%		$1,416,687	0.55%	(d)	0.78%	(d)	4.26%	(d)	4.03%	(d)	19%	(c)
0.00 (b)	10.42	10.42%		1,326,659	0.55%		0.81%		4.32%		4.05%		36%
0.00 (b)	9.85	(1.86%)		1,069,006	0.55%		0.81%		4.98%		4.72%		54%
0.00 (b)	10.55	5.42%		1,102,647	0.55%		0.82%		5.21%		4.94%		48%
0.00 (b)	10.54	5.75%	(c)	731,616	0.55%	(d)	0.86%	(d)	5.49%	(d)	5.17%	(d)	11%
0.00 (b)	10.28	1.48%		460,509	0.55%		0.89%		5.58%		5.24%		32%
0.00 (b)	10.70	6.97%		226,609	0.55%		1.00%		5.61%		5.16%		31%

0.00 (b)	10.74	5.35%		189,399	0.46%	(d)	0.71%	(d)	4.34%	(d)	4.10%	(d)	19%	(c)
0.00 (b)	10.42	10.56%		131,815	0.44%		0.73%		4.40%		4.11%		36%
0.00 (b)	9.85	(1.77%)		65,263	0.46%		0.73%		5.09%		4.82%		54%
0.00 (b)	10.55	2.27%	(c)	35,516	0.44%	(d)	1.30%	(d)	5.13%	(d)	4.28%	(d)	48%	(e)

0.00 (b)	11.27	2.52%		119,324	0.65%	(d)	0.88%	(d)	3.61%	(d)	3.38%	(d)	1%	(c)
0.00 (b)	11.19	10.71%		105,891	0.65%		0.90%		3.67%		3.42%		8%
0.00 (b)	10.48	(1.34%)		67,206	0.65%		0.91%		3.85%		3.59%		16%
0.00 (b)	11.04	2.84%		57,204	0.65%		0.95%		3.84%		3.54%		14%
0.00 (b)	11.16	3.77%	(c)	55,895	0.65%	(d)	0.98%	(d)	3.87%	(d)	3.53%	(d)	8%
0.00 (b)	11.00	0.93%		55,529	0.65%		0.98%		3.77%		3.44%		22%
0.00 (b)	11.32	4.55%		59,346	0.65%		1.07%		3.68%		3.26%		33%

(e)	Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2007.
(f)	Period from September 28, 2007 (inception date) through December 31, 2007.
See Notes to Financial Statements

1. ORGANIZATION

Westcore Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Interests in the Westcore Growth, Westcore MIDCO Growth, Westcore Select, Westcore Blue Chip, Westcore Mid-Cap Value, Westcore Small-Cap Opportunity, Westcore Small-Cap Value, Westcore Micro-Cap Opportunity, Westcore International Frontier, Westcore Flexible Income, Westcore Plus Bond and Westcore Colorado Tax-Exempt Funds (the “Funds”) are represented by separate classes of beneficial interest of the Trust, which is organized as a Massachusetts business trust.

The Westcore Growth, Westcore MIDCO Growth, Westcore Select, Westcore Blue Chip, Westcore Mid-Cap Value, Westcore Small-Cap Opportunity, Westcore Small-Cap Value, Westcore Micro-Cap Opportunity, Westcore International Frontier, Westcore Flexible Income, Westcore Plus Bond and Westcore Colorado Tax-Exempt Funds offer Retail Class shares.

The Westcore Growth, Westcore MIDCO Growth, Westcore Blue Chip, Westcore Small-Cap Opportunity, Westcore Small-Cap Value, Westcore Flexible Income and Westcore Plus Bond Funds offer Institutional Class shares.

All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters solely affecting such class.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

Use of Estimates – The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. The actual results could differ from those estimates.

Investment Valuation – All securities of the Funds are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m. (Eastern Time), on each day that the NYSE is open, subject to provisions in the prospectus and/or Statement of Additional Information regarding pricing at other times in case of an emergency and optional pricing of the Funds in the event that the NYSE does not open for business because of an emergency.

Securities that are traded on a recognized domestic stock exchange are generally valued at the last sales price as of the valuation time on the principal stock exchange on which they are traded. Securities that are principally traded on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) exchange are generally valued at the NASDAQ Official Closing Price (“NOCP”). Unlisted securities that are traded on the domestic over-the-counter market for which last sales prices are available, are generally valued at the last sales price as of the valuation time. In the absence of sales and NOCP, such securities are valued at the mean of the bid and asked prices. Exchange-traded interest rate futures are valued at the settlement price determined by the relevant exchange.

Securities that are traded on a foreign stock exchange (and that are not listed on a recognized domestic stock exchange or traded on the NASDAQ exchange or the domestic over-the-counter market) are generally valued at the official closing price on the principal stock exchange on which they are traded. In the event that closing prices are not available for such foreign securities, such securities are generally valued at the last sales price occurring prior to the closing of its principal exchange. Exchange rates as of the close of regular trading on the NYSE are used to convert foreign security values into U.S. dollars. Forward foreign currency exchange contracts are valued on a daily basis based on the closing prices of the foreign currency rates as of the close of regular trading on the NYSE.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value.

Fixed-income obligations, excluding municipal securities, having a remaining maturity of greater than 60 days, for which there are no readily available market quotations or sales information are valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service. Municipal securities having a remaining maturity of greater than 60 days, for which there are no readily available market quotations or sales information are valued at the evaluated bid price formulated by an independent pricing service.

Securities having a remaining maturity of 60 days or less are valued at amortized cost which approximates market value.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by or under the direction of the Board of Trustees. Factors which may be considered when determining the value of a security include (a) the fundamental data relating to the investment; (b) an evaluation of the forces which influence the market in which the security is sold, including the liquidity and depth of the market; (c) the market value at date of purchase; (d) information as to any transactions or offers with respect to the security or comparable securities; and (e) any other relevant matters.

Foreign Securities – All of the Funds, except the Westcore Colorado Tax-Exempt Fund, may invest at least a portion of their assets in foreign securities. As of June 30, 2010, all Funds were primarily invested in U.S. based issuers, as determined by the location of their headquarters, except Westcore International Frontier Fund. In the event that a Fund executes a foreign security transaction, the Fund will generally enter into a foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks. The accounting records of the Funds are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Funds’ Statements of Operations.

Federal Income Taxes –No provision for income taxes is included in the accompanying financial statements, as the Funds intend to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

The Funds evaluate tax positions taken (or expected to be taken) in the course of preparing the Funds’ tax returns to determine whether these positions meet a “more-likely-than- not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

Management of the Funds analyzes all open tax years, as defined by the Statute of Limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the fiscal year ended December 31, 2009, the Funds did not have a liability for any unrecognized tax benefits. The Funds file income tax returns in the U.S. federal jurisdiction and Colorado. For the years ended December 31, 2006 through December 31, 2009 for the federal jurisdiction and for the years ended December 31, 2005 through December 31, 2009, for Colorado, the Funds’ returns are still open to examination by the appropriate taxing authority. In addition, for the years ended May 31, 2006 through December 31, 2009, the Westcore Flexible Income Fund’s Mississippi returns are still open to examination by the appropriate taxing authority as well.

At December 31, 2009, each Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

	Expiring
	2013	2014	2015	2016	2017	Total
Westcore Growth Fund	$–	–	–	$(17,393,501)	$(25,964,731)	$(43,358,232)
Westcore MIDCO Growth Fund	–	–	–	(20,966,318)	(10,147,429)	(31,113,747)
Westcore Select Fund	–	–	–	(4,988,397)	–	(4,988,397)
Westcore Blue Chip Fund	–	–	–	(866,270)	(2,245,149)	(3,111,419)
Westcore Mid-Cap Value Fund	–	–	–	(8,929,534)	(7,328,000)	(16,257,534)
Westcore Small-Cap Opportunity Fund	–	–	–	(1,123,689)	(1,919,462)	(3,043,151)
Westcore Small-Cap Value Fund	–	–	–	(10,495,432)	(47,910,746)	(58,406,178)
Westcore Micro-Cap Opportunity Fund	–	–	–	(9,575)	(330,946)	(340,521)
Westcore International Frontier Fund	–	–	–	(3,157,045)	(8,018,392)	(11,175,437)
Westcore Flexible Income Fund	(18,958)	(340,539)	(775,600)	(20,255,986)	(9,408,999)	(30,800,082)
Westcore Plus Bond Fund	(130,618)	(1,089,201)	–	(5,231,790)	(1,145,250)	(7,596,859)
Westcore Colorado Tax-Exempt Fund	–	–	–	(35,227)	(22,684)	(57,911)

The Westcore MIDCO Growth, Westcore Small-Cap Opportunity, Westcore Small-Cap Value, Westcore Micro-Cap Opportunity, Westcore Flexible Income and Westcore Plus Bond elect to defer to their fiscal year ending December 31, 2010, approximately $853,188, $210,577, $2,388,205, $31,430, $1,047,479, $60,257 of capital losses recognized during the period from November 1, 2009 to December 31, 2009, respectively. Additionally, Westcore International Frontier Fund elected to defer to its fiscal year ending December 31, 2010, approximately $8,375 of foreign currency losses recognized during the period from November 1, 2009 to December 31, 2009.

Classification of Distributions to Shareholders – Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Funds. Net assets were unaffected by the reclassifications.

For the year ended December 31, 2009, each Fund recorded the following reclassifications to the accounts listed below:

		Increase/(Decrease)	Increase/(Decrease)
		Accumulated Net	Accumulated Net
	Paid-in Capital	Investment Income	Gain/(Loss)
Westcore Growth Fund	$(61,636)	$61,636	$0
Westcore MIDCO Growth Fund	(199,154)	218,309	(19,155)
Westcore Select Fund	(106,373)	123,950	(17,577)
Westcore Blue Chip Fund	0	0	0
Westcore Mid-Cap Value Fund	0	0	0
Westcore Small-Cap Opportunity Fund	0	0	0
Westcore Small-Cap Value Fund	1	0	(1)
Westcore Micro-Cap Opportunity Fund	(10)	4,587	(4,577)
Westcore International Frontier Fund	0	(14,948)	14,948
Westcore Flexible Income Fund	(1,189,461)	(66,812)	1,256,273
Westcore Plus Bond Fund	665,581	(190,089)	(475,492)
Westcore Colorado Tax-Exempt Fund	0	0	0

The reclassifications were primarily as a result of the differing book/tax treatment of net operating losses and certain investments.

The tax character of the distributions paid during the year and the tax component of net assets were reported at the Funds’ year ended December 31, 2009.

	Year Ended	Year Ended
	December 31, 2009	December 31, 2008
Westcore Growth Fund
Ordinary Income	$55,805	$2,951,199
Long-Term Capital Gain	0	7,114,174
Total	$55,805	$10,065,373

Westcore MIDCO Growth Fund
Ordinary Income	$0	$371,890
Long-Term Capital Gain	0	5,630,138
Total	$0	$6,002,028

Westcore Select Fund
Ordinary Income	$0	$7,553
Long-Term Capital Gain	0	0
Total	$0	$7,553

Westcore Blue Chip Fund
Ordinary Income	$200,000	$307,736
Long-Term Capital Gain	0	49,758
Paid-in Capital	0	16,048
Total	$200,000	$373,542

	Year Ended	Year Ended
	December 31, 2009	December 31, 2008
Westcore Mid-Cap Value Fund
Ordinary Income	$327,999	$595,101
Long-Term Capital Gain	0	57,071
Paid-in Capital	0	9,028
Total	$327,999	$661,200

Westcore Small-Cap Opportunity Fund
Ordinary Income	$0	$0
Long-Term Capital Gain	0	1,053
Total	$0	$1,053

Westcore Small-Cap Value Fund
Ordinary Income	$2,569,998	$2,720,638
Long-Term Capital Gain	0	0
Paid-in Capital	0	54,127
Total	$2,569,998	$2,774,765

Westcore Micro-Cap Opportunity Fund
Ordinary Income	$6,600	$4,905 (a)
Long-Term Capital Gain	0	0 (a)
Total	$6,600	$4,905 (a)

Westcore International Frontier Fund
Ordinary Income	$365,000	$398,817
Long-Term Capital Gain	0	0
Paid-in Capital	0	35,894
Total	$365,000	$434,711

Westcore Flexible Income Fund
Ordinary Income	$5,000,003	$10,402,288
Long-Term Capital Gain	0	0
Paid-in Capital	0	133,750
Total	$5,000,003	$10,536,038

Westcore Plus Bond Fund
Ordinary Income	$56,236,714	$58,161,774
Long-Term Capital Gain	0	0
Total	$56,236,714	$58,161,774

Westcore Colorado Tax-Exempt Fund
Ordinary Income	$2,380	$2,724
Tax-Exempt Income	3,083,221	2,342,991
Total	$3,085,601	$2,345,715

(a) Period from June 23, 2008 (since inception) through December 31, 2008.

As of December 31, 2009, the components of distributable earnings on a tax basis were as follows:

	Westcore	Westcore MIDCO	Westcore	Westcore Blue
	Growth Fund	Growth Fund	Select Fund	Chip Fund
(Over)/Undistributed net investment income	$0	$0	$0	$19,385
Accumulated net realized gain/(loss) on investments
	(43,358,232)	(31,966,935)	(4,988,397)	(3,111,419)
Net unrealized appreciation/(depreciation) on investments
	30,167,389	24,537,493	7,687,126	5,739,190
Effect of other timing differences	(34,263)	(354,586)	(8,351)	(39,218)
Total	$(13,225,106)	$(7,784,028)	$2,690,378	$2,607,938

		Westcore	Westcore	Westcore
	Westcore Mid-Cap	Small-Cap	Small-Cap	Micro-Cap
	Value Fund	Opportunity Fund	Value Fund	Opportunity Fund
(Over)/Undistributed net investment income	$14,536	$42,702	$244,058	$1,974
Accumulated net realized gain/(loss) on investments
	(16,257,534)	(3,253,728)	(60,794,383)	(371,951)
Net unrealized appreciation/(depreciation) on investments
	2,531,845	2,587,376	19,604,603	138,595
Effect of other timing differences	(7,991)	(31,926)	(10,101)	(33)
Total	$(13,719,144)	$(655,576)	$(40,955,823)	$(231,415)

				Westcore
	Westcore International	Westcore Flexible	Westcore	Colorado Tax-Exempt
	Frontier Fund	Income Fund	Plus Bond Fund	Fund
(Over)/Undistributed net investment income	$39,322	$9,968	$38,193	$11,290
Accumulated net realized gain/(loss) on investments
	(11,175,437)	(31,847,561)	(7,657,116)	(57,911)
Net unrealized appreciation/(depreciation) on investments
	4,320,217	(17,634,460)	(3,407,624)	2,307,860
Effect of other timing differences	(10,299)	(297,781)	(308,473)	(24,886)
Total	$(6,826,197)	$(49,769,834)	$(11,335,020)	$2,236,353

The effect of other timing differences primarily includes deferred Trustees’ compensation.

The Funds recharacterize distributions received from Real Estate Investment Trusts (“REITs”) investments based on information provided by the REIT into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Funds record as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital in the Statement of Operations, and the amount recharacterized as a return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities and on the Statement of Investments. These recharacterizations are reflected in the accompanying financial statements.

Distributions – Distributions of net investment income, if any, are generally made annually for the Westcore Growth, Westcore MIDCO Growth, Westcore Select, Westcore Blue Chip, Westcore Mid-Cap Value, Westcore Small-Cap Opportunity, Westcore Small-Cap Value, Westcore Micro-Cap Opportunity and Westcore International Frontier Funds and monthly for the Westcore Flexible Income, Westcore Plus Bond and Westcore Colorado Tax-Exempt Funds. Distributions of net realized capital gains, if any, are declared at least once each year for each of the Funds. Distributions to shareholders are recorded on the ex-dividend date.

Securities Lending – The Westcore Funds may loan securities to certain brokers who pay the Funds negotiated lenders’ fees. When earned, these fees, net of associated costs, are included in other income. The Funds receive U.S. Treasury obligations and/or cash as collateral against the loaned securities, in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. The Funds did not loan securities during the six months ended June 30, 2010.

Expenses – Expenses that are specific to a Fund or class of shares of a Fund are charged directly to that Fund or share class. Expenses that are common to all Funds generally are allocated among the Funds in proportion to their average daily net assets.

Expenses related to specific classes and the associated Fund level expenses, for the six months ended June 30, 2010, were as follows:

Westcore Growth Fund
	Retail Class	Institutional Class	Fund
	Specific Expenses	Specific Expenses	Level Expenses
Administrative fee	$0	$4,959	$97,904
Shareholder servicing reimbursement	41,821	0	0
Transfer agent fees	6,132	44	8,579
Fund accounting fees and expenses	0	3,720	18,818
Registration fees	8,694	7,250	0
Other	1,398	1,398	4,934

Westcore MIDCO Growth Fund
	Retail Class	Institutional Class	Fund
	Specific Expenses	Specific Expenses	Level Expenses
Administrative fee	$0	$1,240	$104,053
Shareholder servicing reimbursement	20,117	0	0
Transfer agent fees	13,205	85	10,277
Fund accounting fees and expenses	0	0	19,990
Registration fees	7,341	7,328	0
Other	1,398	831	2,162

Westcore Blue Chip Fund
	Retail Class	Institutional Class	Fund
	Specific Expenses	Specific Expenses	Level Expenses
Administrative fee	$0	$2,479	$31,583
Shareholder servicing reimbursement	3,122	0	0
Transfer agent fees	3,313	50	8,527
Fund accounting fees and expenses	0	1,240	16,483
Registration fees	8,313	863	0
Other	1,398	831	2,098

Westcore Small-Cap Opportunity Fund
	Retail Class	Institutional Class	Fund
	Specific Expenses	Specific Expenses	Level Expenses
Administrative fee	$0	$4,959	$32,759
Shareholder servicing reimbursement	7,583	0	0
Transfer agent fees	3,077	31	8,499
Fund accounting fees and expenses	0	3,720	17,550
Registration fees	6,842	6,884	0
Other	1,398	831	2,777

Westcore Small-Cap Value Fund
	Retail Class	Institutional Class	Fund
	Specific Expenses	Specific Expenses	Level Expenses
Administrative fee	$0	$0	$228,882
Shareholder servicing reimbursement	69,217	0	0
Transfer agent fees	2,922	546	8,373
Fund accounting fees and expenses	0	0	38,154
Registration fees	11,859	7,283	0
Other	1,398	831	19,283

Westcore Flexible Income Fund
	Retail Class	Institutional Class	Fund
	Specific Expenses	Specific Expenses	Level Expenses
Administrative fee	$0	$4,959	$61,888
Shareholder servicing reimbursement	22,388	0	0
Transfer agent fees	6,424	14	8,721
Fund accounting fees and expenses	0	3,720	20,992
Registration fees	9,546	7,051	0
Other	1,398	831	0

Westcore Plus Bond Fund
	Retail Class	Institutional Class	Fund
	Specific Expenses	Specific Expenses	Level Expenses
Administrative fee	$0	$0	$1,291,947
Shareholder servicing reimbursement	457,274	0	0
Transfer agent fees	87,643	1,088	19,756
Fund accounting fees and expenses	0	0	174,389
Registration fees	33,186	8,503	0
Other	1,398	1,398	36,227

When-Issued Securities – Each Fund may purchase or sell securities on a “when-issued” or “forward commitment” basis which involves a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. Each Fund maintains, in a segregated account with its custodian, liquid assets with a market value at least equal to the amount of its purchase commitments. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the Fund’s net asset value to the extent each Fund makes such purchases while remaining substantially fully invested. Settlements in the ordinary course of business, which may take substantially more than three business days for non-US securities, are not treated by the Funds as “when-issued” or “forward commitment” transactions.

Other – For financial reporting purposes, the Funds’ investment holdings include trades executed through the end of the last business day of the period. In addition, all shareholder transactions processed through the end of the last business day of the period are included in the beneficial interest transaction amounts. Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premiums, accretion of discounts and income earned on money market funds, is accrued and recorded daily. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

On June 30, 2010, there was an unlimited number of no par value shares of beneficial interest authorized for each Fund. Transactions in shares of beneficial interest were as follows:

Westcore Equity Funds
	Westcore Growth Fund		Westcore MIDCO Growth Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2010	December 31, 2009	June 30, 2010	December 31, 2009
Shares issued and redeemed:
Shares sold
Retail Class	1,144,803	974,991	531,847	2,319,742
Institutional Class	65,174	57,404	132,797	773,740
Shares issued in reinvestment of distributions
Retail Class	0	4,466	0	0
Institutional Class	0	577	0	0
Shares redeemed
Retail Class	(2,651,807)	(6,979,430)	(1,306,097)	(4,031,172)
Institutional Class	(23,262)	(47,427)	(350,036)	(933,968)
Net decrease in shares	(1,465,092)	(5,989,419)	(991,489)	(1,871,658)

	Westcore Select Fund		Westcore Blue Chip Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2010	December 31, 2009	June 30, 2010	December 31, 2009
Shares issued and redeemed:
Shares sold
Retail Class	5,571,674	2,814,042	36,243	98,128
Institutional Class	N/A	N/A	18,804	41,024
Shares issued in reinvestment of distributions
Retail Class	0	0	0	5,623
Institutional Class	N/A	N/A	0	11,125
Shares redeemed
Retail Class	(667,820)	(1,116,051)	(105,722)	(540,148)
Institutional Class	N/A	N/A	(91,522)	(221,728)
Net increase/(decrease) in shares	4,903,854	1,697,991	(142,197)	(605,976)

	Westcore Mid-Cap Value Fund		Westcore Small-Cap Opportunity Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2010	December 31, 2009	June 30, 2010	December 31, 2009
Shares issued and redeemed:
Shares sold
Retail Class	244,283	698,029	207,613	571,325
Institutional Class	N/A	N/A	6,178	14,930
Shares issued in reinvestment of distributions
Retail Class	0	18,172	0	0
Institutional Class	N/A	N/A	0	0
Shares redeemed
Retail Class	(418,902)	(1,030,702)	(107,869)	(154,603)
Institutional Class	N/A	N/A	(8,726)	(8,625)
Net increase/(decrease) in shares	(174,619)	(314,501)	97,196	423,027

	Westcore Small-Cap Value Fund		Westcore Micro-Cap Opportunity Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2010	December 31, 2009	June 30, 2010	December 31, 2009
Shares issued and redeemed:
Shares sold
Retail Class	3,441,188	10,417,416	72,460	161,170
Institutional Class	2,567,799	3,921,472	N/A	N/A
Shares issued in reinvestment of distributions
Retail Class	0	169,664	0	748
Institutional Class	0	55,122	N/A	N/A
Shares redeemed
Retail Class	(3,379,985)	(9,200,562)	(60,696)	(86,467)
Institutional Class	(845,422)	(1,106,635)	N/A	N/A
Net increase in shares	1,783,580	4,256,477	11,764	75,451

	Westcore International Frontier Fund		Westcore Flexible Income Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2010	December 31, 2009	June 30, 2010	December 31, 2009
Shares issued and redeemed:
Shares sold
Retail Class	515,998	621,056	773,446	1,137,478
Institutional Class	N/A	N/A	67,415	134,284
Shares issued in reinvestment of distributions
Retail Class	0	26,401	286,080	665,101
Institutional Class	N/A	N/A	5,683	10,845
Shares redeemed
Retail Class	(380,990)	(418,890)	(1,687,672)	(3,308,883)
Institutional Class	N/A	N/A	(69,496)	(112,478)
Net increase/(decrease) in shares	135,008	228,567	(624,544)	(1,473,653)

	Westcore Plus Bond Fund		Westcore Colorado Tax-Exempt Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2010	December 31, 2009	June 30, 2010	December 31, 2009
Shares issued and redeemed:
Shares sold
Retail Class	20,848,776	54,728,578	1,650,664	4,837,708
Institutional Class	6,744,168	7,197,541	N/A	N/A
Shares issued in reinvestment of distributions
Retail Class	2,564,977	4,730,726	161,636	254,637
Institutional Class	276,684	279,584	N/A	N/A
Shares redeemed
Retail Class	(18,907,564)	(40,673,010)	(687,293)	(2,045,622)
Institutional Class	(2,034,269)	(1,450,910)	N/A	N/A
Net increase in shares	9,492,772	24,812,509	1,125,007	3,046,723

4. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (TAX BASIS)

Westcore Equity Funds

					Westcore
	Westcore	Westcore MIDCO	Westcore	Westcore Blue	Mid-Cap Value
	Growth Fund	Growth Fund	Select Fund	Chip Fund	Fund
As of June 30, 2010
Gross appreciation (excess of value over tax cost)	$16,466,375	$16,978,002	$4,883,694	$4,193,571	$4,987,639
Gross depreciation (excess of tax cost over value)	(3,847,761)	(4,309,289)	(9,885,975)	(3,071,869)	(4,964,500)
Net unrealized appreciation/(depreciation)	$12,618,614	$12,668,713	$(5,002,281)	$1,121,702	$23,139
Cost of investment for income tax purposes	$84,132,608	$98,051,878	$141,962,208	$31,725,836	$44,800,164

	Westcore	Westcore	Westcore	Westcore
	Small-Cap	Small-Cap	Micro-Cap	International
	Opportunity Fund	Value Fund	Opportunity Fund	Frontier Fund
As of June 30, 2010
Gross appreciation (excess of value over tax cost)	$5,424,758	$35,375,109	$214,643	$5,633,750
Gross depreciation (excess of tax cost over value)	(3,934,540)	(19,237,919)	(180,676)	(3,166,061)
Net unrealized appreciation/(depreciation)	$1,490,218	$16,137,190	$33,967	$2,467,689
Cost of investment for income tax purposes	$35,969,940	$252,143,527	$2,059,390	$31,616,574

Westcore Bond Funds
	Westcore
	Flexible	Westcore	Westcore Colorado
	Income Fund	Plus Bond Fund	Tax-Exempt Fund
As of June 30, 2010
Gross appreciation (excess of value over tax cost)	$3,451,272	$88,499,931	$3,537,413
Gross depreciation (excess of tax cost over value)	(19,083,837)	(42,279,187)	(449,325)
Net unrealized appreciation/(depreciation)	$(15,632,565)	$46,220,744	$3,088,088
Cost of investment for income tax purposes	$84,588,425	$1,545,747,377	$115,522,769

5. INVESTMENT ADVISORY FEES, ADMINISTRATIVE FEES AND OTHER RELATED PARTY TRANSACTIONS

The Trust has entered into an advisory agreement with Denver Investment Advisors LLC (the “Advisor” or “Denver Investments”) for all Funds. The advisory agreement has been approved by the Trust’s Board of Trustees.

Pursuant to its advisory agreement with the Trust, Denver Investments is entitled to an investment advisory fee, computed daily and payable monthly of 0.65%, 0.65%, 0.65%, 0.65%, 0.75%, 1.00%, 1.00%, 1.00%, 1.20%, 0.45%, 0.45% and 0.50% of the average net assets for Westcore Growth, Westcore MIDCO Growth, Westcore Select, Westcore Blue Chip, Westcore Mid-Cap Value, Westcore Small-Cap Opportunity, Westcore Small-Cap Value, Westcore Micro-Cap Opportunity, Westcore International Frontier, Westcore Flexible Income, Westcore Plus Bond and Westcore Colorado Tax-Exempt Funds, respectively.

ALPS Fund Services, Inc. (“ALPS”) and Denver Investments serve as the Funds’ co-administrators (“Co-Administrators”). ALPS and Denver Investments are entitled to receive a total fee from each Fund for its administrative services computed daily and paid monthly. Denver Investments and ALPS agreed to allocate the co-administration fee as shown in the chart below. ALPS is also entitled to a minimum Trust level fee of $357,250 per annum, but no more than the amount of the administration fees paid by the Trust.

	ALPS	Denver Investments	Total
First $750 million in average daily Net Assets of the Trust	0.05%	0.20%	0.25%
Next $250 million in average daily Net Assets of the Trust	0.04%	0.16%	0.20%
Net Assets greater than $1.0 billion in average daily Net Assets of the Trust	0.025%	0.10%	0.125%

The administrative fees are then allocated to each Fund based upon the Fund’s relative proportion of the Trust’s Net Assets.

In addition, ALPS is entitled to an Institutional Class minimum administration fee. The fee is charged directly to each Institutional Class based on the Class’ assets in accordance with the schedule below.

Assets	Annual Fee
$0 - $9,999,999	$10,000
$10,000,000 - $19,999,999	$7,500
$20,000,000 - $29,999,999	$5,000
$30,000,000 - $39,999,999	$2,500
Over $40,000,000	$0

In addition, ALPS is entitled to a minimum administration fee for Westcore Micro-Cap Opportunity Fund. The fee is charged directly to the Fund based on the Fund’s net assets in accordance with the schedule below.

Assets	Annual Fee
$0 - $9,999,999	$10,000
$10,000,000 - $19,999,999	$7,500
$20,000,000 - $29,999,999	$5,000
Over $30,000,000	$0

The Trust has agreed to reimburse Denver Investments for a portion of the payments it makes to certain third party intermediaries for providing recordkeeping and sub-accounting services to persons who own Fund Retail Class shares through omnibus accounts (“Omnibus Accounts”). The amount reimbursed by the Trust is intended to not exceed the cost that would be incurred by the Trust if the shares held in the Omnibus Accounts were serviced directly by the Fund’s transfer agent.

To determine the reimbursement amount, the Trust’s effective cost for servicing shares directly by the Fund’s transfer agent is calculated on a semi-annual basis as follows (“Effective Rate”):

Trust Retail Class Transfer Agency Costs divided by the Retail Class Trust Assets serviced directly by the Fund’s Transfer Agent.

This Effective Rate is then multiplied by the Retail Class assets in the Omnibus Accounts to determine the reimbursement amount.

The Co-Administrators and the Advisor have contractually agreed to waive fees or reimburse expenses for each of the Funds until at least April 29, 2011 so that the Net Annual Fund Operating Expenses for the Retail Class shares of the Westcore Growth, Westcore MIDCO Growth, Westcore Select, Westcore Blue Chip, Westcore Mid-Cap Value, Westcore Small-Cap Opportunity, Westcore Small-Cap Value, Westcore Micro-Cap Opportunity, Westcore International Frontier, Westcore Flexible Income, Westcore Plus Bond and Westcore Colorado Tax-Exempt Funds will not exceed 1.15%, 1.15%, 1.15%, 1.15%, 1.25%, 1.30%, 1.30%, 1.30%, 1.50%, 0.85%, 0.55%, and 0.65%, respectively. Without such fee waivers, for the six months ended June 30, 2010, the Total Annualized Fund Operating Expenses of the Westcore Blue Chip, Westcore Small-Cap Opportunity, Westcore Small-Cap Value, Westcore Micro-Cap Opportunity, Westcore International Frontier, Westcore Flexible Income, Westcore Plus Bond, and Westcore Colorado Tax-Exempt Funds would be 1.25%, 1.52%, 1.35%, 6.97%, 1.83%, 0.89%, 0.78% and 0.88%, respectively.

The Co-Administrators and the Advisor have contractually agreed to waive fees or reimburse expenses with respect to Institutional Class shares until at least April 29, 2011. The Advisor will waive its investment advisory and/or administration fees and/or reimburse for all the ongoing class-specific expenses for the Institutional Class shares. Without such fee waivers, for the six months ended June 30, 2010, the Total Annualized Operating Expenses for the Institutional Class shares of the Westcore Growth, Westcore MIDCO Growth, Westcore Blue Chip, Westcore Small-Cap Opportunity, Westcore Small-Cap Value, Westcore Flexible Income and Westcore Plus Bond Funds would be 2.14%, 0.99%, 1.10%, 2.43%, 1.30%, 3.42% and 0.71%, respectively.

ALPS, pursuant to a Transfer Agency Agreement, serves as Transfer Agent for each of the Funds. As Transfer Agent, ALPS has, among other things, agreed to: (a) issue and redeem shares of the Funds; (b) make dividend and other distributions to shareholders of the Funds; (c) effect transfers of shares; (d) mail communications to shareholders of the Funds, including account statements, confirmations, and dividend and distribution notices; (e) facilitate the electronic delivery of shareholder statements and reports and (f) maintain shareholder accounts. Under the Transfer Agency Agreement, ALPS receives from the Trust an annual minimum fee per Fund, a fee based upon each shareholder account and is reimbursed for out-of-pocket expenses.

ALPS has also agreed, pursuant to a separate Bookkeeping and Pricing Agreement, to maintain the financial accounts and records of the Funds and to compute the net asset value and certain other financial information of the Funds. Under the Bookkeeping and Pricing Agreement, ALPS receives from the Trust a fee based on the assets of each Fund, subject to minimum fees on both the Retail and the Institutional Classes, and is reimbursed for out-of-pocket expenses.

Certain officers of the Funds are also officers of Denver Investments. All access persons of the Trust, as defined in the 1940 Act, and members, officers and employees of the Advisor, follow strict guidelines and policies on personal trading as outlined in the Trust’s and the Advisor’s respective Code of Ethics.

The Trustees have appointed a Chief Compliance Officer who is also the Treasurer of the Trust and an employee of the Advisor. The Trustees agreed to have the Funds pay the portion of his compensation attributable for services rendered as the Trust’s Chief Compliance Officer.

The Trust has a Trustee Deferred Compensation Plan (the “Deferral Plan”) which allows the trustees to defer the receipt of all or a portion of trustees fees. Under the Deferral Plan, any compensation deferred results in an equal adjustment to the Investment for/Payable for Trustee Deferred Compensation Plan on the Statement of Assets and Liabilities, as though an equivalent amount had been invested in shares of one or more Westcore Funds selected by the trustee. The amount paid to the trustees under the Deferral Plan will be determined based upon the performance of the selected funds. Deferral of trustees’ fees under the Deferral Plan will not affect the net assets of the Fund.

Shareholders individually holding more than 5% of the retail class of the Westcore Fund’s outstanding shares as of June 30, 2010, constituted 17.34% of the Westcore Small-Cap Opportunity Fund, 35.08% of the Westcore Micro-Cap Opportunity Fund and 5.66% of the Westcore International Frontier Fund. Included in the percentages above are holdings of Denver Investments and/or Denver Investments’ retirement savings plan representing 29.42% of the Westcore Micro-Cap Opportunity Fund and 5.66% of the Westcore International Frontier Fund.

Shareholders individually holding more than 5% of the institutional class of the Westcore Fund’s outstanding shares as of June 30, 2010, constituted 94.58% of the Westcore Growth Fund; 78.75% of the Westcore MIDCO Growth Fund; 95.34% of the Westcore Blue Chip Fund; 84.96% of the Westcore Small-Cap Opportunity Fund and 99.92% of the Westcore Flexible Income Fund. Included in the percentages above are holdings of Denver Investments and/or Denver Investments’ retirement savings plan representing 83.19% of the Westcore Growth Fund; 22.04% of the Westcore MIDCO Growth Fund; 23.37% of the Westcore Blue Chip Fund; 52.39% of the Westcore Small-Cap Opportunity Fund and 99.92% of the Westcore Flexible Income Fund.

6. NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Updated No. 2010-06, “Improving Disclosures About Fair Value Measurements” (“ASU”). The ASU requires enhanced disclosures about (1) transfers into and out of Levels 1 and 2 and (2) purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The first disclosure is effective for the first reporting period (including interim periods) beginning after December 15, 2009, and such disclosures are reflected in footnote #7, Fair Value Measurements. The second disclosure is effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact the adoption of this will have on the Funds’ financial statement disclosures.

7. FAIR VALUE MEASUREMENTS

A three-tier hierarchy has been established for fair value measurement based on the extent of use of “observable inputs” as compared to “unobservable inputs” for disclosure purposes and requires additional disclosures about these valuations measurements. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the security developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the security developed based on the best information available in the circumstances

The three-tier hierarchy is summarized as follows:

1) Level 1 -	quoted and unadjusted prices in active markets for identical securities
2) Level 2 -	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
3) Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2010 in valuing the Funds’ assets:

Westcore Growth Fund
Investments in Securities	Level 1 – Quoted and	Level 2 – Other Significant	Level 3 – Significant
at Value	Unadjusted Prices	Observable Inputs	Unobservable Inputs	Total
Common Stocks	$94,230,457	$–	$–	$94,230,457
Money Market Mutual Funds	2,520,765	–	–	2,520,765
Total	$96,751,222	$–	$–	$96,751,222

Westcore MIDCO Growth Fund
Investments in Securities	Level 1 – Quoted and	Level 2 – Other Significant	Level 3 – Significant
at Value	Unadjusted Prices	Observable Inputs	Unobservable Inputs	Total
Common Stocks	$108,118,220	$–	$–	$108,118,220
Money Market Mutual Funds	2,602,371	–	–	2,602,371
Total	$110,720,591	$–	$–	$110,720,591

Westcore Select Fund
Investments in Securities	Level 1 – Quoted and	Level 2 – Other Significant	Level 3 – Significant
at Value	Unadjusted Prices	Observable Inputs	Unobservable Inputs	Total
Common Stocks	$134,428,153	$–	$–	$134,428,153
Money Market Mutual Funds	2,531,774	–	–	2,531,774
Total	$136,959,927	$–	$–	$136,959,927

Westcore Blue Chip Fund
Investments in Securities	Level 1 – Quoted and	Level 2 – Other Significant	Level 3 – Significant
at Value	Unadjusted Prices	Observable Inputs	Unobservable Inputs	Total
Common Stocks	$32,472,309	$–	$–	$32,472,309
Money Market Mutual Funds	375,229	–	–	375,229
Total	$32,847,538	$–	$–	$32,847,538

Westcore Mid-Cap Value Fund
Investments in Securities	Level 1 – Quoted and	Level 2 – Other Significant	Level 3 – Significant
at Value	Unadjusted Prices	Observable Inputs	Unobservable Inputs	Total
Common Stocks	$44,091,728	$–	$–	$44,091,728
Money Market Mutual Funds	731,575	–	–	731,575
Total	$44,823,303	$–	$–	$44,823,303

Westcore Small-Cap Opportunity Fund
Investments in Securities	Level 1 – Quoted and	Level 2 – Other Significant	Level 3 – Significant
at Value	Unadjusted Prices	Observable Inputs	Unobservable Inputs	Total
Common Stocks	$36,563,310	$–	$–	$36,563,310
Money Market Mutual Funds	896,848	–	–	896,848
Total	$37,460,158	$–	$–	$37,460,158
Westcore Small-Cap Value Fund
Investments in Securities	Level 1 – Quoted and	Level 2 – Other Significant	Level 3 – Significant
at Value	Unadjusted Prices	Observable Inputs	Unobservable Inputs	Total
Common Stocks	$256,571,351	$–	$–	$256,571,351
Money Market Mutual Funds	11,709,366	–	–	11,709,366
Total	$268,280,717	$–	$–	$268,280,717
Westcore Micro-Cap Opportunity Fund
Investments in Securities	Level 1 – Quoted and	Level 2 – Other Significant	Level 3 – Significant
at Value	Unadjusted Prices	Observable Inputs	Unobservable Inputs	Total
Common Stocks	$2,044,288	$–	$–	$2,044,288
Money Market Mutual Funds	49,069	–	–	49,069
Total	$2,093,357	$–	$–	$2,093,357
Westcore International Frontier Fund
Investments in Securities	Level 1 – Quoted and	Level 2 – Other Significant	Level 3 – Significant
at Value	Unadjusted Prices	Observable Inputs	Unobservable Inputs	Total
Common Stocks	$6,677,035	$26,961,462	$–	$33,638,497
Money Market Mutual Funds	445,766	–	–	445,766
Total	$7,122,801	$26,961,462	$–	$34,084,263
Westcore Flexible Income Fund
Investments in Securities	Level 1 – Quoted and	Level 2 – Other Significant	Level 3 – Significant
at Value	Unadjusted Prices	Observable Inputs	Unobservable Inputs	Total
Common Stocks	$192,241	$–	$–	$192,241
Convertible Preferred Stocks	1,131,435	–	–	1,131,435
Nonconvertible Preferred Stocks	2,001,323	446,876	837,000	3,285,199
Corporate Bonds	–	56,086,998	2,414,812	58,501,810
Asset-Backed Securities, Collateralized Obligations & Commercial Mortgage- Backed Securities

	–	4,056,527	1,444,268	5,500,795
Money Market Mutual Funds	344,380	–	–	344,380
Total	$3,669,379	$60,590,401	$4,696,080	$68,955,860

Westcore Plus Bond Fund
Investments in Securities	Level 1 – Quoted and	Level 2 – Other Significant	Level 3 – Significant
at Value	Unadjusted Prices	Observable Inputs	Unobservable Inputs	Total
Nonconvertible Preferred Stocks	$277,998	$1,850,144	$2,176,200	$4,304,342
Corporate Bonds	–	753,457,347	18,777,934	772,235,281
Municipal Bond	–	15,820,341	–	15,820,341
Asset-Backed Securities, Col- lateralized Debt Obligations, Commercial Mortgage-Backed Securities, Residential Mortgage- Backed Securities, & Agency Mortgage-Backed Securities

	–	520,686,283	16,062,811	536,749,094
U.S. Government & Agency Obligations
	–	71,919,658	–	71,919,658
U.S. Treasury Bonds & Notes	173,600,384	–	–	173,600,384
Money Market Mutual Funds	17,339,021	–	–	17,339,021
Total	$191,217,403	$1,363,733,773	$37,016,945	$1,591,968,121

Westcore Colorado Tax-Exempt Fund
Investments in Securities	Level 1 – Quoted and	Level 2 – Other Significant	Level 3 – Significant
at Value	Unadjusted Prices	Observable Inputs	Unobservable Inputs	Total
Municipal Bonds	$–	$113,394,460	$–	$113,394,460
Money Market Mutual Funds	5,216,397	–	–	5,216,397
Total	$5,216,397	$113,394,460	$–	$118,610,857

There were no transfers into or out of Levels 1 and 2 during the period except in Westcore International Frontier Fund.

Westcore International Frontier Fund utilizes a fair value evaluation service with respect to international securities with an earlier market closing than the Fund’s net asset value computation cutoff. As such, international securities can transfer between Level 1 and Level 2 based on triggers being met without disclosure detailing the transfers into and out of Level 1 and Level 2.

All securities of the Funds, except for Westcore Flexible Income and Plus Bond Funds, were valued using either Level 1 or Level 2 inputs during the six months ended June 30, 2010. Thus a reconciliation of assets in which significant unobservable inputs (Level 3) were used is not applicable for these Funds.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Westcore Flexible Income Fund
			Change in unrealized
	Balance as of		appreciation/	Net purchases/	Transfers in and/or	Balance as of
Investments in Securities	December 31, 2009	Realized gain*	(depreciation)*	(sales)	out of Level 3	June 30, 2010
Nonconvertible Preferred Stocks
	$801,000	$-	$36,000	$-	$–	$837,000
Corporate Bonds	3,217,065	3,379	29,315	(834,945)	–	2,414,814
Asset-Backed Securities, Collateralized Obligations & Commercial Mortgage- Backed Securities

	474,599	-	(51,613)	1,021,280	–	1,444,266
Total	$4,492,664	$3,379	$13,702	$186,335	$–	$4,696,080

Westcore Plus Bond Fund
			Change in unrealized
	Balance as of		appreciation/	Net purchases/	Transfers in and/or	Balance as of
Investments in Securities	December 31, 2009	Realized gain*	(depreciation)*	(sales)	out of Level 3	June 30, 2010
Nonconvertible Preferred Stocks
	$2,082,600	$-	$93,600	$-	$–	$2,176,200
Corporate Bonds	21,022,358	8,678	742,366	(2,995,467)	–	18,777,935
Asset-Backed Securities, Collateralized Debt Obligations, Commercial Mortgage-Backed Securities, Residential Mortgage- Backed Securities, & Agency Mortgage-Backed Securities

	514,762	-	498,018	15,050,030	–	16,062,810
Total	$23,619,720	$8,678	$1,333,984	$12,054,563	$–	$37,016,945

* Net realized gain/(loss) and net unrealized appreciation/(depreciation) are included in the related amounts in the statement of operations.

For fair value measurements using significant other observable inputs (Level 2), the Funds generally utilize an independent pricing service which utilizes evaluated pricing models that vary by asset class and incorporate available trade, bid and other market information, and for structured securities also incorporate cash flow and, when available, loan performance data. The independent pricing service’s evaluated pricing models apply available market information through processes such as benchmark curves, benchmarking of similar securities, and sector groupings. For certain securities, the independent pricing service uses model processes, such as the Option Adjusted Spread (benchmark driven) model, to assess interest rate impact and develop prepayment scenarios. With respect to trades and bids, the independent pricing service reviews the lot size to determine whether the information is representative of an orderly trading market. If the independent pricing service determines that trade or bid information is not consistent with other information available, the trade or bid will not be reflected in the evaluated price.

In the event the independent pricing service is unable to provide an evaluated price for a security or Denver Investments believes the price provided is not reliable, securities of the Funds may be valued in good faith as described in Footnote 2 of the Financial Statements. These fair value measurements typically utilize significant unobservable inputs (Level 3). In these instances, Denver Investments typically seeks to find an alternative independent source, such as a broker/dealer that is reasonably knowledgeable of the security to provide a price quote, typically by developing “indicative” pricing models similar to the models used by the independent pricing service described above. In addition, Denver Investments personnel may develop their own pricing estimates using similar techniques and modeling as described above.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may differ from the value determined upon sale of those investments.

8. FOREIGN CURRENCY EXCHANGE CONTRACTS

The Westcore International Frontier Fund buys and sells securities denominated in currencies other than the U.S. dollar and it is the Fund’s standard practice to purchase or sell foreign currencies on a “spot” or cash basis at the prevailing rate in the foreign currency exchange market or enter into forward foreign currency exchange contracts to settle the transaction in the proper currency.

When entering into a spot or forward foreign currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued at each portfolio valuation, and the Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the spot or forward foreign exchange rates at the dates of entry into the contracts and the spot or forward rates at the reporting date, is included in the statement of assets and liabilities. Realized and unrealized gains and losses are included in the statement of operations. These instruments involve market risk and credit risk in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency exchange rates.

As of June 30, 2010, the Fund had the following spot/forward foreign currency contracts included on the statement of assets and liabilities:

Contracts Sold	Settlement Date	Unrealized Gain/Loss
86,284 Euro vs. 106,104 US Dollars	July 1, 2010	$591
121,421 British Pound Sterling vs. 183,174 US Dollars	July 1, 2010	1,760
14,331,310 Japanese Yen vs. 160,467 US Dollars	July 1, 2010	(1,624)
122,804 Euro vs. 149,723 US Dollars	July 2, 2010	(449)
5,065,226 Japanese Yen vs. 57,221 US Dollars	July 2, 2010	(68)

Contracts Sold	Settlement Date	Unrealized Gain/Loss
68,048 US Dollars vs. 45,107 British Pound Sterling	July 1, 2010	$(654)
249,787 US Dollars vs. 165,935 British Pound Sterling	July 2, 2010	(1,863)
49,993 US Dollars vs. 389,177 Hong Kong Dollar	July 2, 2010	(15)

9. PURCHASES AND SALES OF INVESTMENTS

Investment transactions for the six months ended June 30, 2010 excluding temporary short-term investments, were as follows:

Fund	Cost of Investments	Proceeds from
	Purchased	Investments Sold
Westcore Growth Fund	$36,045,483	$53,896,938
Westcore MIDCO Growth Fund	60,333,424	67,932,200
Westcore Select Fund	180,627,694	102,765,724
Westcore Blue Chip Fund	7,798,537	9,247,762
Westcore Mid-Cap Value Fund	8,600,327	11,530,167
Westcore Small-Cap Opportunity Fund	10,105,902	7,530,533
Westcore Small-Cap Value Fund	58,365,325	45,852,673
Westcore Micro-Cap Opportunity Fund	1,173,015	1,016,589
Westcore International Frontier Fund	12,142,317	8,966,548
Westcore Flexible Income Fund	12,558,163	14,981,998
Westcore Plus Bond Fund	410,123,462	287,054,154
Westcore Colorado Tax-Exempt Fund	15,867,623	726,250

10. SUBSEQUENT EVENTS

Management has evaluated whether any events or transactions occurred subsequent to June 30, 2010 through the issuance date of the Funds’ financial statements, and determined that there were no other material events or transactions that would require recognition or disclosure in the Funds’ financial statements.

Westcore Trustees and Officers:

Jack D. Henderson, Chairman

Mary K. Anstine, Trustee

John A. DeTore, Trustee

Rick A. Pederson, Trustee

Robert L. Stamp, Trustee

Janice M. Teague, Trustee

Douglas M. Sparks, Trustee

James A. Smith, Trustee

Todger Anderson, President

Jasper R. Frontz, Treasurer & Chief Compliance Officer

Patrick D. Buchanan, Asst. Treasurer

Paul F. Leone, Secretary

A description of the policies and procedures that Westcore Funds uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800.392.CORE; (ii) on the Westcore Funds website, www.westcore.com; and (iii) on the Securities and Exchange Commission website at www.sec.gov.

This report has been prepared for Westcore shareholders and may be distributed to others only if preceded or accompanied by a prospectus.

Westcore Funds are distributed by ALPS Distributors, Inc.

Item 2.  Code of Ethics.

Not applicable to semi-annual report.

Item 3.  Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.  Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5.   Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Investments.

a)     Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Reports to Stockholders filed under Item 1 of this Form N-CSR.

b)     Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees, where these changes were implemented after the registrant last provided disclosure in response to the requirements of item 407 (c)(2)(iv) of Regulation S-K or this Item.

Item 11.  Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) (the “1940 Act”) (17 CFR 270.30a-3(e)) are effective based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of this report.

(b)  There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)  Not applicable to semi-annual report.

(a)(2)  The certifications required by Rule 30a-2(a) of the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.Cert.

(a)(3)  Not applicable.

(b)  The certifications required by Rule 30a-2(b) of the 1940 Act (17 CFR 270.30a-2(b)) and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WESTCORE TRUST

By:                  /s/ Todger Anderson

                        Todger Anderson

                        President/Principal Executive Officer

Date:               September 3, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:                  /s/ Todger Anderson

                        Todger Anderson

                        President/Principal Executive Officer

Date:               September 3, 2010

By:                  /s/ Jasper R. Frontz

                        Jasper R. Frontz

                        Treasurer/Principal Financial Officer

Date:               September 3, 2010